UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 57.87%

AMUSEMENT & RECREATION SERVICES - 0.13%
          2,562  HARRAH'S ENTERTAINMENT INCORPORATED                                                               $     170,194
          4,680  INTERNATIONAL GAME TECHNOLOGY                                                                           194,220

                                                                                                                         364,414
                                                                                                                   -------------

APPAREL & ACCESSORY STORES - 0.24%
          7,425  GAP INCORPORATED                                                                                        140,704
          4,514  KOHL'S CORPORATION+                                                                                     293,049
          4,683  LIMITED BRANDS                                                                                          124,053
          3,149  NORDSTROM INCORPORATED                                                                                  133,203

                                                                                                                         691,009
                                                                                                                   -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
          1,555  JONES APPAREL GROUP INCORPORATED                                                                         50,444
          1,422  LIZ CLAIBORNE INCORPORATED                                                                               56,183
          1,223  VF CORPORATION                                                                                           89,218

                                                                                                                         195,845
                                                                                                                   -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
          2,114  AUTONATION INCORPORATED+ <<                                                                              44,183
            727  AUTOZONE INCORPORATED+ <<                                                                                75,099

                                                                                                                         119,282
                                                                                                                   -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
            854  RYDER SYSTEM INCORPORATED                                                                                44,135
                                                                                                                   -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.14%
          1,634  CENTEX CORPORATION                                                                                       85,981
          3,756  D.R. HORTON INCORPORATED                                                                                 89,956
          1,082  KB HOME                                                                                                  47,392
          1,908  LENNAR CORPORATION CLASS A<<                                                                             86,337
          2,918  PULTE HOMES INCORPORATED                                                                                 92,967

                                                                                                                         402,633
                                                                                                                   -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.60%
         28,461  HOME DEPOT INCORPORATED                                                                               1,032,280
         21,068  LOWE'S COMPANIES INCORPORATED                                                                           591,168
          1,553  SHERWIN-WILLIAMS COMPANY                                                                                 86,626

                                                                                                                       1,710,074
                                                                                                                   -------------

BUSINESS SERVICES - 3.58%
          7,986  ADOBE SYSTEMS INCORPORATED+                                                                             299,076
          1,635  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       84,791
          3,194  AUTODESK INCORPORATED+                                                                                  111,087
          7,660  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  362,624
          2,826  BMC SOFTWARE INCORPORATED+ <<                                                                            76,924
          5,651  CA INCORPORATED                                                                                         133,872
          2,534  CITRIX SYSTEMS INCORPORATED+                                                                             91,756
          2,367  COMPUTER SCIENCES CORPORATION+                                                                          116,267
          5,136  COMPUWARE CORPORATION+                                                                                   40,009
          1,914  CONVERGYS CORPORATION+                                                                                   39,524
         16,199  EBAY INCORPORATED+                                                                                      459,404
          4,228  ELECTRONIC ARTS INCORPORATED+                                                                           235,415
          7,137  ELECTRONIC DATA SYSTEMS CORPORATION                                                                     174,999

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
          1,746  EQUIFAX INCORPORATED                                                                              $      64,096
         10,551  FIRST DATA CORPORATION                                                                                  443,142
          2,402  FISERV INCORPORATED+                                                                                    113,110
          2,937  GOOGLE INCORPORATED CLASS A+                                                                          1,180,380
          2,778  IMS HEALTH INCORPORATED                                                                                  74,006
          6,078  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+ <<                                                          60,172
          4,711  INTUIT INCORPORATED+                                                                                    151,176
          7,801  JUNIPER NETWORKS INCORPORATED+                                                                          134,801
        119,100  MICROSOFT CORPORATION                                                                                 3,255,003
          1,770  MONSTER WORLDWIDE INCORPORATED+                                                                          64,056
          2,484  NCR CORPORATION+                                                                                         98,068
          4,674  NOVELL INCORPORATED+                                                                                     28,605
          2,368  OMNICOM GROUP INCORPORATED                                                                              221,645
         55,619  ORACLE CORPORATION+                                                                                     986,681
          1,539  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       26,871
          2,362  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   80,237
         48,390  SUN MICROSYSTEMS INCORPORATED+                                                                          240,498
         13,640  SYMANTEC CORPORATION+                                                                                   290,259
          4,740  UNISYS CORPORATION+                                                                                      26,828
          3,380  VERISIGN INCORPORATED+                                                                                   68,276
         17,140  YAHOO! INCORPORATED+ <<                                                                                 433,299

                                                                                                                      10,266,957
                                                                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 5.82%
         21,067  ABBOTT LABORATORIES                                                                                   1,023,014
          3,038  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   201,632
          1,076  ALBERTO-CULVER COMPANY CLASS B                                                                           54,435
         16,141  AMGEN INCORPORATED+                                                                                   1,154,566
          1,301  AVERY DENNISON CORPORATION                                                                               78,281
          6,173  AVON PRODUCTS INCORPORATED                                                                              189,264
          1,465  BARR PHARMACEUTICALS INCORPORATED+                                                                       76,092
          4,737  BIOGEN IDEC INCORPORATED+                                                                               211,649
         27,117  BRISTOL-MYERS SQUIBB COMPANY                                                                            675,756
          2,084  CLOROX COMPANY                                                                                          131,292
          7,121  COLGATE-PALMOLIVE COMPANY                                                                               442,214
         13,228  DOW CHEMICAL COMPANY                                                                                    515,627
         12,710  E.I. DU PONT DE NEMOURS & COMPANY                                                                       544,496
          1,134  EASTMAN CHEMICAL COMPANY                                                                                 61,259
          2,463  ECOLAB INCORPORATED                                                                                     105,466
         13,560  ELI LILLY & COMPANY                                                                                     772,920
          1,781  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              71,828
          4,384  FOREST LABORATORIES INCORPORATED+                                                                       221,874
          3,604  GENZYME CORPORATION+                                                                                    243,162
          6,299  GILEAD SCIENCES INCORPORATED+                                                                           432,741
          2,164  HOSPIRA INCORPORATED+                                                                                    82,816
          1,087  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          42,980
          3,352  KING PHARMACEUTICALS INCORPORATED+ <<                                                                    57,085
          3,301  MEDIMMUNE INCORPORATED+                                                                                  96,422
         30,007  MERCK & COMPANY INCORPORATED                                                                          1,257,293
          7,484  MONSANTO COMPANY                                                                                        351,823
          2,906  MYLAN LABORATORIES INCORPORATED                                                                          58,498
        100,543  PFIZER INCORPORATED                                                                                   2,851,399
          2,277  PPG INDUSTRIES INCORPORATED                                                                             152,741
          4,445  PRAXAIR INCORPORATED                                                                                    262,966
         43,782  PROCTER & GAMBLE COMPANY                                                                              2,713,608
          1,979  ROHM & HAAS COMPANY                                                                                      93,706
         20,426  SCHERING-PLOUGH CORPORATION                                                                             451,210
            915  SIGMA-ALDRICH CORPORATION                                                                                69,238
         18,555  WYETH                                                                                                   943,336

                                                                                                                      16,692,689
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
COAL MINING - 0.03%
          2,528  CONSOL ENERGY INCORPORATED                                                                        $      80,213
                                                                                                                   -------------

COMMUNICATIONS - 2.51%
          5,352  ALLTEL CORPORATION                                                                                      297,036
         53,559  AT&T INCORPORATED<<                                                                                   1,743,881
          6,301  AVAYA INCORPORATED+                                                                                      72,083
         25,038  BELLSOUTH CORPORATION                                                                                 1,070,375
          1,605  CENTURYTEL INCORPORATED                                                                                  63,670
          6,843  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               197,421
         28,858  COMCAST CORPORATION CLASS A+ <<                                                                       1,063,417
          2,057  EMBARQ CORPORATION                                                                                       99,497
         22,068  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+ <<                                                     192,433
         41,195  SPRINT NEXTEL CORPORATION                                                                               706,494
          3,459  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                          118,782
         39,971  VERIZON COMMUNICATIONS INCORPORATED                                                                   1,484,123
          6,537  WINDSTREAM CORPORATION                                                                                   86,223

                                                                                                                       7,195,435
                                                                                                                   -------------

DEPOSITORY INSTITUTIONS - 6.32%
          4,722  AMSOUTH BANCORPORATION                                                                                  137,127
         62,408  BANK OF AMERICA CORPORATION                                                                           3,343,197
         10,523  BANK OF NEW YORK COMPANY INCORPORATED                                                                   371,041
          7,405  BB&T CORPORATION                                                                                        324,191
         68,173  CITIGROUP INCORPORATED                                                                                3,386,153
          2,236  COMERICA INCORPORATED                                                                                   127,273
          2,571  COMMERCE BANCORP INCORPORATED                                                                            94,381
          1,784  COMPASS BANCSHARES INCORPORATED                                                                         101,652
          7,692  FIFTH THIRD BANCORP                                                                                     292,911
          1,709  FIRST HORIZON NATIONAL CORPORATION                                                                       64,959
          3,665  GOLDEN WEST FINANCIAL CORPORATION                                                                       283,121
          3,275  HUNTINGTON BANCSHARES INCORPORATED                                                                       78,371
         47,868  JPMORGAN CHASE & COMPANY                                                                              2,247,881
          5,561  KEYCORP                                                                                                 208,204
          1,071  M&T BANK CORPORATION                                                                                    128,477
          3,506  MARSHALL & ILSLEY CORPORATION                                                                           168,919
          5,673  MELLON FINANCIAL CORPORATION                                                                            221,814
          8,340  NATIONAL CITY CORPORATION<<                                                                             305,244
          6,424  NORTH FORK BANCORPORATION INCORPORATED                                                                  183,969
          2,584  NORTHERN TRUST CORPORATION                                                                              150,983
          4,060  PNC FINANCIAL SERVICES GROUP                                                                            294,106
          6,269  REGIONS FINANCIAL CORPORATION<<                                                                         230,637
          4,945  SOVEREIGN BANCORP INCORPORATED                                                                          106,367
          4,566  STATE STREET CORPORATION                                                                                284,918
          5,030  SUNTRUST BANKS INCORPORATED                                                                             388,718
          4,468  SYNOVUS FINANCIAL CORPORATION                                                                           131,225
         24,506  US BANCORP                                                                                              814,089
         22,494  WACHOVIA CORPORATION<<                                                                                1,255,165
         13,286  WASHINGTON MUTUAL INCORPORATED<<                                                                        577,542
         46,431  WELLS FARGO & COMPANY@                                                                                1,679,874
          1,470  ZIONS BANCORPORATION                                                                                    117,321

                                                                                                                      18,099,830
                                                                                                                   -------------

EATING & DRINKING PLACES - 0.37%
          2,014  DARDEN RESTAURANTS INCORPORATED                                                                          85,535
         16,910  MCDONALD'S CORPORATION                                                                                  661,519
          1,622  WENDY'S INTERNATIONAL INCORPORATED                                                                      108,674
          3,733  YUM! BRANDS INCORPORATED                                                                                194,303

                                                                                                                       1,050,031
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
EDUCATIONAL SERVICES - 0.03%
          1,929  APOLLO GROUP INCORPORATED CLASS A+                                                                $      94,984
                                                                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.27%
          9,120  AES CORPORATION+                                                                                        185,957
          2,269  ALLEGHENY ENERGY INCORPORATED+                                                                           91,146
          3,497  ALLIED WASTE INDUSTRIES INCORPORATED+ <<                                                                 39,411
          2,838  AMEREN CORPORATION<<                                                                                    149,818
          5,432  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            197,562
          4,299  CENTERPOINT ENERGY INCORPORATED                                                                          61,562
          4,424  CITIZENS COMMUNICATIONS COMPANY                                                                          62,113
          3,055  CMS ENERGY CORPORATION+ <<                                                                               44,114
          3,398  CONSOLIDATED EDISON INCORPORATED                                                                        156,988
          2,477  CONSTELLATION ENERGY GROUP INCORPORATED                                                                 146,638
          4,865  DOMINION RESOURCES INCORPORATED                                                                         372,124
          2,451  DTE ENERGY COMPANY                                                                                      101,741
         17,278  DUKE ENERGY CORPORATION                                                                                 521,796
          5,215  DYNEGY INCORPORATED CLASS A+                                                                             28,891
          4,492  EDISON INTERNATIONAL                                                                                    187,047
          9,596  EL PASO CORPORATION                                                                                     130,889
          2,873  ENTERGY CORPORATION                                                                                     224,755
          9,231  EXELON CORPORATION                                                                                      558,845
          4,548  FIRSTENERGY CORPORATION                                                                                 254,051
          5,576  FPL GROUP INCORPORATED                                                                                  250,920
          2,413  KEYSPAN CORPORATION                                                                                      99,271
          1,477  KINDER MORGAN INCORPORATED                                                                              154,863
            614  NICOR INCORPORATED                                                                                       26,255
          3,761  NISOURCE INCORPORATED                                                                                    81,764
            530  PEOPLES ENERGY CORPORATION                                                                               21,545
          4,799  PG&E CORPORATION                                                                                        199,878
          1,371  PINNACLE WEST CAPITAL CORPORATION                                                                        61,764
          5,253  PPL CORPORATION                                                                                         172,824
          3,493  PROGRESS ENERGY INCORPORATED<<                                                                          158,512
          3,471  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            212,390
          3,601  SEMPRA ENERGY                                                                                           180,950
          2,880  TECO ENERGY INCORPORATED                                                                                 45,072
         10,235  THE SOUTHERN COMPANY                                                                                    352,698
          6,362  TXU CORPORATION                                                                                         397,752
          7,453  WASTE MANAGEMENT INCORPORATED                                                                           273,376
          8,215  WILLIAMS COMPANIES INCORPORATED                                                                         196,092
          5,597  XCEL ENERGY INCORPORATED                                                                                115,578

                                                                                                                       6,516,952
                                                                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.10%
          1,616  ADC TELECOMMUNICATIONS INCORPORATED+                                                                     24,240
          6,699  ADVANCED MICRO DEVICES INCORPORATED+ <<                                                                 166,470
          4,954  ALTERA CORPORATION+                                                                                      91,055
          2,337  AMERICAN POWER CONVERSION CORPORATION<<                                                                  51,321
          4,865  ANALOG DEVICES INCORPORATED                                                                             142,982
          6,466  BROADCOM CORPORATION CLASS A+                                                                           196,178
          1,164  CIENA CORPORATION+                                                                                       31,727
         84,178  CISCO SYSTEMS INCORPORATED+                                                                           1,936,094
          2,785  COMVERSE TECHNOLOGY INCORPORATED+                                                                        59,710
          1,262  COOPER INDUSTRIES LIMITED CLASS A                                                                       107,548
          5,621  EMERSON ELECTRIC COMPANY                                                                                471,377
          5,593  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                           212,590
        142,351  GENERAL ELECTRIC COMPANY                                                                              5,024,990
            898  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             74,929
         79,536  INTEL CORPORATION                                                                                     1,636,056
          2,546  JABIL CIRCUIT INCORPORATED                                                                               72,739
         23,233  JDS UNIPHASE CORPORATION+                                                                                50,880
          2,745  KLA-TENCOR CORPORATION                                                                                  122,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          1,696  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                          $     132,848
          4,153  LINEAR TECHNOLOGY CORPORATION                                                                           129,241
          5,510  LSI LOGIC CORPORATION+                                                                                   45,292
         61,803  LUCENT TECHNOLOGIES INCORPORATED+                                                                       144,619
          4,422  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  124,126
         10,064  MICRON TECHNOLOGY INCORPORATED+                                                                         175,114
          1,950  MOLEX INCORPORATED                                                                                       75,992
         33,784  MOTOROLA INCORPORATED                                                                                   844,600
          4,104  NATIONAL SEMICONDUCTOR CORPORATION                                                                       96,567
          5,135  NETWORK APPLIANCE INCORPORATED+                                                                         190,046
          1,699  NOVELLUS SYSTEMS INCORPORATED+                                                                           46,994
          4,860  NVIDIA CORPORATION+                                                                                     143,807
          2,881  PMC-SIERRA INCORPORATED+ <<                                                                              17,113
          2,197  QLOGIC CORPORATION+                                                                                      41,523
         22,778  QUALCOMM INCORPORATED                                                                                   827,980
          2,363  ROCKWELL COLLINS INCORPORATED                                                                           129,587
          7,347  SANMINA-SCI CORPORATION+                                                                                 27,478
          6,173  TELLABS INCORPORATED+                                                                                    67,656
         21,133  TEXAS INSTRUMENTS INCORPORATED                                                                          702,672
          1,078  WHIRLPOOL CORPORATION                                                                                    90,671
          4,686  XILINX INCORPORATED                                                                                     102,858

                                                                                                                      14,629,740
                                                                                                                   -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.21%
          1,207  FLUOR CORPORATION                                                                                        92,806
          3,265  MOODY'S CORPORATION                                                                                     213,466
          4,667  PAYCHEX INCORPORATED                                                                                    171,979
          2,229  QUEST DIAGNOSTICS INCORPORATED                                                                          136,326

                                                                                                                         614,577
                                                                                                                   -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
          1,436  BALL CORPORATION                                                                                         58,086
          2,079  FORTUNE BRANDS INCORPORATED                                                                             156,154
          5,794  ILLINOIS TOOL WORKS INCORPORATED                                                                        260,151
            800  SNAP-ON INCORPORATED<<                                                                                   35,640

                                                                                                                         510,031
                                                                                                                   -------------

FINANCIAL SERVICES - 0.02%
          2,849  JANUS CAPITAL GROUP INCORPORATED                                                                         56,182
                                                                                                                   -------------

FOOD & KINDRED PRODUCTS - 1.87%
         10,600  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   503,606
          9,041  ARCHER-DANIELS-MIDLAND COMPANY                                                                          342,473
          3,179  CAMPBELL SOUP COMPANY                                                                                   116,034
          3,800  COCA-COLA ENTERPRISES INCORPORATED                                                                       79,154
          7,044  CONAGRA FOODS INCORPORATED                                                                              172,437
          2,907  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               83,663
          4,865  GENERAL MILLS INCORPORATED                                                                              275,359
          4,570  H.J. HEINZ COMPANY                                                                                      191,620
          1,562  HERCULES INCORPORATED+                                                                                   24,633
          2,421  HERSHEY FOODS CORPORATION                                                                               129,402
          3,446  KELLOGG COMPANY                                                                                         170,646
          1,818  MCCORMICK & COMPANY INCORPORATED                                                                         69,048
            629  MOLSON COORS BREWING COMPANY<<                                                                           43,338
          1,873  PEPSI BOTTLING GROUP INCORPORATED                                                                        66,492
         22,734  PEPSICO INCORPORATED                                                                                  1,483,621
         10,481  SARA LEE CORPORATION                                                                                    168,430
         28,101  THE COCA-COLA COMPANY                                                                                 1,255,553
          3,474  TYSON FOODS INCORPORATED CLASS A<<                                                                       55,167

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
          3,023  WM. WRIGLEY JR. COMPANY                                                                           $     139,239

                                                                                                                       5,369,915
                                                                                                                   -------------

FOOD STORES - 0.31%
          9,962  KROGER COMPANY                                                                                          230,521
          6,130  SAFEWAY INCORPORATED                                                                                    186,046
         10,425  STARBUCKS CORPORATION+ <<                                                                               354,971
          1,946  WHOLE FOODS MARKET INCORPORATED<<                                                                       115,651

                                                                                                                         887,189
                                                                                                                   -------------

FORESTRY - 0.07%
          3,395  WEYERHAEUSER COMPANY                                                                                    208,894
                                                                                                                   -------------

FURNITURE & FIXTURES - 0.11%
          2,491  LEGGETT & PLATT INCORPORATED                                                                             62,350
          5,489  MASCO CORPORATION                                                                                       150,508
          3,818  NEWELL RUBBERMAID INCORPORATED<<                                                                        108,126

                                                                                                                         320,984
                                                                                                                   -------------

GENERAL MERCHANDISE STORES - 1.18%
          1,501  BIG LOTS INCORPORATED+ <<                                                                                29,735
          4,301  DOLLAR GENERAL CORPORATION                                                                               58,623
          2,090  FAMILY DOLLAR STORES INCORPORATED                                                                        61,112
          7,496  FEDERATED DEPARTMENT STORES INCORPORATED                                                                323,902
          3,091  JC PENNEY COMPANY INCORPORATED                                                                          211,393
          1,147  SEARS HOLDINGS CORPORATION+                                                                             181,329
         11,840  TARGET CORPORATION                                                                                      654,160
          6,198  TJX COMPANIES INCORPORATED                                                                              173,730
         33,917  WAL-MART STORES INCORPORATED                                                                          1,672,786

                                                                                                                       3,366,770
                                                                                                                   -------------

HEALTH SERVICES - 0.33%
          5,886  CAREMARK RX INCORPORATED                                                                                333,560
          5,845  HCA INCORPORATED                                                                                        291,607
          3,313  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A                                                        69,242
          1,726  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             113,174
          1,015  MANOR CARE INCORPORATED                                                                                  53,064
          6,499  TENET HEALTHCARE CORPORATION+                                                                            52,902
          1,409  WATSON PHARMACEUTICALS INCORPORATED+                                                                     36,874

                                                                                                                         950,423
                                                                                                                   -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.63%
          1,342  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        73,018
          2,954  ARCHSTONE-SMITH TRUST                                                                                   160,816
          1,576  BOSTON PROPERTIES INCORPORATED                                                                          162,864
          4,827  EQUITY OFFICE PROPERTIES TRUST                                                                          191,922
          4,012  EQUITY RESIDENTIAL<<                                                                                    202,927
          2,986  KIMCO REALTY CORPORATION                                                                                128,010
          2,471  PLUM CREEK TIMBER COMPANY                                                                                84,113
          3,379  PROLOGIS                                                                                                192,806
          1,672  PUBLIC STORAGE INCORPORATED                                                                             143,775
          3,049  SIMON PROPERTY GROUP INCORPORATED                                                                       276,300
          1,680  VORNADO REALTY TRUST                                                                                    183,120

                                                                                                                       1,799,671
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
          3,891  BED BATH & BEYOND INCORPORATED+                                                                   $     148,870
          5,606  BEST BUY COMPANY INCORPORATED                                                                           300,257
          1,944  CIRCUIT CITY STORES INCORPORATED                                                                         48,814
          1,871  RADIO SHACK CORPORATION<<                                                                                36,110

                                                                                                                         534,051
                                                                                                                   -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.20%
          5,319  HILTON HOTELS CORPORATION                                                                               148,134
          4,737  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             183,038
          3,003  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        171,742
          2,762  WYNDHAM WORLDWIDE CORPORATION+                                                                           77,253

                                                                                                                         580,167
                                                                                                                   -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.15%
         10,386  3M COMPANY                                                                                              772,926
          2,406  AMERICAN STANDARD COMPANIES INCORPORATED                                                                100,980
         11,727  APPLE COMPUTER INCORPORATED+                                                                            903,331
         19,114  APPLIED MATERIALS INCORPORATED                                                                          338,891
          4,536  BAKER HUGHES INCORPORATED                                                                               309,355
          1,021  BLACK & DECKER CORPORATION                                                                               81,016
          9,042  CATERPILLAR INCORPORATED                                                                                594,964
            724  CUMMINS INCORPORATED                                                                                     86,323
          3,188  DEERE & COMPANY                                                                                         267,505
         31,323  DELL INCORPORATED+                                                                                      715,417
          2,806  DOVER CORPORATION                                                                                       133,117
          2,068  EATON CORPORATION                                                                                       142,382
         31,694  EMC CORPORATION+                                                                                        379,694
         37,768  HEWLETT-PACKARD COMPANY                                                                               1,385,708
          4,436  INGERSOLL-RAND COMPANY CLASS A<<                                                                        168,479
         20,985  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           1,719,511
          1,382  LEXMARK INTERNATIONAL INCORPORATED+                                                                      79,686
          2,418  NATIONAL-OILWELL VARCO INCORPORATED+                                                                    141,574
          1,721  PALL CORPORATION                                                                                         53,024
          1,657  PARKER HANNIFIN CORPORATION                                                                             128,799
          3,054  PITNEY BOWES INCORPORATED                                                                               135,506
          2,702  SANDISK CORPORATION+ <<                                                                                 144,665
          2,759  SMITH INTERNATIONAL INCORPORATED                                                                        107,049
         12,611  SOLECTRON CORPORATION+                                                                                   41,112
          1,115  STANLEY WORKS                                                                                            55,583
          3,501  SYMBOL TECHNOLOGIES INCORPORATED<<                                                                       52,025

                                                                                                                       9,038,622
                                                                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.21%
          4,336  AON CORPORATION<<                                                                                       146,860
          2,276  HUMANA INCORPORATED+                                                                                    150,421
          7,589  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 213,630
          4,723  UNUMPROVIDENT CORPORATION                                                                                91,579

                                                                                                                         602,490
                                                                                                                   -------------

INSURANCE CARRIERS - 3.38%
          4,484  ACE LIMITED                                                                                             245,409
          7,552  AETNA INCORPORATED                                                                                      298,682
          6,843  AFLAC INCORPORATED                                                                                      313,136
          8,680  ALLSTATE CORPORATION                                                                                    544,496
          1,460  AMBAC FINANCIAL GROUP INCORPORATED                                                                      120,815
         35,834  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             2,374,361
          5,664  CHUBB CORPORATION                                                                                       294,301
          1,529  CIGNA CORPORATION                                                                                       177,853

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
          2,388  CINCINNATI FINANCIAL CORPORATION                                                                  $     114,767
          6,274  GENWORTH FINANCIAL INCORPORATED                                                                         219,653
          4,195  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          363,916
          3,959  LINCOLN NATIONAL CORPORATION                                                                            245,775
          6,302  LOEWS CORPORATION                                                                                       238,846
          1,858  MBIA INCORPORATED<<                                                                                     114,156
         10,471  METLIFE INCORPORATED                                                                                    593,496
          1,164  MGIC INVESTMENT CORPORATION                                                                              69,805
          3,713  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  201,542
         10,648  PROGRESSIVE CORPORATION                                                                                 261,302
          6,687  PRUDENTIAL FINANCIAL INCORPORATED                                                                       509,884
          1,604  SAFECO CORPORATION                                                                                       94,524
          9,527  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                               446,721
          1,364  TORCHMARK CORPORATION                                                                                    86,082
         18,574  UNITEDHEALTH GROUP INCORPORATED                                                                         913,841
          8,546  WELLPOINT INCORPORATED+                                                                                 658,469
          2,486  XL CAPITAL LIMITED CLASS A                                                                              170,788

                                                                                                                       9,672,620
                                                                                                                   -------------

LEATHER & LEATHER PRODUCTS - 0.06%
          5,044  COACH INCORPORATED+                                                                                     173,514
                                                                                                                   -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
          1,450  LOUISIANA-PACIFIC CORPORATION                                                                            27,217
                                                                                                                   -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 1.52%
          5,635  AGILENT TECHNOLOGIES INCORPORATED+                                                                      184,208
          2,079  ALLERGAN INCORPORATED                                                                                   234,116
          2,513  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             83,205
            741  BAUSCH & LOMB INCORPORATED                                                                               37,146
          8,995  BAXTER INTERNATIONAL INCORPORATED                                                                       408,913
          3,374  BECTON DICKINSON & COMPANY                                                                              238,441
          3,376  BIOMET INCORPORATED                                                                                     108,673
         16,243  BOSTON SCIENTIFIC CORPORATION+                                                                          240,234
          1,427  C.R. BARD INCORPORATED                                                                                  107,025
          3,262  DANAHER CORPORATION                                                                                     224,002
          3,961  EASTMAN KODAK COMPANY<<                                                                                  88,726
          1,715  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                           134,182
         15,848  MEDTRONIC INCORPORATED                                                                                  735,981
            734  MILLIPORE CORPORATION+                                                                                   44,994
          1,731  PERKINELMER INCORPORATED                                                                                 32,768
          6,187  RAYTHEON COMPANY                                                                                        297,038
          2,426  ROCKWELL AUTOMATION INCORPORATED                                                                        140,951
          4,862  ST. JUDE MEDICAL INCORPORATED+                                                                          171,580
          4,092  STRYKER CORPORATION                                                                                     202,922
          1,154  TEKTRONIX INCORPORATED                                                                                   33,385
          2,716  TERADYNE INCORPORATED+ <<                                                                                35,743
          2,173  THERMO ELECTRON CORPORATION+ <<                                                                          85,464
          1,412  WATERS CORPORATION+                                                                                      63,935
         13,488  XEROX CORPORATION+                                                                                      209,873
          3,347  ZIMMER HOLDINGS INCORPORATED+                                                                           225,923

                                                                                                                       4,369,428
                                                                                                                   -------------

MEDICAL MANAGEMENT SERVICES - 0.04%
          2,191  COVENTRY HEALTH CARE INCORPORATED+                                                                      112,880
                                                                                                                   -------------

METAL MINING - 0.23%
          2,709  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     144,281
          6,200  NEWMONT MINING CORPORATION                                                                              265,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
METAL MINING (continued)
          2,812  PHELPS DODGE CORPORATION                                                                          $     238,176

                                                                                                                         647,507
                                                                                                                   -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
          1,330  VULCAN MATERIALS COMPANY                                                                                104,073
                                                                                                                   -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.26%
          2,255  HASBRO INCORPORATED                                                                                      51,301
         40,333  JOHNSON & JOHNSON                                                                                     2,619,225
          5,212  MATTEL INCORPORATED                                                                                     102,676
          1,904  TIFFANY & COMPANY                                                                                        63,213
         27,781  TYCO INTERNATIONAL LIMITED                                                                              777,590

                                                                                                                       3,614,005
                                                                                                                   -------------

MISCELLANEOUS RETAIL - 0.70%
          4,332  AMAZON.COM INCORPORATED+ <<                                                                             139,144
          6,452  COSTCO WHOLESALE CORPORATION                                                                            320,535
         11,326  CVS CORPORATION                                                                                         363,791
            833  DILLARDS INCORPORATED CLASS A                                                                            27,264
          1,899  EXPRESS SCRIPTS INCORPORATED+                                                                           143,356
          3,906  OFFICE DEPOT INCORPORATED+                                                                              155,068
         10,017  STAPLES INCORPORATED                                                                                    243,714
         13,899  WALGREEN COMPANY                                                                                        616,977

                                                                                                                       2,009,849
                                                                                                                   -------------

MOTION PICTURES - 0.89%
         32,221  NEWS CORPORATION CLASS A                                                                                633,143
         56,080  TIME WARNER INCORPORATED                                                                              1,022,338
         28,821  WALT DISNEY COMPANY<<                                                                                   890,857

                                                                                                                       2,546,338
                                                                                                                   -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.37%
         14,906  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            1,072,338
                                                                                                                   -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.18%
         16,751  AMERICAN EXPRESS COMPANY                                                                                939,396
          4,221  CAPITAL ONE FINANCIAL CORPORATION<<                                                                     332,024
          2,741  CIT GROUP INCORPORATED                                                                                  133,295
          8,439  COUNTRYWIDE FINANCIAL CORPORATION                                                                       295,703
         13,346  FANNIE MAE                                                                                              746,175
          9,528  FREDDIE MAC                                                                                             631,992
          5,654  SLM CORPORATION                                                                                         293,895

                                                                                                                       3,372,480
                                                                                                                   -------------

OIL & GAS EXTRACTION - 1.56%
          6,335  ANADARKO PETROLEUM CORPORATION                                                                          277,663
          4,539  APACHE CORPORATION                                                                                      286,865
          4,125  BJ SERVICES COMPANY                                                                                     124,286
          5,217  CHESAPEAKE ENERGY CORPORATION                                                                           151,189
          6,081  DEVON ENERGY CORPORATION                                                                                384,015
          3,345  EOG RESOURCES INCORPORATED                                                                              217,592
         14,218  HALLIBURTON COMPANY                                                                                     404,502
          4,357  NABORS INDUSTRIES LIMITED+ <<                                                                           129,621
          1,891  NOBLE CORPORATION                                                                                       121,364
         11,879  OCCIDENTAL PETROLEUM CORPORATION                                                                        571,499
          1,522  ROWAN COMPANIES INCORPORATED<<                                                                           48,141

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
         16,326  SCHLUMBERGER LIMITED                                                                              $   1,012,702
          4,344  TRANSOCEAN INCORPORATED+                                                                                318,111
          4,771  WEATHERFORD INTERNATIONAL LIMITED+                                                                      199,046
          5,043  XTO ENERGY INCORPORATED                                                                                 212,462

                                                                                                                       4,459,058
                                                                                                                   -------------

PAPER & ALLIED PRODUCTS - 0.31%
          1,445  BEMIS COMPANY INCORPORATED                                                                               47,483
          6,268  INTERNATIONAL PAPER COMPANY<<                                                                           217,061
          6,318  KIMBERLY-CLARK CORPORATION                                                                              412,944
          2,498  MEADWESTVACO CORPORATION                                                                                 66,222
          1,023  OFFICEMAX INCORPORATED                                                                                   41,677
          1,902  PACTIV CORPORATION+                                                                                      54,055
          1,499  TEMPLE-INLAND INCORPORATED                                                                               60,110

                                                                                                                         899,552
                                                                                                                   -------------

PERSONAL SERVICES - 0.06%
          1,883  CINTAS CORPORATION                                                                                       76,883
          4,435  H & R BLOCK INCORPORATED                                                                                 96,417

                                                                                                                         173,300
                                                                                                                   -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.51%
            872  ASHLAND INCORPORATED                                                                                     55,616
         30,308  CHEVRON CORPORATION                                                                                   1,965,777
         22,721  CONOCOPHILLIPS                                                                                        1,352,581
         81,976  EXXON MOBIL CORPORATION                                                                               5,500,590
          3,326  HESS CORPORATION                                                                                        137,763
          4,938  MARATHON OIL CORPORATION                                                                                379,741
          2,576  MURPHY OIL CORPORATION                                                                                  122,489
          1,798  SUNOCO INCORPORATED                                                                                     111,818
          8,450  VALERO ENERGY CORPORATION                                                                               434,922

                                                                                                                      10,061,297
                                                                                                                   -------------

PRIMARY METAL INDUSTRIES - 0.26%
         11,953  ALCOA INCORPORATED                                                                                      335,162
          1,387  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      86,258
          4,251  NUCOR CORPORATION                                                                                       210,382
          1,697  UNITED STATES STEEL CORPORATION                                                                          97,883

                                                                                                                         729,685
                                                                                                                   -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.52%
         10,764  CBS CORPORATION CLASS B<<                                                                               303,222
            896  DOW JONES & COMPANY INCORPORATED<<                                                                       30,052
          1,149  E.W. SCRIPPS COMPANY CLASS A                                                                             55,072
          3,259  GANNETT COMPANY INCORPORATED                                                                            185,209
          4,852  MCGRAW-HILL COMPANIES INCORPORATED                                                                      281,562
            536  MEREDITH CORPORATION                                                                                     26,441
          1,992  NEW YORK TIMES COMPANY CLASS A<<                                                                         45,776
          2,982  RR DONNELLEY & SONS COMPANY                                                                              98,287
          2,628  TRIBUNE COMPANY<<                                                                                        85,988
          9,782  VIACOM INCORPORATED CLASS B+ <<                                                                         363,695

                                                                                                                       1,475,304
                                                                                                                   -------------

RAILROAD TRANSPORTATION - 0.40%
          4,991  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                366,539

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION (continued)
          6,115  CSX CORPORATION                                                                                   $     200,755
          5,706  NORFOLK SOUTHERN CORPORATION                                                                            251,349
          3,714  UNION PACIFIC CORPORATION                                                                               326,832

                                                                                                                       1,145,475
                                                                                                                   -------------

REAL ESTATE - 0.02%
          2,937  REALOGY CORPORATION+                                                                                     66,611
                                                                                                                   -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
          1,117  SEALED AIR CORPORATION                                                                                   60,452
          2,444  THE GOODYEAR TIRE & RUBBER COMPANY+ <<                                                                   35,438

                                                                                                                          95,890
                                                                                                                   -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.83%
          3,361  AMERIPRISE FINANCIAL INCORPORATED                                                                       157,631
          1,659  BEAR STEARNS COMPANIES INCORPORATED                                                                     232,426
         14,259  CHARLES SCHWAB CORPORATION                                                                              255,236
            490  CHICAGO MERCANTILE EXCHANGE                                                                             234,343
          5,890  E*TRADE FINANCIAL CORPORATION+                                                                          140,889
          1,249  FEDERATED INVESTORS INCORPORATED CLASS B                                                                 42,229
          2,298  FRANKLIN RESOURCES INCORPORATED                                                                         243,014
          5,952  GOLDMAN SACHS GROUP INCORPORATED                                                                      1,006,900
          1,808  LEGG MASON INCORPORATED                                                                                 182,355
          7,407  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   547,081
         12,223  MERRILL LYNCH & COMPANY INCORPORATED                                                                    956,083
         14,781  MORGAN STANLEY                                                                                        1,077,683
          3,608  T. ROWE PRICE GROUP INCORPORATED<<                                                                      172,643

                                                                                                                       5,248,513
                                                                                                                   -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.18%
         21,508  CORNING INCORPORATED+                                                                                   525,010
                                                                                                                   -------------

TOBACCO PRODUCTS - 0.86%
         28,867  ALTRIA GROUP INCORPORATED                                                                             2,209,769
          2,363  REYNOLDS AMERICAN INCORPORATED<<                                                                        146,435
          2,217  UST INCORPORATED<<                                                                                      121,558

                                                                                                                       2,477,762
                                                                                                                   -------------

TRANSPORTATION BY AIR - 0.22%
          4,225  FEDEX CORPORATION<<                                                                                     459,173
         10,839  SOUTHWEST AIRLINES COMPANY                                                                              180,578

                                                                                                                         639,751
                                                                                                                   -------------

TRANSPORTATION EQUIPMENT - 1.73%
         10,961  BOEING COMPANY                                                                                          864,275
          1,278  BRUNSWICK CORPORATION                                                                                    39,861
         25,937  FORD MOTOR COMPANY<<                                                                                    209,830
          5,562  GENERAL DYNAMICS CORPORATION                                                                            398,629
          7,799  GENERAL MOTORS CORPORATION<<                                                                            259,395
          2,362  GENUINE PARTS COMPANY                                                                                   101,873
          1,719  GOODRICH CORPORATION                                                                                     69,654
          3,615  HARLEY-DAVIDSON INCORPORATED                                                                            226,841
         11,292  HONEYWELL INTERNATIONAL INCORPORATED                                                                    461,843
          2,546  ITT INDUSTRIES INCORPORATED                                                                             130,533
          2,696  JOHNSON CONTROLS INCORPORATED                                                                           193,411
          4,909  LOCKHEED MARTIN CORPORATION                                                                             422,469

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (continued)
            850  NAVISTAR INTERNATIONAL CORPORATION+ <<                                                            $      21,947
          4,750  NORTHROP GRUMMAN CORPORATION                                                                            323,333
          3,437  PACCAR INCORPORATED                                                                                     195,978
          1,741  TEXTRON INCORPORATED                                                                                    152,338
         13,946  UNITED TECHNOLOGIES CORPORATION                                                                         883,479

                                                                                                                       4,955,689
                                                                                                                   -------------

TRANSPORTATION SERVICES - 0.02%
          1,817  SABRE HOLDINGS CORPORATION                                                                               42,500
                                                                                                                   -------------

WATER TRANSPORTATION - 0.10%
          6,136  CARNIVAL CORPORATION<<                                                                                  288,576
                                                                                                                   -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.60%
          2,779  AMERISOURCEBERGEN CORPORATION                                                                           125,611
          1,082  BROWN-FORMAN CORPORATION CLASS B                                                                         82,935
          5,591  CARDINAL HEALTH INCORPORATED                                                                            367,552
          1,840  DEAN FOODS COMPANY+                                                                                      77,317
          4,127  MCKESSON CORPORATION                                                                                    217,575
          4,053  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    243,626
          2,641  NIKE INCORPORATED CLASS B                                                                               231,404
          2,918  SUPERVALU INCORPORATED                                                                                   86,519
          8,529  SYSCO CORPORATION                                                                                       285,291

                                                                                                                       1,717,830
                                                                                                                   -------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
          1,916  PATTERSON COMPANIES INCORPORATED+                                                                        64,397
          1,038  W.W. GRAINGER INCORPORATED                                                                               69,567

                                                                                                                         133,964
                                                                                                                   -------------

TOTAL COMMON STOCKS (COST $151,703,116)                                                                              165,852,205
                                                                                                                   -------------

PRINCIPAL                                                                        INTEREST RATE     MATURITY DATE
US TREASURY SECURITIES - 36.89%

US TREASURY BONDS - 36.89%
$     7,594,000  US TREASURY BOND<<                                                   6.50%         11/15/2026         9,201,202
      6,592,000  US TREASURY BOND<<                                                   6.63          02/15/2027         8,106,103
      6,205,000  US TREASURY BOND<<                                                   6.38          08/15/2027         7,448,910
     15,519,000  US TREASURY BOND<<                                                   6.13          11/15/2027        18,151,162
      8,204,000  US TREASURY BOND<<                                                   5.50          08/15/2028         8,939,800
      7,752,000  US TREASURY BOND<<                                                   5.25          11/15/2028         8,195,321
      7,939,000  US TREASURY BOND<<                                                   5.25          02/15/2029         8,394,873
      7,796,000  US TREASURY BOND<<                                                   6.13          08/15/2029         9,190,143
     12,317,000  US TREASURY BOND<<                                                   6.25          05/15/2030        14,802,534
     12,306,000  US TREASURY BOND<<                                                   5.38          02/15/2031        13,291,440

                                                                                                                     105,721,488
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $99,766,159)                                                                      105,721,488
                                                                                                                   -------------

COLLATERAL FOR SECURITIES LENDING - 42.14%

COLLATERAL INVESTED IN OTHER ASSETS - 42.14%
        258,637  ABBEY NATIONAL TREASURY SERVICE+/- ++                                5.59          01/16/2007           258,792
      1,724,246  AMERICAN EXPRESS BANK FSB+/-                                         5.29          01/26/2007         1,724,280
      1,087,025  AMERICAN GENERAL FINANCE CORPORATION+/- ++                           5.36          10/15/2007         1,087,546
        140,639  AQUIFER FUNDING LIMITED++                                            5.28          10/04/2006           140,598


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       187,418  AQUIFER FUNDING LIMITED++                                            5.43%         10/06/2006     $     187,307
      3,445,793  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.37          10/04/2006         3,444,794
        749,485  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.40          10/05/2006           749,155
        937,090  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.31          11/10/2006           937,090
        749,672  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31          04/25/2007           749,702
        749,672  ATOMIUM FUNDING CORPORATION++                                        5.38          11/03/2006           746,171
         33,735  BANK OF IRELAND (GOVERNOR & COMPANY)                                 5.35          12/05/2006            33,422
         93,709  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.55          01/12/2007            93,739
      8,058,976  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $8,062,623)                                                          5.43          10/02/2006         8,058,976
      2,436,435  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.46          02/23/2007         2,436,435
      3,748,361  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,750,057)                                          5.43          10/02/2006         3,748,361
      3,726,906  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $3,728,592)         5.43          10/02/2006         3,726,906
         27,101  BRYANT PARK FUNDING++                                                5.33          11/01/2006            26,982
        518,173  BUCKINGHAM CDO LLC                                                   5.32          10/23/2006           516,588
      1,874,180  BUCKINGHAM II CDO LLC                                                5.30          10/19/2006         1,869,532
        936,790  BUCKINGHAM II CDO LLC                                                5.31          10/18/2006           934,608
      2,471,857  BUCKINGHAM II CDO LLC                                                5.32          10/25/2006         2,463,551
      2,860,637  BUCKINGHAM III CDO LLC++                                             5.32          10/27/2006         2,850,195
        937,090  BUCKINGHAM III CDO LLC++                                             5.36          12/15/2006           927,016
        937,090  CAIRN HIGH GRADE FUNDING I LLC++                                     5.32          10/23/2006           934,223
        187,418  CAIRN HIGH GRADE FUNDING I LLC                                       5.34          11/22/2006           186,027
        730,930  CAIRN HIGH GRADE FUNDING I LLC++                                     5.43          10/02/2006           730,930
         56,225  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31          10/11/2006            56,151
      1,175,111  CATERPILLAR                                                          5.38          10/06/2006         1,174,418
        937,090  CEDAR SPRINGS CAPITAL COMPANY++                                      5.30          10/03/2006           936,950
        288,549  CEDAR SPRINGS CAPITAL COMPANY++                                      5.30          10/05/2006           288,422
        147,685  CEDAR SPRINGS CAPITAL COMPANY++                                      5.35          10/25/2006           147,189
      1,139,877  CEDAR SPRINGS CAPITAL COMPANY                                        5.35          11/27/2006         1,130,587
         45,018  CEDAR SPRINGS CAPITAL COMPANY                                        5.36          11/20/2006            44,697
      1,395,552  CEDAR SPRINGS CAPITAL COMPANY                                        5.37          11/17/2006         1,386,202
         31,861  CHEYNE FINANCE LLC++                                                 5.35          10/23/2006            31,764
      1,311,926  CHEYNE FINANCE LLC                                                   5.43          10/02/2006         1,311,926
      1,874,180  CHEYNE FINANCE LLC++                                                 5.34          11/13/2006         1,862,710
      1,050,259  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,050,734)           5.43          10/02/2006         1,050,259
      1,124,508  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.32          10/11/2006         1,123,024
      2,741,926  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.32          10/26/2006         2,732,302
        168,676  CREDIT SUISSE FIRST BOSTON+/-                                        5.58          04/05/2007           168,793
         93,597  CROWN POINT CAPITAL COMPANY++                                        5.45          10/02/2006            93,597
         32,611  CULLINAN FINANCE CORPORATION                                         5.34          10/17/2006            32,539
        332,555  DEER VALLEY FUNDING LLC                                              5.34          10/26/2006           331,387
        937,090  DEER VALLEY FUNDING LLC                                              5.31          10/12/2006           935,722
        937,090  DEER VALLEY FUNDING LLC                                              5.39          11/01/2006           932,986
         37,484  FCAR OWNER TRUST SERIES II                                           5.20          10/03/2006            37,478
      1,874,180  FIVE FINANCE INCORPORATED+/- ++                                      5.43          01/25/2007         1,875,024
         87,074  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.30          10/06/2006            87,023
         29,575  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.35          12/08/2006            29,287
        206,760  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.35          11/15/2006           205,432
         75,904  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.41          10/30/2006            75,594
         22,490  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.45          11/29/2006            22,300
      1,882,539  FOX TROT CDO LIMITED                                                 5.33          10/26/2006         1,875,932
      1,296,521  FOX TROT CDO LIMITED                                                 5.34          12/01/2006         1,285,202
        273,818  GALLEON CAPITAL LLC++                                                5.43          10/02/2006           273,818
        599,738  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.41          06/18/2007           599,738
         17,430  GENWORTH FINANCIAL++                                                 5.34          11/13/2006            17,323
         15,406  GENWORTH FINANCIAL                                                   5.42          10/27/2006            15,350
      1,171,550  GEORGE STREET FINANCE LLC++                                          5.32          10/31/2006         1,166,583
        112,451  GEORGE STREET FINANCE LLC++                                          5.40          10/03/2006           112,434
        997,064  GERMAN RESIDENTIAL FUNDING++                                         5.32          10/23/2006           994,013
        131,193  GOLDMAN SACHS & COMPANY+/-                                           5.64          01/09/2007           131,262
      1,874,180  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46          03/30/2007         1,875,605
      1,724,246  HARRIER FINANCE FUNDING LLC                                          5.45          10/02/2006         1,724,246

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       382,333  HBOS TREASURY SERVICES PLC+/- ++                                     5.58%         01/12/2007     $     382,551
         58,324  ICICI BANK LIMITED                                                   5.44          11/15/2006            57,950
        114,775  ICICI BANK LIMITED                                                   5.48          12/01/2006           113,773
      1,311,926  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.40          09/17/2007         1,311,926
         74,367  IRISH LIFE & PERMANENT PLC                                           5.45          12/13/2006            73,590
        178,047  JPMORGAN CHASE & COMPANY+/-                                          5.52          12/18/2006           178,125
      4,872,869  JPMORGAN CHASE & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,875,074)                                          5.43          10/02/2006         4,872,869
      2,398,951  KAUPTHING BANK SERIES MTN+/- ++                                      5.39          03/20/2007         2,397,464
        937,090  KESTREL FUNDING LLC++                                                5.43          11/06/2006           932,311
        839,670  KLIO FUNDING CORPORATION                                             5.32          10/25/2006           836,849
         63,197  KLIO FUNDING CORPORATION++                                           5.34          11/15/2006            62,792
        119,535  KLIO FUNDING CORPORATION++                                           5.44          10/20/2006           119,222
        845,593  KLIO II FUNDING CORPORATION                                          5.30          10/19/2006           843,496
        657,462  KLIO II FUNDING CORPORATION++                                        5.37          10/20/2006           655,740
        307,853  KLIO III FUNDING CORPORATION++                                       5.43          10/16/2006           307,222
        112,451  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.61          04/20/2007           112,580
         56,225  LEXINGTON PARKER CAPITAL CORPORATION++                               5.46          10/05/2006            56,201
          9,371  LIBERTY STREET FUNDING CORPORATION                                   5.42          10/25/2006             9,339
      1,311,926  LIQUID FUNDING LIMITED+/- ++                                         5.29          12/01/2006         1,311,926
        220,441  LIQUID FUNDING LIMITED                                               5.33          10/23/2006           219,767
      1,311,926  LIQUID FUNDING LIMITED+/- ++                                         5.35          12/29/2006         1,311,992
        674,705  LIQUID FUNDING LIMITED++                                             5.35          12/07/2006           668,235
         10,158  LIQUID FUNDING LIMITED++                                             5.39          12/15/2006            10,049
      1,124,508  LIQUID FUNDING LIMITED                                               5.46          11/30/2006         1,114,849
        853,689  LIQUID FUNDING LIMITED                                               5.47          10/02/2006           853,689
        562,254  LIQUID FUNDING LIMITED                                               5.49          12/28/2006           555,147
         84,338  LOWE'S COMPANIES                                                     5.33          10/03/2006            84,325
        121,822  MERRILL LYNCH  & COMPANY INCORPORATED+/-                             5.61          01/26/2007           121,901
         78,716  MONT BLANC CAPITAL CORPORATION                                       5.37          10/27/2006            78,428
      2,623,853  MORGAN STANLEY+/-                                                    5.45          10/10/2006         2,623,853
      1,874,180  MORGAN STANLEY+/-                                                    5.45          10/30/2006         1,874,180
         37,484  MORGAN STANLEY+/-                                                    5.54          01/19/2007            37,506
        576,310  MORGAN STANLEY SERIES EXL+/-                                         5.39          10/15/2007           576,403
      1,122,634  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.51          12/11/2006         1,123,061
        916,474  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.61          07/20/2007           917,592
         51,652  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.31          10/11/2006            51,584
        794,615  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.41          10/23/2006           792,183
        113,201  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              5.42          10/04/2006           113,168
      1,126,645  NORTH SEA FUNDING LLC                                                5.37          12/28/2006         1,112,404
         74,967  NORTH SEA FUNDING LLC                                                5.23          11/24/2006            74,389
         37,484  NORTH SEA FUNDING LLC++                                              5.35          10/16/2006            37,407
         10,308  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47          11/10/2006            10,249
         14,993  PICAROS FUNDING LLC++                                                5.39          11/03/2006            14,923
      1,760,043  RACERS TRUST SERIES 2004-6-MM+/- ++                                  5.35          04/23/2007         1,760,289
        122,571  ROYAL BANK OF SCOTLAND PLC+/- ++                                     5.37          03/30/2007           122,635
      1,221,029  ROYAL BANK OF SCOTLAND PLC+/- ++                                     5.41          11/24/2006         1,221,224
        118,636  ROYAL BANK OF SCOTLAND PLC+/-                                        5.41          11/24/2006           118,655
        937,090  SEDNA FINANCE INCORPORATED+/- ++                                     5.36          12/08/2006           937,175
        899,607  SEDNA FINANCE INCORPORATED+/- ++                                     5.47          04/11/2007           899,751
        749,672  SLM CORPORATION+/- ++                                                5.33          10/12/2007           749,867
      2,630,412  SLM CORPORATION+/-                                                   5.60          01/25/2007         2,632,122
        191,916  SLM CORPORATION+/-                                                   5.69          07/25/2007           192,350
         46,855  SOCIETE GENERALE NORTH AMERICA                                       5.39          10/10/2006            46,800
        469,557  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.39          10/25/2006           469,571
      4,084,476  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.34          10/16/2006         4,076,103
      1,344,462  TIERRA ALTA FUNDING I LIMITED                                        5.33          11/01/2006         1,338,573
      1,344,350  TIERRA ALTA FUNDING I LIMITED                                        5.33          11/08/2006         1,337,090
      3,748,361  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.57          08/03/2007         3,748,361
        720,397  TRAVELERS INSURANCE COMPANY+/-                                       5.40          02/09/2007           720,383
        937,090  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.34          03/09/2007           937,240
         93,709  VERSAILLES CDS++                                                     5.34          11/22/2006            93,014
        937,090  WAL-MART STORES INCORPORATED+/-                                      5.26          03/28/2007           937,071

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,199,475  WHISTLEJACKET CAPITAL LIMITED                                        5.31%         10/16/2006     $   1,197,017
         66,009  WHISTLEJACKET CAPITAL LIMITED++                                      5.34          11/20/2006            65,538
        390,017  WHITE PINE FINANCE LLC                                               5.31          10/16/2006           389,217
         25,939  WHITE PINE FINANCE LLC                                               5.36          11/13/2006            25,776

                                                                                                                     120,767,227
                                                                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $120,767,227)                                                          120,767,227
                                                                                                                   -------------
SHARES

SHORT-TERM INVESTMENTS - 4.82%

MUTUAL FUNDS - 3.14%
      9,010,441  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ @                                                           9,010,441
                                                                                                                   -------------
PRINCIPAL

US TREASURY BILLS - 1.68%
         35,000  US TREASURY BILL^#                                                   4.79          11/09/2006            34,827
      4,655,000  US TREASURY BILL^#                                                   4.82          11/09/2006         4,631,980
        160,000  US TREASURY BILL^#                                                   4.97          02/08/2007           157,246

                                                                                                                       4,824,053
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,833,707)                                                                       13,834,494
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $386,070,209)*                                           141.72%                                             $ 406,175,414
                                                              -------                                              -------------

OTHER ASSETS AND LIABILITIES, NET                              (41.72)                                              (119,570,738)
                                                              -------                                              -------------

TOTAL NET ASSETS                                               100.00%                                             $ 286,604,676
                                                              -------                                              -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,080,575.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 97.21%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.30%
         15,300  JONES APPAREL GROUP INCORPORATED                                                             $       496,332
          6,700  VF CORPORATION                                                                                       488,765

                                                                                                                      985,097
                                                                                                              ---------------

BUSINESS SERVICES - 5.10%
         27,200  MICROSOFT CORPORATION                                                                                743,376
          8,300  OMNICOM GROUP INCORPORATED                                                                           776,880

                                                                                                                    1,520,256
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 5.13%
         19,500  AVON PRODUCTS INCORPORATED                                                                           597,870
         11,200  COLGATE-PALMOLIVE COMPANY                                                                            695,520
          1,700  HENKEL KGAA                                                                                          237,077

                                                                                                                    1,530,467
                                                                                                              ---------------

COMMUNICATIONS - 2.95%
         38,462  VODAFONE GROUP PLC ADR                                                                               879,241
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 7.76%
         17,670  BANK OF AMERICA CORPORATION                                                                          946,582
         12,395  JPMORGAN CHASE & COMPANY                                                                             582,069
         12,600  STATE STREET CORPORATION                                                                             786,240

                                                                                                                    2,314,891
                                                                                                              ---------------

EATING & DRINKING PLACES - 5.07%
         17,100  ARAMARK CORPORATION CLASS B                                                                          561,906
         24,300  MCDONALD'S CORPORATION                                                                               950,616

                                                                                                                    1,512,522
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.40%
         30,400  AMERICAN POWER CONVERSION CORPORATION                                                                667,584
         23,000  FLEXTRONICS INTERNATIONAL LIMITED+                                                                   290,720
         17,300  GENERAL ELECTRIC COMPANY                                                                             610,690
         17,100  MOLEX INCORPORATED CLASS A                                                                           562,761
         18,960  NOKIA OYJ ADR                                                                                        373,322

                                                                                                                    2,505,077
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.34%
         11,400  QUEST DIAGNOSTICS INCORPORATED                                                                       697,224
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.49%
          9,900  ILLINOIS TOOL WORKS INCORPORATED                                                                     444,510
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 3.29%
          9,730  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                462,272
          7,300  DIAGEO PLC ADR                                                                                       518,592

                                                                                                                      980,864
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 2.18%
         32,800  BIG LOTS INCORPORATED+ <<                                                                            649,768
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
HEALTH SERVICES - 1.61%
          9,600  HCA INCORPORATED                                                                             $       478,944
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.45%
            230  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                             730,020
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.09%
         19,400  DELL INCORPORATED+                                                                                   443,096
         18,000  DOVER CORPORATION                                                                                    853,920
          7,200  EATON CORPORATION                                                                                    495,720
         14,000  PITNEY BOWES INCORPORATED                                                                            621,180

                                                                                                                    2,413,916
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.08%
         16,300  WILLIS GROUP HOLDINGS LIMITED                                                                        619,400
                                                                                                              ---------------

INSURANCE CARRIERS - 6.45%
         12,300  ALLSTATE CORPORATION                                                                                 771,579
          6,810  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                            451,231
         11,400  MBIA INCORPORATED                                                                                    700,416

                                                                                                                    1,923,226
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.12%
         15,490  BAXTER INTERNATIONAL INCORPORATED                                                                    704,175
          4,500  BECTON DICKINSON & COMPANY                                                                           318,015
         34,200  BOSTON SCIENTIFIC CORPORATION+                                                                       505,818

                                                                                                                    1,528,008
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.30%
         18,100  HASBRO INCORPORATED                                                                                  411,775
          6,000  JOHNSON & JOHNSON                                                                                    389,640
         27,900  TYCO INTERNATIONAL LIMITED                                                                           780,921

                                                                                                                    1,582,336
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.44%
         15,500  ZALE CORPORATION+                                                                                    429,970
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.45%
         17,500  AMERICAN EXPRESS COMPANY                                                                             981,400
         15,200  COUNTRYWIDE FINANCIAL CORPORATION                                                                    532,608
          6,180  FREDDIE MAC                                                                                          409,919

                                                                                                                    1,923,927
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 2.43%
         11,100  KIMBERLY-CLARK CORPORATION                                                                           725,496
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.89%
         12,830  EXXON MOBIL CORPORATION                                                                              860,893
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 1.09%
          6,800  HUBBELL INCORPORATED CLASS B                                                                         325,720
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.68%
          8,800  GANNETT COMPANY INCORPORATED                                                                         500,104
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT - 1.01%
          4,200  GENERAL DYNAMICS CORPORATION                                                                 $       301,014
                                                                                                              ---------------

WATER TRANSPORTATION - 2.11%
         13,400  CARNIVAL CORPORATION                                                                                 630,203
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $26,172,554)                                                                             28,993,094
                                                                                                              ---------------

WARRANTS - 0.02%
            333  RAYTHEON COMPANY+                                                                                      4,752

TOTAL WARRANTS (COST $0)                                                                                                4,752
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 2.29%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.04%
         12,726  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       12,726
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.25%
$         1,870  ALLIANCE & LEICESTER PLC                                           5.47%       10/25/2006              1,864
          2,648  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36        10/15/2007              2,649
            294  AQUINAS FUNDING LLC++                                              5.36        12/11/2006                291
          7,356  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31        10/20/2006              7,356
         14,711  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31        11/03/2006             14,711
          7,356  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31        12/22/2006              7,356
          7,356  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.31        04/25/2007              7,356
          8,086  ATOMIUM FUNDING CORPORATION++                                      5.38        11/03/2006              8,048
          7,356  BANCO SANTANDER TOTTA LN+/- ++                                     5.33        10/16/2007              7,355
          7,356  BANK OF AMERICA NA SERIES BKNT+/-                                  5.42        06/19/2007              7,357
          4,855  BANK ONE NA ILLINOIS SERIES BKNT+/-                                5.55        01/12/2007              4,856
          8,827  BEAR STEARNS & COMPANY+/-                                          5.43        10/04/2006              8,827
          1,765  BEAR STEARNS & COMPANY SERIES MTNB+/-                              5.66        01/16/2007              1,766
          3,380  BUCKINGHAM CDO LLC                                                 5.31        10/18/2006              3,372
          7,356  BUCKINGHAM III CDO LLC++                                           5.33        10/27/2006              7,329
          7,356  BUCKINGHAM III CDO LLC++                                           5.36        12/15/2006              7,276
            986  CAIRN HIGH GRADE FUNDING I LLC                                     5.32        10/26/2006                982
            294  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33        10/11/2006                294
          5,884  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33        11/14/2006              5,848
          1,691  CANCARA ASSET SECURITIZATION LLC++                                 5.33        10/04/2006              1,691
          3,367  CEDAR SPRINGS CAPITAL COMPANY++                                    5.28        10/03/2006              3,367
          5,428  CEDAR SPRINGS CAPITAL COMPANY                                      5.35        11/17/2006              5,392
          2,708  CEDAR SPRINGS CAPITAL COMPANY                                      5.35        12/06/2006              2,683
         14,711  CHEYNE FINANCE LLC                                                 5.30        10/13/2006             14,687
         14,711  CHEYNE FINANCE LLC++                                               5.32        10/12/2006             14,690
          7,356  CHEYNE FINANCE LLC SERIES MTN+/- ++                                5.47        07/16/2007              7,356
         68,254  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $68,285)            5.42        10/02/2006             68,254
          8,836  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.32        10/11/2006              8,824
          1,471  CULLINAN FINANCE CORPORATION                                       5.33        10/06/2006              1,470
            324  CULLINAN FINANCE CORPORATION++                                     5.34        10/12/2006                323
            235  CULLINAN FINANCE CORPORATION++                                     5.35        10/23/2006                235
          7,356  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                      5.37        11/15/2006              7,356
         14,711  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                     5.29        06/25/2007             14,710
          7,356  DEER VALLEY FUNDING LLC                                            5.31        10/12/2006              7,345
            294  EDISON ASSET SECURITIZATION LLC                                    5.44        12/11/2006                291
            530  FAIRWAY FINANCE CORPORATION                                        5.35        10/23/2006                529
         18,468  FAIRWAY FINANCE CORPORATION++                                      5.38        10/02/2006             18,468
         88,267  FIRST BOSTON REPURCHASE AGREEMENT(MATURITY VALUE $88,307)          5.43        10/02/2006             88,267
          4,317  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34        11/15/2006              4,289
          1,489  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.36        10/12/2006              1,487
            368  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.46        11/06/2006                366
            368  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.49        11/27/2006                365
            647  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.50        10/27/2006                645

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$           471  GEMINI SECURITIZATION LLC++                                        5.35%       10/30/2006    $           469
         11,822  GEORGE STREET FINANCE LLC++                                        5.33        10/16/2006             11,798
          7,132  GEORGE STREET FINANCE LLC++                                        5.36        10/12/2006              7,122
          4,222  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46        03/30/2007              4,225
          6,142  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.66        10/27/2006              6,143
            883  GRAMPIAN FUNDING LLC++                                             5.23        10/02/2006                883
            588  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                       5.48        05/15/2007                589
          1,030  HBOS TREASURY SERVICES PLC+/- ++                                   5.58        01/12/2007              1,030
          4,126  HSBC BANK USA+/-                                                   5.41        12/14/2006              4,127
         10,298  IBM CORPORATION SERIES MTN+/-                                      5.36        06/28/2007             10,303
            741  ING AMERICA INSURANCE HOLDINGS INCORPORATED                        5.33        10/10/2006                740
         19,124  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40        09/17/2007             19,124
          7,356  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                          5.33        10/25/2007              7,355
          1,059  JUPITER SECURITIZATION CORPORATION++                               5.34        10/13/2006              1,057
          3,590  K2 USA LLC SERIES MTN                                              5.34        11/10/2006              3,569
          4,413  KAUPTHING BANK SERIES MTN+/- ++                                    5.39        03/20/2007              4,411
          1,262  KESTREL FUNDING (US) LLC                                           5.35        10/06/2006              1,261
          1,045  KESTREL FUNDING (US) LLC++                                         5.36        10/05/2006              1,045
          2,719  KLIO FUNDING CORPORATION++                                         5.39        11/03/2006              2,706
          5,926  KLIO III FUNDING CORPORATION++                                     5.30        10/19/2006              5,912
          5,139  KLIO III FUNDING CORPORATION++                                     5.41        10/20/2006              5,125
            588  LIBERTY STREET FUNDING CORPORATION                                 5.34        11/15/2006                585
            514  LIBERTY STREET FUNDING CORPORATION                                 5.35        10/25/2006                512
          4,413  LIQUID FUNDING LIMITED+/- ++                                       5.29        12/01/2006              4,413
          7,356  LIQUID FUNDING LIMITED                                             5.34        10/10/2006              7,347
          7,356  LIQUID FUNDING LIMITED++                                           5.35        12/07/2006              7,285
          4,413  LIQUID FUNDING LIMITED                                             5.49        12/28/2006              4,358
          1,765  LIQUID FUNDING LIMITED SERIES MTN+/- ++                            5.34        02/20/2007              1,766
          2,942  MBIA GLOBAL FUNDING LLC+/- ++                                      5.33        02/20/2007              2,942
         14,785  MERRILL LYNCH & COMPANY SERIES MTN+/-                              5.66        10/27/2006             14,787
            441  MONT BLANC CAPITAL CORPORATION                                     5.35        10/27/2006                440
          8,827  MORGAN STANLEY+/-                                                  5.45        10/10/2006              8,827
          1,662  MORGAN STANLEY+/-                                                  5.50        11/09/2006              1,663
          1,757  MORGAN STANLEY+/-                                                  5.55        11/24/2006              1,757
          7,356  MORGAN STANLEY+/-                                                  5.61        07/27/2007              7,364
          4,950  MORGAN STANLEY+/-                                                  5.64        01/12/2007              4,953
          1,361  MORGAN STANLEY SERIES EXL+/-                                       5.39        10/15/2007              1,361
          1,618  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.51        12/11/2006              1,619
          5,271  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61        07/20/2007              5,277
          4,119  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.34        10/02/2006              4,119
          4,609  NORTH SEA FUNDING LLC                                              5.33        11/09/2006              4,583
            315  NORTH SEA FUNDING LLC                                              5.42        10/23/2006                314
         14,711  NORTHERN ROCK PLC+/- ++ ss.                                        5.33        11/05/2007             14,713
          4,413  PARAGON MORTGAGES PLC SERIES 12A+/- ++                             5.31        10/15/2006              4,413
          1,190  RACERS TRUST SERIES 2004-6-MM+/- ++                                5.35        04/23/2007              1,190
         11,749  REGENCY MARKETS #1 LLC++                                           5.34        10/06/2006             11,743
            570  REGENCY MARKETS #1 LLC++                                           5.34        10/16/2006                568
         14,711  SCALDIS CAPITAL LIMITED                                            5.32        10/31/2006             14,649
          5,884  SLM CORPORATION+/- ++                                              5.33        10/12/2007              5,886
          5,002  STANFIELD VICTORIA FUNDING LLC                                     5.40        11/27/2006              4,961
          3,402  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.39        10/25/2006              3,402
          7,039  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++              5.30        10/06/2006              7,035
            328  THUNDER BAY FUNDING LLC++                                          5.34        10/31/2006                327
            345  TICONDEROGA FUNDING LLC++                                          5.35        10/12/2006                345
          1,701  TRAVELERS INSURANCE COMPANY+/-                                     5.40        02/09/2007              1,701
          7,356  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++            5.34        06/15/2007              7,356
          7,356  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++            5.34        03/09/2007              7,357
          9,709  UNITEDHEALTH GROUP INCORPORATED                                    5.42        10/31/2006              9,668
            588  VERSAILLES CDS LLC++                                               5.35        10/20/2006                587
          4,425  WHISTLEJACKET CAPITAL LIMITED                                      5.31        10/16/2006              4,415
          1,392  WHITE PINE FINANCE LLC                                             5.30        10/02/2006              1,392

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         5,148  WHITE PINE FINANCE LLC                                             5.31%       10/16/2006    $         5,135

                                                                                                                      670,092
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $682,818)                                                               682,818
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 3.36%
      1,000,936  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ @                                                        1,000,936

TOTAL SHORT-TERM INVESTMENTS (COST $1,000,936)                                                                      1,000,936
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,856,308)*                                      102.88%                                              $    30,681,600
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                         (2.88)                                                     (857,501)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    29,824,099
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,000,936.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.07%

AEROSPACE, DEFENSE - 1.35%
        151,433  BE AEROSPACE INCORPORATED+                                                                   $     3,193,722
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 3.07%
         43,500  HARRAH'S ENTERTAINMENT INCORPORATED                                                                2,889,705
         93,800  LIFE TIME FITNESS INCORPORATED+                                                                    4,342,002

                                                                                                                    7,231,707
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 5.61%
         32,796  ABERCROMBIE & FITCH COMPANY CLASS A                                                                2,278,666
        102,400  AEROPOSTALE INCORPORATED+                                                                          2,993,152
        201,280  CASUAL MALE RETAIL GROUP INCORPORATED+                                                             2,763,574
         49,900  DSW INCORPORATED+                                                                                  1,571,850
         90,128  UNDER ARMOUR INCORPORATED+                                                                         3,606,923

                                                                                                                   13,214,165
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.57%
         27,700  GUESS? INCORPORATED+                                                                               1,344,281
                                                                                                              ---------------

BUSINESS SERVICES - 10.43%
        191,700  BEA SYSTEMS INCORPORATED+                                                                          2,913,840
         50,300  CERNER CORPORATION+                                                                                2,283,620
         83,700  CITRIX SYSTEMS INCORPORATED+                                                                       3,030,777
         74,400  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                5,510,064
        124,730  EMAGEON INCORPORATED+                                                                              1,944,541
        196,600  RED HAT INCORPORATED+                                                                              4,144,328
        208,700  THE TRIZETTO GROUP INCORPORATED+                                                                   3,159,718
         46,635  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                               1,600,513

                                                                                                                   24,587,401
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 0.51%
         27,614  DIGENE CORPORATION+                                                                                1,191,544
                                                                                                              ---------------

COMMUNICATIONS - 9.72%
        161,300  AMERICAN TOWER CORPORATION CLASS A+                                                                5,887,450
         91,700  EQUINIX INCORPORATED+                                                                              5,511,170
        171,976  NII HOLDINGS INCORPORATED+                                                                        10,690,028
         84,900  NOVATEL WIRELESS INCORPORATED+                                                                       817,587

                                                                                                                   22,906,235
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.53%
        115,400  COVANTA HOLDING CORPORATION+                                                                       2,484,562
        145,500  WILLIAMS COMPANIES INCORPORATED                                                                    3,473,085

                                                                                                                    5,957,647
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.37%
         39,957  CIENA CORPORATION+                                                                                 1,088,832
         85,100  CYMER INCORPORATED+                                                                                3,736,741
         20,950  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                       1,748,068
        112,500  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                            4,120,875
        161,300  MICROSEMI CORPORATION+                                                                             3,040,505
        100,200  TESSERA TECHNOLOGIES INCORPORATED+                                                                 3,484,956
         98,500  ZOLTEK COMPANIES INCORPORATED+                                                                     2,516,675

                                                                                                                   19,736,652
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.12%
         56,400  GEN-PROBE INCORPORATED+                                                                      $     2,644,596
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.48%
        120,800  LADISH COMPANY INCORPORATED+                                                                       3,488,704
                                                                                                              ---------------

HEALTH SERVICES - 3.99%
         68,000  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                             2,539,800
         53,300  COVANCE INCORPORATED+                                                                              3,538,054
         72,900  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                              3,324,240

                                                                                                                    9,402,094
                                                                                                              ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.21%
         73,709  FOSTER WHEELER LIMITED+                                                                            2,844,430
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.30%
        194,900  HILTON HOTELS CORPORATION                                                                          5,427,965
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.73%
         23,000  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                           975,660
         91,800  GAMESTOP CORPORATION CLASS A+                                                                      4,248,504
         73,100  GRANT PRIDECO INCORPORATED+                                                                        2,779,993
         86,400  RACKABLE SYSTEMS INCORPORATED+                                                                     2,364,768
         69,100  TEREX CORPORATION+                                                                                 3,124,702

                                                                                                                   13,493,627
                                                                                                              ---------------

INSURANCE CARRIERS - 2.57%
        171,500  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                               6,047,090
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.60%
         54,900  CORRECTIONS CORPORATION OF AMERICA+                                                                2,374,425
         32,858  GEO GROUP INCORPORATED+                                                                            1,388,251

                                                                                                                    3,762,676
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 12.09%
        237,600  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                    4,378,968
         56,000  C.R. BARD INCORPORATED                                                                             4,200,000
         91,400  DENTSPLY INTERNATIONAL INCORPORATED                                                                2,752,054
         63,100  DEXCOM INCORPORATED+                                                                                 702,303
         74,500  ENERGY CONVERSION DEVICES INCORPORATED+                                                            2,759,480
        219,200  EV3 INCORPORATED+ <<                                                                               3,728,592
         66,550  FORMFACTOR INCORPORATED+                                                                           2,803,752
         89,800  HAEMONETICS CORPORATION+                                                                           4,202,640
         73,500  RESMED INCORPORATED+                                                                               2,958,375

                                                                                                                   28,486,164
                                                                                                              ---------------

MEDICAL MANAGEMENT SERVICES - 1.31%
         60,000  COVENTRY HEALTH CARE INCORPORATED+                                                                 3,091,200
                                                                                                              ---------------

METAL MINING - 1.31%
        157,800  PAN AMERICAN SILVER CORPORATION+ <<                                                                3,083,412
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 3.55%
        108,000  COLDWATER CREEK INCORPORATED+                                                                      3,106,080
         84,300  NUTRI SYSTEM INCORPORATED+                                                                         5,251,047

                                                                                                                    8,357,127
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION - 5.07%
         32,500  CANADIAN NATURAL RESOURCES LIMITED                                                           $     1,481,350
        156,400  CHESAPEAKE ENERGY CORPORATION                                                                      4,532,472
        179,400  TETRA TECHNOLOGIES INCORPORATED+                                                                   4,334,304
         46,300  TODCO+                                                                                             1,601,980

                                                                                                                   11,950,106
                                                                                                              ---------------

PERSONAL SERVICES - 0.80%
         65,200  COINSTAR INCORPORATED+                                                                             1,876,456
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 4.05%
        132,100  CHAPARRAL STEEL COMPANY+                                                                           4,499,326
         80,000  PRECISION CASTPARTS CORPORATION                                                                    5,052,800

                                                                                                                    9,552,126
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.03%
         47,400  NUVEEN INVESTMENTS CLASS A                                                                         2,428,302
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.72%
         73,700  AMR CORPORATION+                                                                                   1,705,418
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.44%
        108,250  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                         2,534,133
         53,700  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               3,227,907

                                                                                                                    5,762,040
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 1.54%
         71,833  CONCEPTUS INCORPORATED+                                                                            1,270,726
         96,100  CYTYC CORPORATION+                                                                                 2,352,527

                                                                                                                    3,623,253
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $201,344,081)                                                                           226,390,140
                                                                                                              ---------------

RIGHTS - 0.00%
         90,400  SEAGATE TECHNOLOGY RIGHTS(a)                                                                               0

TOTAL RIGHTS (COST $0)                                                                                                      0
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 3.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
        134,121  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      134,121
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.99%
$        19,709  ALLIANCE & LEICESTER PLC                                           5.47%       10/25/2006             19,643
         27,908  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36        10/15/2007             27,921
          3,101  AQUINAS FUNDING LLC++                                              5.36        12/11/2006              3,069
         77,522  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31        10/20/2006             77,522
        155,044  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31        11/03/2006            155,044
         77,522  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31        12/22/2006             77,522
         77,522  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.31        04/25/2007             77,525
         85,215  ATOMIUM FUNDING CORPORATION++                                      5.38        11/03/2006             84,817
         77,522  BANCO SANTANDER TOTTA LN+/- ++                                     5.33        10/16/2007             77,519
         77,522  BANK OF AMERICA NA SERIES BKNT+/-                                  5.42        06/19/2007             77,532
         51,164  BANK ONE NA ILLINOIS SERIES BKNT+/-                                5.55        01/12/2007             51,181
         93,026  BEAR STEARNS & COMPANY+/-                                          5.43        10/04/2006             93,026

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        18,605  BEAR STEARNS & COMPANY SERIES MTNB+/-                              5.66%       01/16/2007    $        18,617
         35,620  BUCKINGHAM CDO LLC                                                 5.31        10/18/2006             35,537
         77,522  BUCKINGHAM III CDO LLC++                                           5.33        10/27/2006             77,239
         77,522  BUCKINGHAM III CDO LLC++                                           5.36        12/15/2006             76,688
         10,388  CAIRN HIGH GRADE FUNDING I LLC                                     5.32        10/26/2006             10,351
          3,101  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33        10/11/2006              3,097
         62,017  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33        11/14/2006             61,629
         17,827  CANCARA ASSET SECURITIZATION LLC++                                 5.33        10/04/2006             17,822
         35,486  CEDAR SPRINGS CAPITAL COMPANY++                                    5.28        10/03/2006             35,481
         57,211  CEDAR SPRINGS CAPITAL COMPANY                                      5.35        11/17/2006             56,828
         28,544  CEDAR SPRINGS CAPITAL COMPANY                                      5.35        12/06/2006             28,274
        155,044  CHEYNE FINANCE LLC                                                 5.30        10/13/2006            154,794
        155,044  CHEYNE FINANCE LLC++                                               5.32        10/12/2006            154,817
         77,522  CHEYNE FINANCE LLC SERIES MTN+/- ++                                5.47        07/16/2007             77,525
        719,343  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $719,668)           5.42        10/02/2006            719,343
         93,119  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.32        10/11/2006             92,996
         15,504  CULLINAN FINANCE CORPORATION                                       5.33        10/06/2006             15,495
          3,411  CULLINAN FINANCE CORPORATION++                                     5.34        10/12/2006              3,406
          2,481  CULLINAN FINANCE CORPORATION++                                     5.35        10/23/2006              2,473
         77,522  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                      5.37        11/15/2006             77,530
        155,044  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                     5.29        06/25/2007            155,033
         77,522  DEER VALLEY FUNDING LLC                                            5.31        10/12/2006             77,409
          3,101  EDISON ASSET SECURITIZATION LLC                                    5.44        12/11/2006              3,069
          5,591  FAIRWAY FINANCE CORPORATION                                        5.35        10/23/2006              5,574
        194,639  FAIRWAY FINANCE CORPORATION++                                      5.38        10/02/2006            194,639
        930,262  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $930,683)        5.43        10/02/2006            930,262
         45,499  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34        11/15/2006             45,207
         15,690  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.36        10/12/2006             15,668
          3,876  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.46        11/06/2006              3,856
          3,876  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.49        11/27/2006              3,845
          6,822  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.50        10/27/2006              6,797
          4,961  GEMINI SECURITIZATION LLC++                                        5.35        10/30/2006              4,941
        124,593  GEORGE STREET FINANCE LLC++                                        5.33        10/16/2006            124,338
         75,165  GEORGE STREET FINANCE LLC++                                        5.36        10/12/2006             75,055
         44,498  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46        03/30/2007             44,531
         64,731  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.66        10/27/2006             64,744
          9,303  GRAMPIAN FUNDING LLC++                                             5.23        10/02/2006              9,303
          6,202  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                       5.48        05/15/2007              6,204
         10,853  HBOS TREASURY SERVICES PLC+/- ++                                   5.58        01/12/2007             10,859
         43,490  HSBC BANK USA+/-                                                   5.41        12/14/2006             43,497
        108,531  IBM CORPORATION SERIES MTN+/-                                      5.36        06/28/2007            108,587
          7,811  ING AMERICA INSURANCE HOLDINGS INCORPORATED                        5.33        10/10/2006              7,802
        201,557  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40        09/17/2007            201,557
         77,522  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                          5.33        10/25/2007             77,515
         11,163  JUPITER SECURITIZATION CORPORATION++                               5.34        10/13/2006             11,145
         37,831  K2 USA LLC SERIES MTN                                              5.34        11/10/2006             37,615
         46,513  KAUPTHING BANK SERIES MTN+/- ++                                    5.39        03/20/2007             46,484
         13,297  KESTREL FUNDING (US) LLC                                           5.35        10/06/2006             13,289
         11,014  KESTREL FUNDING (US) LLC++                                         5.36        10/05/2006             11,009
         28,652  KLIO FUNDING CORPORATION++                                         5.39        11/03/2006             28,518
         62,458  KLIO III FUNDING CORPORATION++                                     5.30        10/19/2006             62,303
         54,157  KLIO III FUNDING CORPORATION++                                     5.41        10/20/2006             54,015
          6,202  LIBERTY STREET FUNDING CORPORATION                                 5.34        11/15/2006              6,162
          5,417  LIBERTY STREET FUNDING CORPORATION                                 5.35        10/25/2006              5,399
         46,513  LIQUID FUNDING LIMITED+/- ++                                       5.29        12/01/2006             46,513
         77,522  LIQUID FUNDING LIMITED                                             5.34        10/10/2006             77,431
         77,522  LIQUID FUNDING LIMITED++                                           5.35        12/07/2006             76,778
         46,513  LIQUID FUNDING LIMITED                                             5.49        12/28/2006             45,925
         18,605  LIQUID FUNDING LIMITED SERIES MTN+/- ++                            5.34        02/20/2007             18,608
         31,009  MBIA GLOBAL FUNDING LLC+/- ++                                      5.33        02/20/2007             31,010
        155,819  MERRILL LYNCH & COMPANY SERIES MTN+/-                              5.66        10/27/2006            155,847
          4,651  MONT BLANC CAPITAL CORPORATION                                     5.35        10/27/2006              4,634
         93,026  MORGAN STANLEY+/-                                                  5.45        10/10/2006             93,026

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        17,520  MORGAN STANLEY+/-                                                  5.50%       11/09/2006    $        17,523
         18,512  MORGAN STANLEY+/-                                                  5.55        11/24/2006             18,518
         77,522  MORGAN STANLEY+/-                                                  5.61        07/27/2007             77,610
         52,172  MORGAN STANLEY+/-                                                  5.64        01/12/2007             52,197
         14,342  MORGAN STANLEY SERIES EXL+/-                                       5.39        10/15/2007             14,344
         17,055  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.51        12/11/2006             17,061
         55,552  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61        07/20/2007             55,620
         43,412  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.34        10/02/2006             43,412
         48,575  NORTH SEA FUNDING LLC                                              5.33        11/09/2006             48,306
          3,321  NORTH SEA FUNDING LLC                                              5.42        10/23/2006              3,311
        155,044  NORTHERN ROCK PLC+/- ++ ss.                                        5.33        11/05/2007            155,059
         46,513  PARAGON MORTGAGES PLC SERIES 12A+/- ++                             5.31        10/15/2006             46,513
         12,543  RACERS TRUST SERIES 2004-6-MM+/- ++                                5.35        04/23/2007             12,545
        123,830  REGENCY MARKETS #1 LLC++                                           5.34        10/06/2006            123,757
          6,003  REGENCY MARKETS #1 LLC++                                           5.34        10/16/2006              5,991
        155,044  SCALDIS CAPITAL LIMITED                                            5.32        10/31/2006            154,386
         62,017  SLM CORPORATION+/- ++                                              5.33        10/12/2007             62,034
         52,715  STANFIELD VICTORIA FUNDING LLC                                     5.40        11/27/2006             52,285
         35,855  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.39        10/25/2006             35,856
         74,182  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++              5.30        10/06/2006             74,138
          3,461  THUNDER BAY FUNDING LLC++                                          5.34        10/31/2006              3,446
          3,640  TICONDEROGA FUNDING LLC++                                          5.35        10/12/2006              3,635
         17,926  TRAVELERS INSURANCE COMPANY+/-                                     5.40        02/09/2007             17,926
         77,522  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++            5.34        06/15/2007             77,523
         77,522  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++            5.34        03/09/2007             77,534
        102,329  UNITEDHEALTH GROUP INCORPORATED                                    5.42        10/31/2006            101,895
          6,202  VERSAILLES CDS LLC++                                               5.35        10/20/2006              6,185
         46,631  WHISTLEJACKET CAPITAL LIMITED                                      5.31        10/16/2006             46,535
         14,673  WHITE PINE FINANCE LLC                                             5.30        10/02/2006             14,673
         54,259  WHITE PINE FINANCE LLC                                             5.31        10/16/2006             54,149

                                                                                                                    7,062,233
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,196,354)                                                           7,196,354
                                                                                                              ---------------

SHARES

SHORT-TERM INVESTMENTS - 3.66%
      8,628,165  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ @                                                        8,628,165

TOTAL SHORT-TERM INVESTMENTS (COST $8,628,165)                                                                      8,628,165
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $217,168,600)*                                     102.78%                                              $   242,214,659
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                         (2.78)                                                   (6,550,628)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   235,664,031
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,628,165.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT DISCOVERY FUND
--------------------------------------------------------------------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 98.46%

BUSINESS SERVICES - 1.44%
          57,400  MICROSOFT CORPORATION                                                                       $     1,568,742
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 13.16%
          54,850  ABBOTT LABORATORIES                                                                               2,663,516
          16,360  AIR PRODUCTS & CHEMICALS INCORPORATED                                                             1,085,813
          19,300  COLGATE-PALMOLIVE COMPANY                                                                         1,198,530
          60,300  E.I. DU PONT DE NEMOURS & COMPANY                                                                 2,583,252
          82,855  PFIZER INCORPORATED                                                                               2,349,768
          38,490  PROCTER & GAMBLE COMPANY                                                                          2,385,610
          21,289  ROHM & HAAS COMPANY                                                                               1,008,034
          20,500  WYETH                                                                                             1,042,220

                                                                                                                   14,316,743
                                                                                                              ---------------

COMMUNICATIONS - 4.14%
          11,700  ALLTEL CORPORATION                                                                                  649,350
          45,745  AT&T INCORPORATED<<                                                                               1,489,457
          59,549  VERIZON COMMUNICATIONS INCORPORATED                                                               2,211,054
          11,476  WINDSTREAM CORPORATION                                                                              151,368

                                                                                                                    4,501,229
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 15.67%
          59,855  BANK OF AMERICA CORPORATION                                                                       3,206,432
          91,740  CITIGROUP INCORPORATED                                                                            4,556,726
          30,700  FIFTH THIRD BANCORP                                                                               1,169,056
          54,870  JPMORGAN CHASE & COMPANY                                                                          2,576,695
          34,400  NORTH FORK BANCORPORATION INCORPORATED                                                              985,216
          66,500  US BANCORP                                                                                        2,209,130
          42,200  WACHOVIA CORPORATION<<                                                                            2,354,760

                                                                                                                   17,058,015
                                                                                                              ---------------

EATING & DRINKING PLACES - 1.79%
          49,750  MCDONALD'S CORPORATION                                                                            1,946,220
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 6.15%
          18,320  DOMINION RESOURCES INCORPORATED                                                                   1,401,297
          20,322  FIRSTENERGY CORPORATION                                                                           1,135,187
          33,250  FPL GROUP INCORPORATED                                                                            1,496,250
           5,185  KINDER MORGAN INCORPORATED                                                                          543,647
          41,900  MDU RESOURCES GROUP INCORPORATED                                                                    936,046
          19,380  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                      1,185,862

                                                                                                                    6,698,289
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.76%
          31,575  CISCO SYSTEMS INCORPORATED+                                                                         726,225
          17,245  EMERSON ELECTRIC COMPANY                                                                          1,446,166
         101,930  GENERAL ELECTRIC COMPANY                                                                          3,598,129
          71,565  INTEL CORPORATION                                                                                 1,472,092
          48,975  MOTOROLA INCORPORATED                                                                             1,224,375
          54,250  NOKIA OYJ ADR                                                                                     1,068,183

                                                                                                                    9,535,170
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.52%
          36,545  FORTUNE BRANDS INCORPORATED                                                                       2,744,895
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
FOOD & KINDRED PRODUCTS - 2.17%
          36,265  PEPSICO INCORPORATED                                                                        $     2,366,654
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 2.92%
          15,666  FEDERATED DEPARTMENT STORES INCORPORATED                                                            676,928
          45,340  TARGET CORPORATION                                                                                2,505,035

                                                                                                                    3,181,963
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.17%
          20,659  3M COMPANY                                                                                        1,537,443
          44,815  HEWLETT-PACKARD COMPANY                                                                           1,644,262
          16,560  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       1,356,926

                                                                                                                    4,538,631
                                                                                                              ---------------

INSURANCE CARRIERS - 7.85%
          25,650  ALLSTATE CORPORATION                                                                              1,609,025
          34,138  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         2,261,984
          29,900  METLIFE INCORPORATED                                                                              1,694,732
          63,450  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                         2,975,171

                                                                                                                    8,540,912
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.51%
           9,475  BAXTER INTERNATIONAL INCORPORATED                                                                   430,734
           9,715  BECTON DICKINSON & COMPANY                                                                          686,559
          16,265  BIOMET INCORPORATED                                                                                 523,570

                                                                                                                    1,640,863
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.76%
          29,445  JOHNSON & JOHNSON                                                                                 1,912,158
                                                                                                              ---------------

MOTION PICTURES - 1.71%
          64,100  TIME WARNER INCORPORATED                                                                          1,168,543
          22,400  WALT DISNEY COMPANY                                                                                 692,384

                                                                                                                    1,860,927
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.08%
          40,270  AMERICAN EXPRESS COMPANY                                                                          2,258,342
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.69%
          35,000  HALLIBURTON COMPANY                                                                                 995,750
          19,000  TIDEWATER INCORPORATED                                                                              839,610

                                                                                                                    1,835,360
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.12%
          22,209  BP PLC ADR                                                                                        1,456,466
          47,625  CHEVRON CORPORATION                                                                               3,088,958
          43,550  CONOCOPHILLIPS                                                                                    2,592,532
          57,814  EXXON MOBIL CORPORATION                                                                           3,879,319

                                                                                                                   11,017,275
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.38%
           2,534  AMERIPRISE FINANCIAL INCORPORATED                                                                   118,845

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          48,835  MORGAN STANLEY                                                                              $     3,560,560

                                                                                                                    3,679,405
                                                                                                              ---------------

TOBACCO PRODUCTS - 1.71%
          24,270  ALTRIA GROUP INCORPORATED                                                                         1,857,869
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 2.58%
          38,458  HONEYWELL INTERNATIONAL INCORPORATED                                                              1,572,932
          19,500  UNITED TECHNOLOGIES CORPORATION                                                                   1,235,325

                                                                                                                    2,808,257
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.18%
          38,440  SYSCO CORPORATION                                                                                 1,285,817
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $87,656,787)                                                                            107,153,736
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 3.61%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.07%
          73,169  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      73,169
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.54%
 $        10,752  ALLIANCE & LEICESTER PLC                                          5.47%        10/25/2006            10,716
          15,225  AMERICAN GENERAL FINANCE CORPORATION+/- ++                        5.36         10/15/2007            15,232
           1,692  AQUINAS FUNDING LLC++                                             5.36         12/11/2006             1,674
          42,292  ATLAS CAPITAL FUNDING CORPORATION+/- ++                           5.31         10/20/2006            42,292
          84,583  ATLAS CAPITAL FUNDING CORPORATION+/- ++                           5.31         11/03/2006            84,583
          42,292  ATLAS CAPITAL FUNDING CORPORATION+/- ++                           5.31         12/22/2006            42,292
          42,292  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                5.31         04/25/2007            42,293
          46,489  ATOMIUM FUNDING CORPORATION++                                     5.38         11/03/2006            46,272
          42,292  BANCO SANTANDER TOTTA LN+/- ++                                    5.33         10/16/2007            42,290
          42,292  BANK OF AMERICA NA SERIES BKNT+/-                                 5.42         06/19/2007            42,297
          27,912  BANK ONE NA ILLINOIS SERIES BKNT+/-                               5.55         01/12/2007            27,921
          50,750  BEAR STEARNS & COMPANY+/-                                         5.43         10/04/2006            50,750
          10,150  BEAR STEARNS & COMPANY SERIES MTNB+/-                             5.66         01/16/2007            10,156
          19,432  BUCKINGHAM CDO LLC                                                5.31         10/18/2006            19,387
          42,292  BUCKINGHAM III CDO LLC++                                          5.33         10/27/2006            42,137
          42,292  BUCKINGHAM III CDO LLC++                                          5.36         12/15/2006            41,837
           5,667  CAIRN HIGH GRADE FUNDING I LLC                                    5.32         10/26/2006             5,647
           1,692  CAIRN HIGH GRADE FUNDING I LLC++                                  5.33         10/11/2006             1,689
          33,833  CAIRN HIGH GRADE FUNDING I LLC++                                  5.33         11/14/2006            33,621
           9,725  CANCARA ASSET SECURITIZATION LLC++                                5.33         10/04/2006             9,723
          19,359  CEDAR SPRINGS CAPITAL COMPANY++                                   5.28         10/03/2006            19,357
          31,211  CEDAR SPRINGS CAPITAL COMPANY                                     5.35         11/17/2006            31,002
          15,572  CEDAR SPRINGS CAPITAL COMPANY                                     5.35         12/06/2006            15,425
          84,583  CHEYNE FINANCE LLC                                                5.30         10/13/2006            84,447
          84,583  CHEYNE FINANCE LLC++                                              5.32         10/12/2006            84,460
          42,292  CHEYNE FINANCE LLC SERIES MTN+/- ++                               5.47         07/16/2007            42,293
         392,434  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $392,611)          5.42         10/02/2006           392,434
          50,801  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                5.32         10/11/2006            50,734
           8,458  CULLINAN FINANCE CORPORATION                                      5.33         10/06/2006             8,453
           1,861  CULLINAN FINANCE CORPORATION++                                    5.34         10/12/2006             1,858
           1,353  CULLINAN FINANCE CORPORATION++                                    5.35         10/23/2006             1,349
          42,292  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                     5.37         11/15/2006            42,296
          84,583  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                    5.29         06/25/2007            84,577
          42,292  DEER VALLEY FUNDING LLC                                           5.31         10/12/2006            42,230
           1,692  EDISON ASSET SECURITIZATION LLC                                   5.44         12/11/2006             1,674
           3,050  FAIRWAY FINANCE CORPORATION                                       5.35         10/23/2006             3,041

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $       106,184  FAIRWAY FINANCE CORPORATION++                                     5.38%        10/02/2006   $       106,184
         507,500  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $507,730)       5.43         10/02/2006           507,500
          24,822  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                  5.34         11/15/2006            24,662
           8,560  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.36         10/12/2006             8,547
           2,115  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.46         11/06/2006             2,104
           2,115  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.49         11/27/2006             2,097
           3,722  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                  5.50         10/27/2006             3,708
           2,707  GEMINI SECURITIZATION LLC++                                       5.35         10/30/2006             2,696
          67,971  GEORGE STREET FINANCE LLC++                                       5.33         10/16/2006            67,832
          41,006  GEORGE STREET FINANCE LLC++                                       5.36         10/12/2006            40,946
          24,275  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                   5.46         03/30/2007            24,294
          35,314  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                   5.66         10/27/2006            35,321
           5,075  GRAMPIAN FUNDING LLC++                                            5.23         10/02/2006             5,075
           3,383  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                      5.48         05/15/2007             3,385
           5,921  HBOS TREASURY SERVICES PLC+/- ++                                  5.58         01/12/2007             5,924
          23,726  HSBC BANK USA+/-                                                  5.41         12/14/2006            23,730
          59,208  IBM CORPORATION SERIES MTN+/-                                     5.36         06/28/2007            59,239
           4,261  ING AMERICA INSURANCE HOLDINGS INCORPORATED                       5.33         10/10/2006             4,256
         109,958  ING USA ANNUITY & LIFE INSURANCE+/-                               5.40         09/17/2007           109,958
          42,292  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                         5.33         10/25/2007            42,288
           6,090  JUPITER SECURITIZATION CORPORATION++                              5.34         10/13/2006             6,080
          20,638  K2 USA LLC SERIES MTN                                             5.34         11/10/2006            20,521
          25,375  KAUPTHING BANK SERIES MTN+/- ++                                   5.39         03/20/2007            25,359
           7,254  KESTREL FUNDING (US) LLC                                          5.35         10/06/2006             7,250
           6,009  KESTREL FUNDING (US) LLC++                                        5.36         10/05/2006             6,006
          15,631  KLIO FUNDING CORPORATION++                                        5.39         11/03/2006            15,558
          34,074  KLIO III FUNDING CORPORATION++                                    5.30         10/19/2006            33,989
          29,545  KLIO III FUNDING CORPORATION++                                    5.41         10/20/2006            29,468
           3,383  LIBERTY STREET FUNDING CORPORATION                                5.34         11/15/2006             3,362
           2,955  LIBERTY STREET FUNDING CORPORATION                                5.35         10/25/2006             2,945
          25,375  LIQUID FUNDING LIMITED+/- ++                                      5.29         12/01/2006            25,375
          42,292  LIQUID FUNDING LIMITED                                            5.34         10/10/2006            42,242
          42,292  LIQUID FUNDING LIMITED++                                          5.35         12/07/2006            41,886
          25,375  LIQUID FUNDING LIMITED                                            5.49         12/28/2006            25,054
          10,150  LIQUID FUNDING LIMITED SERIES MTN+/- ++                           5.34         02/20/2007            10,152
          16,917  MBIA GLOBAL FUNDING LLC+/- ++                                     5.33         02/20/2007            16,918
          85,006  MERRILL LYNCH & COMPANY SERIES MTN+/-                             5.66         10/27/2006            85,022
           2,538  MONT BLANC CAPITAL CORPORATION                                    5.35         10/27/2006             2,528
          50,750  MORGAN STANLEY+/-                                                 5.45         10/10/2006            50,750
           9,558  MORGAN STANLEY+/-                                                 5.50         11/09/2006             9,559
          10,099  MORGAN STANLEY+/-                                                 5.55         11/24/2006            10,102
          42,292  MORGAN STANLEY+/-                                                 5.61         07/27/2007            42,340
          28,462  MORGAN STANLEY+/-                                                 5.64         01/12/2007            28,476
           7,824  MORGAN STANLEY SERIES EXL+/-                                      5.39         10/15/2007             7,825
           9,304  NATIONWIDE BUILDING SOCIETY+/- ++                                 5.51         12/11/2006             9,308
          30,306  NATIONWIDE BUILDING SOCIETY+/- ++                                 5.61         07/20/2007            30,343
          23,683  NIEUW AMSTERDAM RECEIVABLES CORPORATION                           5.34         10/02/2006            23,683
          26,500  NORTH SEA FUNDING LLC                                             5.33         11/09/2006            26,353
           1,812  NORTH SEA FUNDING LLC                                             5.42         10/23/2006             1,806
          84,583  NORTHERN ROCK PLC+/- ++ ss.                                       5.33         11/05/2007            84,592
          25,375  PARAGON MORTGAGES PLC SERIES 12A+/- ++                            5.31         10/15/2006            25,375
           6,843  RACERS TRUST SERIES 2004-6-MM+/- ++                               5.35         04/23/2007             6,844
          67,555  REGENCY MARKETS #1 LLC++                                          5.34         10/06/2006            67,515
           3,275  REGENCY MARKETS #1 LLC++                                          5.34         10/16/2006             3,268
          84,583  SCALDIS CAPITAL LIMITED                                           5.32         10/31/2006            84,225
          33,833  SLM CORPORATION+/- ++                                             5.33         10/12/2007            33,842
          28,758  STANFIELD VICTORIA FUNDING LLC                                    5.40         11/27/2006            28,524
          19,561  TANGO FINANCE CORPORATION SERIES MTN+/- ++                        5.39         10/25/2006            19,561
          40,470  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++              5.30         10/06/2006            40,446
           1,888  THUNDER BAY FUNDING LLC++                                         5.34         10/31/2006             1,880
           1,986  TICONDEROGA FUNDING LLC++                                         5.35         10/12/2006             1,983
           9,780  TRAVELERS INSURANCE COMPANY+/-                                    5.40         02/09/2007             9,779
          42,292  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++           5.34         06/15/2007            42,292

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $        42,292  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++           5.34%        03/09/2007   $        42,298
          55,825  UNITEDHEALTH GROUP INCORPORATED                                   5.42         10/31/2006            55,588
           3,383  VERSAILLES CDS LLC++                                              5.35         10/20/2006             3,374
          25,439  WHISTLEJACKET CAPITAL LIMITED                                     5.31         10/16/2006            25,387
           8,005  WHITE PINE FINANCE LLC                                            5.30         10/02/2006             8,005
          29,601  WHITE PINE FINANCE LLC                                            5.31         10/16/2006            29,544

                                                                                                                    3,852,767
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,925,936)                                                           3,925,936
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 1.07%
       1,163,569  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ @                                                       1,163,569

TOTAL SHORT-TERM INVESTMENTS (COST $1,163,569)                                                                      1,163,569
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $92,746,292)*                                      103.14%                                              $   112,243,241
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                         (3.14)                                                   (3,412,603)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   108,830,638
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,163,569.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.53%

AUSTRALIA - 4.18%
          17,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           $       284,698
          24,447  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             339,628
          17,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         310,418
           7,459  RIO TINTO LIMITED (METAL MINING)                                                                         389,700
          30,000  WESTFIELD GROUP (PROPERTIES)                                                                             420,797

                                                                                                                         1,745,241
                                                                                                                   ---------------

BELGIUM - 1.62%
           1,947  DELHAIZE GROUP (FOOD STORES)                                                                             163,565
          12,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         511,439

                                                                                                                           675,004
                                                                                                                   ---------------

DENMARK - 0.80%
           8,500  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                334,298
                                                                                                                   ---------------

FRANCE - 13.74%
          41,800  ALCATEL SA (COMMUNICATIONS)                                                                              510,435
           4,900  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    443,331
             400  ARKEMA (OIL & GAS EXTRACTION)+                                                                            18,874
          17,033  AXA SA (INSURANCE CARRIERS)                                                                              628,104
           8,600  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   459,984
           8,166  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   433,147
           6,300  CARREFOUR SA (FOOD STORES)                                                                               398,079
           3,274  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  337,318
           3,300  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          293,757
          12,000  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 527,713
           5,917  TECHNIP SA (OIL & GAS EXTRACTION)+                                                                       336,288
          16,000  TOTAL SA (OIL & GAS EXTRACTION)+                                                                       1,049,949
           8,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    302,826

                                                                                                                         5,739,805
                                                                                                                   ---------------

GERMANY - 7.75%
           3,500  ALLIANZ AG (INSURANCE CARRIERS)                                                                          605,724
           4,400  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)+                            235,675
          14,786  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 497,798
           5,000  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              592,688
           3,100  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              402,688
           7,300  METRO AG (FOOD STORES)                                                                                   426,646
           2,400  SAP AG (BUSINESS SERVICES)                                                                               475,977

                                                                                                                         3,237,196
                                                                                                                   ---------------

GREECE - 0.93%
          14,567  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  388,645
                                                                                                                   ---------------

HONG KONG - 4.42%
          37,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               397,278
          56,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        399,238
         352,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         218,683
         553,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         223,595
          27,560  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            300,871
          57,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          307,291

                                                                                                                         1,846,956
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ITALY - 3.43%
          33,707  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                           $       998,887
          52,100  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                   432,399

                                                                                                                    1,431,286
                                                                                                              ---------------

JAPAN - 19.30%
          37,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         906,794
          20,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                 346,243
          16,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       426,667
           1,300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                 299,344
          11,500  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                   417,347
          40,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                      500,148
           8,000  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              555,344
          29,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                               342,138
          55,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                       405,079
          29,000  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                       324,800
          20,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                           352,169
             269  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            414,459
          16,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                 402,624
          11,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                 544,762
          41,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              620,250
          12,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                 205,714
          53,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      323,048
          65,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                  680,127

                                                                                                                    8,067,057
                                                                                                              ---------------

NETHERLANDS - 5.24%
           7,804  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                         480,742
          24,000  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                  561,190
          14,000  ING GROEP NV (FINANCIAL SERVICES)                                                                   615,843
          20,400  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        532,111

                                                                                                                    2,189,886
                                                                                                              ---------------

NORWAY - 0.78%
             518  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                  24,644
          12,815  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               302,870

                                                                                                                      327,514
                                                                                                              ---------------

RUSSIA - 0.42%
           2,300  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                   175,260
                                                                                                              ---------------

SINGAPORE - 1.67%
         152,000  CAPITALAND LIMITED (REAL ESTATE)                                                                    483,299
          21,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                             215,520

                                                                                                                      698,819
                                                                                                              ---------------

SOUTH KOREA - 0.18%
             147  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                              77,209
                                                                                                              ---------------

SPAIN - 1.70%
          20,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        462,840
          11,418  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          248,453

                                                                                                                      711,293
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SWEDEN - 1.29%
          18,300  SECURITAS AB (BUSINESS SERVICES)                                                            $       229,744
          18,300  SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                    45,949
          18,300  SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)+                                                    68,674
           6,538  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                               194,048

                                                                                                                      538,415
                                                                                                              ---------------

SWITZERLAND - 8.55%
           5,200  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     424,999
          17,000  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                           992,443
           6,600  ROCHE HOLDING AG (HEALTH SERVICES)                                                                1,141,125
           8,400  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                502,475
           2,089  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                  513,291

                                                                                                                    3,574,333
                                                                                                              ---------------

THAILAND - 1.48%
         140,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)           335,419
          99,600  BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       283,700

                                                                                                                      619,119
                                                                                                              ---------------

UNITED KINGDOM - 20.05%
          52,043  AVIVA PLC (INSURANCE CARRIERS)                                                                      762,974
          49,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                             362,622
          37,100  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              468,187
          43,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                       439,589
          17,742  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 249,803
          21,290  EMAP PLC B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                        43,848
          42,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                 1,134,214
          40,600  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)+                                                        740,787
         195,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                      520,278
          34,522  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                          431,452
          74,273  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                         629,963
          26,300  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                867,655
          50,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                  533,618
          19,129  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           321,091
         381,500  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                 873,222

                                                                                                                    8,379,303
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $34,036,366)                                                                             40,756,639
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 1.73%
         720,964  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ ++                                                        720,964

TOTAL SHORT-TERM INVESTMENTS (COST $720,964)                                                                          720,964
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,757,330)*                                      99.26%                                               $    41,477,603
                                                        ------                                                ---------------

OTHER ASSETS AND LIABILITIES, NET                         0.74                                                        309,781
                                                        ------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    41,787,384
                                                        ------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $720,964.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.90%

APPAREL & ACCESSORY STORES - 6.05%
          47,000  GAP INCORPORATED                                                                            $       890,650
          23,700  ROSS STORES INCORPORATED                                                                            602,217

                                                                                                                    1,492,867
                                                                                                              ---------------

BUSINESS SERVICES - 6.51%
          16,500  FIRST DATA CORPORATION                                                                              693,000
          33,396  MICROSOFT CORPORATION                                                                               912,713

                                                                                                                    1,605,713
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 11.21%
          33,500  MEDIMMUNE INCORPORATED+                                                                             978,535
          33,000  PFIZER INCORPORATED                                                                                 935,880
          16,700  WYETH                                                                                               849,028

                                                                                                                    2,763,443
                                                                                                              ---------------

COMMUNICATIONS - 3.43%
          23,000  COMCAST CORPORATION CLASS A+                                                                        846,630
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 13.32%
          15,200  BANK OF AMERICA CORPORATION                                                                         814,264
          22,500  BANK OF NEW YORK COMPANY INCORPORATED                                                               793,350
          18,200  CITIGROUP INCORPORATED                                                                              903,994
          15,800  JPMORGAN CHASE & COMPANY                                                                            741,968
           1,700  WESTERN UNION+                                                                                       32,521

                                                                                                                    3,286,097
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 19.06%
          38,800  AMERICAN POWER CONVERSION CORPORATION                                                               852,048
          23,400  CISCO SYSTEMS INCORPORATED+                                                                         538,200
          26,200  GENERAL ELECTRIC COMPANY                                                                            924,860
          42,000  INTEL CORPORATION                                                                                   863,940
          28,600  NOVELLUS SYSTEMS INCORPORATED+                                                                      791,076
          52,100  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                731,484

                                                                                                                    4,701,608
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 7.05%
          60,000  DOLLAR GENERAL CORPORATION                                                                          817,800
          18,670  WAL-MART STORES INCORPORATED                                                                        920,804

                                                                                                                    1,738,604
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.76%
          79,000  SYMBOL TECHNOLOGIES INCORPORATED                                                                  1,173,940
                                                                                                              ---------------

INSURANCE CARRIERS - 3.84%
          14,300  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           947,518
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.95%
          32,500  BOSTON SCIENTIFIC CORPORATION+                                                                      480,675
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.70%
           4,500  JOHNSON & JOHNSON                                                                                   292,230

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          31,000  TYCO INTERNATIONAL LIMITED                                                                  $       867,690

                                                                                                                    1,159,920
                                                                                                              ---------------

MOTION PICTURES - 4.16%
          56,200  TIME WARNER INCORPORATED                                                                          1,024,526
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.51%
          14,000  TIDEWATER INCORPORATED                                                                              618,660
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.63%
          10,000  CHEVRON CORPORATION                                                                                 648,600
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.72%
          10,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                782,200
          12,000  MORGAN STANLEY                                                                                      874,920

                                                                                                                    1,657,120
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $23,500,861)                                                                             24,145,921
                                                                                                              ---------------

SHORT TERM INVESTMENTS - 1.71%

MUTUAL FUNDS - 1.71%
         420,105  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ ++                                                        420,105

TOTAL SHORT-TERM INVESTMENTS (COST $420,105)                                                                          420,105
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $23,920,966)*                                       99.61%                                              $    24,566,026
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                          0.39                                                        97,199
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    24,663,225
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $420,105.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.19%

APPAREL & ACCESSORY STORES - 2.29%
          39,700  KOHL'S CORPORATION+                                                                         $     2,577,324
                                                                                                              ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 6.92%
          66,900  FASTENAL COMPANY                                                                                  2,580,333
          63,500  HOME DEPOT INCORPORATED                                                                           2,303,145
         104,000  LOWE'S COMPANIES INCORPORATED                                                                     2,918,240

                                                                                                                    7,801,718
                                                                                                              ---------------

BUSINESS SERVICES - 17.84%
          30,200  AUTOMATIC DATA PROCESSING INCORPORATED                                                            1,429,668
         206,600  EBAY INCORPORATED+                                                                                5,859,176
          62,100  FIRST DATA CORPORATION                                                                            2,608,200
           7,700  GOOGLE INCORPORATED CLASS A+                                                                      3,094,630
         212,200  MICROSOFT CORPORATION                                                                             5,799,426
          52,700  YAHOO! INCORPORATED+ <<                                                                           1,332,256

                                                                                                                   20,123,356
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 9.51%
          58,500  AMGEN INCORPORATED+                                                                               4,184,505
          56,000  GENENTECH INCORPORATED+                                                                           4,631,200
          28,400  GENZYME CORPORATION+                                                                              1,916,148

                                                                                                                   10,731,853
                                                                                                              ---------------

EDUCATIONAL SERVICES - 1.20%
          27,500  APOLLO GROUP INCORPORATED CLASS A+                                                                1,354,100
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.38%
         234,600  CISCO SYSTEMS INCORPORATED+                                                                       5,395,800
         161,700  INTEL CORPORATION                                                                                 3,326,169
          69,400  LINEAR TECHNOLOGY CORPORATION                                                                     2,159,728
         215,700  NOKIA OYJ ADR                                                                                     4,247,133
         100,500  TEXAS INSTRUMENTS INCORPORATED                                                                    3,341,625

                                                                                                                   18,470,455
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.59%
         109,850  PAYCHEX INCORPORATED                                                                              4,047,973
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 5.52%
          73,600  TARGET CORPORATION                                                                                4,066,400
          43,700  WAL-MART STORES INCORPORATED                                                                      2,155,284

                                                                                                                    6,221,684
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.39%
         131,300  EMC CORPORATION+                                                                                  1,572,974
                                                                                                              ---------------

INSURANCE CARRIERS - 4.62%
          78,675  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         5,213,006
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.88%
         118,575  MEDTRONIC INCORPORATED                                                                            5,506,623
                                                                                                              ---------------

PERSONAL SERVICES - 2.35%
          64,900  CINTAS CORPORATION                                                                                2,649,867
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 22.70%
         319,950  CHARLES SCHWAB CORPORATION                                                                  $     5,727,105
          49,700  FRANKLIN RESOURCES INCORPORATED                                                                   5,255,775
          59,675  GOLDMAN SACHS GROUP INCORPORATED                                                                 10,095,220
          44,900  LEGG MASON INCORPORATED                                                                           4,528,613

                                                                                                                   25,606,713
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $108,633,260)                                                                           111,877,646
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 0.44%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
           9,298  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       9,298
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 0.43%
$          1,366  ALLIANCE & LEICESTER PLC                                          5.47%        10/25/2006             1,362
           1,935  AMERICAN GENERAL FINANCE CORPORATION+/- ++                        5.36         10/15/2007             1,936
             215  AQUINAS FUNDING LLC++                                             5.36         12/11/2006               213
           5,374  ATLAS CAPITAL FUNDING CORPORATION+/- ++                           5.31         10/20/2006             5,374
          10,749  ATLAS CAPITAL FUNDING CORPORATION+/- ++                           5.31         11/03/2006            10,749
           5,374  ATLAS CAPITAL FUNDING CORPORATION+/- ++                           5.31         12/22/2006             5,374
           5,374  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                5.31         04/25/2007             5,375
           5,908  ATOMIUM FUNDING CORPORATION++                                     5.38         11/03/2006             5,880
           5,374  BANCO SANTANDER TOTTA LN+/- ++                                    5.33         10/16/2007             5,374
           5,374  BANK OF AMERICA NA SERIES BKNT+/-                                 5.42         06/19/2007             5,375
           3,547  BANK ONE NA ILLINOIS SERIES BKNT+/-                               5.55         01/12/2007             3,548
           6,449  BEAR STEARNS & COMPANY+/-                                         5.43         10/04/2006             6,449
           1,290  BEAR STEARNS & COMPANY SERIES MTNB+/-                             5.66         01/16/2007             1,291
           2,469  BUCKINGHAM CDO LLC                                                5.31         10/18/2006             2,464
           5,374  BUCKINGHAM III CDO LLC++                                          5.33         10/27/2006             5,355
           5,374  BUCKINGHAM III CDO LLC++                                          5.36         12/15/2006             5,317
             720  CAIRN HIGH GRADE FUNDING I LLC                                    5.32         10/26/2006               718
             215  CAIRN HIGH GRADE FUNDING I LLC++                                  5.33         10/11/2006               215
           4,300  CAIRN HIGH GRADE FUNDING I LLC++                                  5.33         11/14/2006             4,273
           1,236  CANCARA ASSET SECURITIZATION LLC++                                5.33         10/04/2006             1,236
           2,460  CEDAR SPRINGS CAPITAL COMPANY++                                   5.28         10/03/2006             2,460
           3,966  CEDAR SPRINGS CAPITAL COMPANY                                     5.35         11/17/2006             3,940
           1,979  CEDAR SPRINGS CAPITAL COMPANY                                     5.35         12/06/2006             1,960
          10,749  CHEYNE FINANCE LLC                                                5.30         10/13/2006            10,732
          10,749  CHEYNE FINANCE LLC++                                              5.32         10/12/2006            10,733
           5,374  CHEYNE FINANCE LLC SERIES MTN+/- ++                               5.47         07/16/2007             5,375
          49,871  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $49,894)           5.42         10/02/2006            49,871
           6,456  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                5.32         10/11/2006             6,447
           1,075  CULLINAN FINANCE CORPORATION                                      5.33         10/06/2006             1,074
             236  CULLINAN FINANCE CORPORATION++                                    5.34         10/12/2006               236
             172  CULLINAN FINANCE CORPORATION++                                    5.35         10/23/2006               171
           5,374  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                     5.37         11/15/2006             5,375
          10,749  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                    5.29         06/25/2007            10,748
           5,374  DEER VALLEY FUNDING LLC                                           5.31         10/12/2006             5,367
             215  EDISON ASSET SECURITIZATION LLC                                   5.44         12/11/2006               213
             388  FAIRWAY FINANCE CORPORATION                                       5.35         10/23/2006               386
          13,494  FAIRWAY FINANCE CORPORATION++                                     5.38         10/02/2006            13,494
          64,493  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $64,522)        5.43         10/02/2006            64,493
           3,154  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                  5.34         11/15/2006             3,134
           1,088  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.36         10/12/2006             1,086
             269  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.46         11/06/2006               267
             269  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.49         11/27/2006               267
             473  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                  5.50         10/27/2006               471
             344  GEMINI SECURITIZATION LLC++                                       5.35         10/30/2006               343
           8,638  GEORGE STREET FINANCE LLC++                                       5.33         10/16/2006             8,620
           5,211  GEORGE STREET FINANCE LLC++                                       5.36         10/12/2006             5,203

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          3,085  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                   5.46%        03/30/2007   $         3,087
           4,488  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                   5.66         10/27/2006             4,489
             645  GRAMPIAN FUNDING LLC++                                            5.23         10/02/2006               645
             430  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                      5.48         05/15/2007               430
             752  HBOS TREASURY SERVICES PLC+/- ++                                  5.58         01/12/2007               753
           3,015  HSBC BANK USA+/-                                                  5.41         12/14/2006             3,016
           7,524  IBM CORPORATION SERIES MTN+/-                                     5.36         06/28/2007             7,528
             542  ING AMERICA INSURANCE HOLDINGS INCORPORATED                       5.33         10/10/2006               541
          13,974  ING USA ANNUITY & LIFE INSURANCE+/-                               5.40         09/17/2007            13,974
           5,374  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                         5.33         10/25/2007             5,374
             774  JUPITER SECURITIZATION CORPORATION++                              5.34         10/13/2006               773
           2,623  K2 USA LLC SERIES MTN                                             5.34         11/10/2006             2,608
           3,225  KAUPTHING BANK SERIES MTN+/- ++                                   5.39         03/20/2007             3,223
             922  KESTREL FUNDING (US) LLC                                          5.35         10/06/2006               921
             764  KESTREL FUNDING (US) LLC++                                        5.36         10/05/2006               763
           1,986  KLIO FUNDING CORPORATION++                                        5.39         11/03/2006             1,977
           4,330  KLIO III FUNDING CORPORATION++                                    5.30         10/19/2006             4,319
           3,755  KLIO III FUNDING CORPORATION++                                    5.41         10/20/2006             3,745
             430  LIBERTY STREET FUNDING CORPORATION                                5.34         11/15/2006               427
             376  LIBERTY STREET FUNDING CORPORATION                                5.35         10/25/2006               374
           3,225  LIQUID FUNDING LIMITED+/- ++                                      5.29         12/01/2006             3,225
           5,374  LIQUID FUNDING LIMITED                                            5.34         10/10/2006             5,368
           5,374  LIQUID FUNDING LIMITED++                                          5.35         12/07/2006             5,323
           3,225  LIQUID FUNDING LIMITED                                            5.49         12/28/2006             3,184
           1,290  LIQUID FUNDING LIMITED SERIES MTN+/- ++                           5.34         02/20/2007             1,290
           2,150  MBIA GLOBAL FUNDING LLC+/- ++                                     5.33         02/20/2007             2,150
          10,803  MERRILL LYNCH & COMPANY SERIES MTN+/-                             5.66         10/27/2006            10,805
             322  MONT BLANC CAPITAL CORPORATION                                    5.35         10/27/2006               321
           6,449  MORGAN STANLEY+/-                                                 5.45         10/10/2006             6,449
           1,215  MORGAN STANLEY+/-                                                 5.50         11/09/2006             1,215
           1,283  MORGAN STANLEY+/-                                                 5.55         11/24/2006             1,284
           5,374  MORGAN STANLEY+/-                                                 5.61         07/27/2007             5,381
           3,617  MORGAN STANLEY+/-                                                 5.64         01/12/2007             3,619
             994  MORGAN STANLEY SERIES EXL+/-                                      5.39         10/15/2007               994
           1,182  NATIONWIDE BUILDING SOCIETY+/- ++                                 5.51         12/11/2006             1,183
           3,851  NATIONWIDE BUILDING SOCIETY+/- ++                                 5.61         07/20/2007             3,856
           3,010  NIEUW AMSTERDAM RECEIVABLES CORPORATION                           5.34         10/02/2006             3,010
           3,368  NORTH SEA FUNDING LLC                                             5.33         11/09/2006             3,349
             230  NORTH SEA FUNDING LLC                                             5.42         10/23/2006               230
          10,749  NORTHERN ROCK PLC+/- ++ ss.                                       5.33         11/05/2007            10,750
           3,225  PARAGON MORTGAGES PLC SERIES 12A+/- ++                            5.31         10/15/2006             3,225
             870  RACERS TRUST SERIES 2004-6-MM+/- ++                               5.35         04/23/2007               870
           8,585  REGENCY MARKETS #1 LLC++                                          5.34         10/06/2006             8,580
             416  REGENCY MARKETS #1 LLC++                                          5.34         10/16/2006               415
          10,749  SCALDIS CAPITAL LIMITED                                           5.32         10/31/2006            10,703
           4,300  SLM CORPORATION+/- ++                                             5.33         10/12/2007             4,301
           3,655  STANFIELD VICTORIA FUNDING LLC                                    5.40         11/27/2006             3,625
           2,486  TANGO FINANCE CORPORATION SERIES MTN+/- ++                        5.39         10/25/2006             2,486
           5,143  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++              5.30         10/06/2006             5,140
             240  THUNDER BAY FUNDING LLC++                                         5.34         10/31/2006               239
             252  TICONDEROGA FUNDING LLC++                                         5.35         10/12/2006               252
           1,243  TRAVELERS INSURANCE COMPANY+/-                                    5.40         02/09/2007             1,243
           5,374  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++           5.34         06/15/2007             5,375
           5,374  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++           5.34         03/09/2007             5,375
           7,094  UNITEDHEALTH GROUP INCORPORATED                                   5.42         10/31/2006             7,064
             430  VERSAILLES CDS LLC++                                              5.35         10/20/2006               429
           3,233  WHISTLEJACKET CAPITAL LIMITED                                     5.31         10/16/2006             3,226
           1,017  WHITE PINE FINANCE LLC                                            5.30         10/02/2006             1,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          3,762  WHITE PINE FINANCE LLC                                            5.31%        10/16/2006   $         3,751

                                                                                                                      489,613
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $498,911)                                                               498,911
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.83%
       932,776  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ @                                                           932,776

TOTAL SHORT-TERM INVESTMENTS (COST $932,776)                                                                          932,776
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $110,064,947)*                                     100.46%                                              $   113,309,333
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                         (0.46)                                                     (517,825)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   112,791,508
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $932,776.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE  MATURITY DATE       VALUE
CERTIFICATES OF DEPOSIT - 1.34%
$        250,000  BNP PARIBAS LONDON                                                4.92%        11/07/2006   $       250,000
         500,000  CALYON NEW YORK+/-                                                5.36         06/20/2007           500,018

TOTAL CERTIFICATES OF DEPOSIT (COST $750,018)                                                                         750,018
                                                                                                              ---------------

COMMERCIAL PAPER - 39.17%
       1,000,000  AQUIFER FUNDING LLC++                                             5.28         10/05/2006           999,560
       1,000,000  ATLAS CAPITAL FUNDING CORPORATION++                               5.41         10/04/2006           999,699
         500,000  ATOMIUM FUNDING LLC++                                             5.28         11/21/2006           496,333
         500,000  ATOMIUM FUNDING LLC++                                             5.28         12/06/2006           495,233
         300,000  BUCKINGHAM CDO III LLC++                                          5.31         11/27/2006           297,524
         500,000  CAIRN HIGH GRADE FUNDING I LLC++                                  5.28         10/17/2006           498,900
         500,000  CAIRN HIGH GRADE FUNDING I LLC++                                  5.25         01/23/2007           491,760
         500,000  CC USA INCORPORATED++                                             5.28         10/17/2006           498,900
         500,000  CEDAR SPRINGS CAPITAL COMPANY++                                   5.41         10/13/2006           499,173
         500,000  CEDAR SPRINGS CAPITAL COMPANY++                                   5.39         10/17/2006           498,877
         500,000  CHEYNE FINANCE LLC++                                              5.28         11/10/2006           497,140
       1,000,000  CIESCO LLC++                                                      5.28         10/25/2006           996,627
         500,000  CONCORD MINUTEMEN CAPITAL COMPANY++                               5.40         10/10/2006           499,400
         500,000  DEER VALLEY FUNDING LLC++                                         5.28         10/11/2006           499,340
       1,000,000  DEER VALLEY FUNDING LLC++                                         5.29         10/24/2006           996,767
         500,000  FCAR OWNER TRUST I                                                5.28         12/13/2006           494,720
         500,000  FIVE FINANCE INCORPORATED++                                       5.40         10/23/2006           498,425
       1,000,000  FOX TROT CDO LIMITED++                                            5.28         01/08/2007           985,640
         500,000  GALAXY FUNDING INCORPORATED++                                     5.38         11/01/2006           497,758
         500,000  GEMINI SECURITIZATION LLC++                                       5.27         11/08/2006           497,292
         500,000  GOVCO INCORPORATED++                                              5.27         11/17/2006           496,633
         500,000  IRISH LIFE & PERMANENT PLC++                                      5.27         12/22/2006           494,071
         500,000  KLIO II FUNDING CORPORATION++                                     5.28         10/18/2006           498,827
         500,000  LEGACY CAPITAL LLC++                                              5.40         10/12/2006           499,250
         500,000  LEGACY CAPITAL LLC++                                              5.28         11/17/2006           496,627
         500,000  LEXINGTON PARKER CAPITAL+/-                                       5.34         03/01/2007           499,962
         250,000  LIQUID FUNDING LIMITED++                                          5.32         10/26/2006           250,000
       1,000,000  NEWPORT FUNDING CORPORATION++                                     5.40         10/26/2006           996,400
         500,000  NORTH SEA FUNDING LLC++                                           5.28         11/22/2006           496,260
         500,000  PERRY GLOBAL FUNDING LLC++                                        5.27         12/01/2006           495,608
         500,000  SEDNA FINANCE INCORPORATED++                                      5.28         10/19/2006           498,753
         500,000  SIMBA FUNDING CORPORATION++                                       5.29         12/18/2006           494,343
         500,000  SPINTAB AB                                                        5.28         11/16/2006           496,703
         500,000  STANFIELD VICTORIA FUNDING++                                      5.40         10/23/2006           498,425
         500,000  THAMES ASSET GLOBAL SECURITIZATION++                              5.28         11/20/2006           496,407
         500,000  TIERRA ALTA FUNDING++                                             5.28         10/17/2006           498,900
         500,000  TIERRA ALTA FUNDING++                                             5.26         12/20/2006           494,229
         500,000  VERSAILLES CDS LLC++                                              5.28         10/17/2006           498,900
         500,000  VERSAILLES CDS LLC++                                              5.28         11/08/2006           497,287

TOTAL COMMERCIAL PAPER (COST $21,936,653)                                                                          21,936,653
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 0.89%
         500,000  AMERICAN EXPRESS CENTURION SERIES BKNT+/-                         5.30         05/22/2007           500,000

TOTAL CORPORATE BONDS & NOTES (COST $500,000)                                                                         500,000
                                                                                                              ---------------

EXTENDABLE BONDS - 11.61%
       1,000,000  BANK OF IRELAND SERIES XMTN++ +/-                                 5.30         10/19/2007         1,000,000
         500,000  DNB NORSKE BANK ASA++ +/-                                         5.32         10/25/2007           500,000
         500,000  FLORIDA HURRICANE CATASTROPHE+/-                                  5.34         10/15/2007           500,000
       1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                           5.46         07/09/2007         1,000,000
         500,000  INTESA BANK IRELAND PLC++ +/-                                     5.33         10/25/2007           500,000
         500,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                           5.31         10/24/2007           500,000
       1,000,000  NORDEA BANK AB++ +/-                                              5.34         10/11/2007         1,000,000
       1,000,000  NORTHERN ROCK PLC SERIES MTN++ +/-                                5.46         10/09/2007         1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE  MATURITY DATE       VALUE
$        500,000  PREMIUM ASSET TRUST++ +/-                                         5.37%        09/14/2007   $       500,000

TOTAL EXTENDABLE BONDS (COST $6,500,000)                                                                            6,500,000
                                                                                                              ---------------

MEDIUM TERM NOTES - 13.75%
         500,000  ASIF GLOBAL FINANCING++ +/-                                       5.51         05/03/2007           500,181
         700,000  BANK OF AMERICA SECURITIES+/- ss.                                 5.32         09/09/2034           700,000
         500,000  BEAR STEARNS COMPANIES INCORPORATED+/- ss.                        5.50         09/09/2049           500,000
       1,000,000  CHEYNE FINANCE LLC++ +/-                                          5.47         07/16/2007           999,807
         500,000  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                     5.29         12/20/2006           499,977
         500,000  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                   5.66         10/27/2006           500,059
         500,000  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                      5.36         05/15/2007           499,952
         250,000  KESTREL FUNDING US LLC++ +/-                                      5.36         09/21/2007           249,952
         600,000  LEHMAN BROTHERS HOLDINGS+/-                                       5.37         06/26/2007           599,983
         250,000  LEHMAN BROTHERS HOLDINGS+/-                                       5.40         07/19/2007           250,186
         900,000  NATIONWIDE BUILDING SOCIETY++ +/-                                 5.51         12/11/2006           900,194
         500,000  SEDNA FINANCE INCORPORATED++ +/-                                  5.36         05/30/2007           499,966
         500,000  SEDNA FINANCE INCORPORATED++ +/-                                  5.47         04/11/2007           500,032
         500,000  TANGO FINANCE CORPORATION SERIES MTN++ +/-                        5.36         05/24/2007           499,971

TOTAL MEDIUM TERM NOTES (COST $7,700,260)                                                                           7,700,260
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 0.89%
         500,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                  TERRITORIES LOC)+/- ss.                                           5.34         11/01/2028           500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $500,000)                                                                         500,000
                                                                                                              ---------------

PROMISSORY NOTES - 2.68%
       1,500,000  CITIGROUP GLOBAL+/- ss.                                           5.45         09/09/2049         1,500,000

TOTAL PROMISSORY NOTES (COST $1,500,000)                                                                            1,500,000
                                                                                                              ---------------

REPURCHASE AGREEMENTS - 16.54%
       3,264,969  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $3,266,436)                            5.39         10/02/2006         3,264,969
       2,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $2,000,898)                 5.39         10/02/2006         2,000,000
       1,000,000  BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,449)                 5.39         10/02/2006         1,000,000
       1,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,451)                 5.41         10/02/2006         1,000,000
       1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,450)                 5.40         10/02/2006         1,000,000
       1,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,450)                            5.40         10/02/2006         1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $9,264,969)                                                                       9,264,969
                                                                                                              ---------------

TIME DEPOSITS - 14.28%
       1,000,000  ABBEY NATIONAL TREASURY SERVICE                                   5.29         10/05/2006         1,000,000
       1,000,000  DANSKE BANK A/S COPENHAGEN                                        5.40         10/02/2006         1,000,000
       1,000,000  DEXIA BANK SA BRUSSELS                                            5.29         10/04/2006         1,000,000
       1,000,000  FORTIS BANK NV/SA                                                 5.43         10/02/2006         1,000,000
       1,000,000  LLOYDS TSB BANK PLC LONDON                                        5.27         10/02/2006         1,000,000
       1,000,000  NATEXIS BANQUES POPULAIR                                          5.30         10/06/2006         1,000,000
       1,000,000  RABOBANK LONDON                                                   5.28         10/03/2006         1,000,000
       1,000,000  SOCIETE GENERALE CANADA                                           5.29         10/03/2006         1,000,000

TOTAL TIME DEPOSITS (COST $8,000,000)                                                                               8,000,000
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $56,651,900)*                                      101.15%                                              $    56,651,900
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                         (1.15)                                                     (644,182)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    56,007,718
                                                         ------                                               ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 82.76%

APPAREL & ACCESSORY STORES - 3.56%
        515,000  GAP INCORPORATED                                                                             $     9,759,250
        315,000  NORDSTROM INCORPORATED                                                                            13,324,500
        530,000  URBAN OUTFITTERS INCORPORATED+                                                                     9,375,700

                                                                                                                   32,459,450
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.51%
        658,153  AUTONATION INCORPORATED+ <<                                                                       13,755,398
                                                                                                              ---------------

BUSINESS SERVICES - 13.65%
        935,000  ACTIVISION INCORPORATED+                                                                          14,118,500
        800,000  CADENCE DESIGN SYSTEMS INCORPORATED+                                                              13,568,000
      1,205,000  CNET NETWORKS INCORPORATED+                                                                       11,543,900
         95,000  ELECTRONIC ARTS INCORPORATED+                                                                      5,289,600
        332,000  HYPERION SOLUTIONS CORPORATION+                                                                   11,447,360
        505,000  IMS HEALTH INCORPORATED                                                                           13,453,200
      1,420,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                      14,058,000
        112,000  OMNICOM GROUP INCORPORATED                                                                        10,483,200
        770,000  RED HAT INCORPORATED+ #                                                                           16,231,600
        819,700  UNISYS CORPORATION+                                                                                4,639,502
        475,000  VERISIGN INCORPORATED+ <<                                                                          9,595,000

                                                                                                                  124,427,862
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.55%
        605,000  PDL BIOPHARMA INCORPORATED+                                                                       11,616,000
        350,000  PRAXAIR INCORPORATED#                                                                             20,706,000

                                                                                                                   32,322,000
                                                                                                              ---------------

COMMUNICATIONS - 4.52%
        640,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                       14,534,400
        383,000  COMCAST CORPORATION CLASS A+                                                                      14,098,230
         67,850  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                5,670,225
        339,250  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                            6,913,915

                                                                                                                   41,216,770
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 4.40%
        320,000  BANK OF NEW YORK COMPANY INCORPORATED                                                             11,283,200
        305,000  FIFTH THIRD BANCORP                                                                               11,614,400
        290,000  TORONTO-DOMINION BANK                                                                             17,232,655

                                                                                                                   40,130,255
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.42%
        595,000  NISOURCE INCORPORATED                                                                             12,935,300
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.17%
      4,249,600  ARM HOLDINGS PLC                                                                                  9,349,138
      1,190,000  CELESTICA INCORPORATED+ <<                                                                       12,780,600
        320,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                10,374,400
        357,200  MICRON TECHNOLOGY INCORPORATED+                                                                   6,215,280
        445,000  MOLEX INCORPORATED CLASS A                                                                       14,644,950
      1,647,600  SANMINA-SCI CORPORATION+                                                                          6,162,024
        411,600  VISHAY INTERTECHNOLOGY INCORPORATED+ #                                                            5,778,864

                                                                                                                  65,305,256
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.65%
        475,000  ACCENTURE LIMITED CLASS A                                                                    $    15,062,250
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.47%
        150,000  FORTUNE BRANDS INCORPORATED                                                                       11,266,500
        250,200  ILLINOIS TOOL WORKS INCORPORATED                                                                  11,233,980

                                                                                                                   22,500,480
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.88%
        440,000  COCA-COLA ENTERPRISES INCORPORATED                                                                 9,165,200
        498,600  SARA LEE CORPORATION                                                                               8,012,502

                                                                                                                   17,177,702
                                                                                                              ---------------

FORESTRY - 1.22%
        180,000  WEYERHAEUSER COMPANY                                                                              11,075,400
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 2.85%
        245,000  TARGET CORPORATION                                                                                13,536,250
        445,000  TJX COMPANIES INCORPORATED                                                                        12,473,350

                                                                                                                   26,009,600
                                                                                                              ---------------

HEALTH SERVICES - 2.56%
        595,000  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A                                                 12,435,500
        315,000  LINCARE HOLDINGS INCORPORATED+                                                                    10,911,600

                                                                                                                   23,347,100
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.43%
        340,000  BED BATH & BEYOND INCORPORATED+                                                                   13,008,400
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.38%
        260,000  AMERICAN STANDARD COMPANIES INCORPORATED                                                          10,912,200
        737,700  PALM INCORPORATED+                                                                                10,740,912

                                                                                                                   21,653,112
                                                                                                              ---------------

INSURANCE CARRIERS - 6.24%
        230,000  ACE LIMITED                                                                                       12,587,900
        130,000  AMBAC FINANCIAL GROUP INCORPORATED                                                                10,757,500
        181,000  MGIC INVESTMENT CORPORATION                                                                       10,854,570
        221,000  RENAISSANCERE HOLDINGS LIMITED                                                                    12,287,600
        151,000  XL CAPITAL LIMITED CLASS A                                                                        10,373,700

                                                                                                                   56,861,270
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.29%
         40,810  BIOMET INCORPORATED<<                                                                              1,313,676
        109,100  MEDTRONIC INCORPORATED                                                                             5,066,604
        320,000  WATERS CORPORATION+                                                                               14,489,600

                                                                                                                   20,869,880
                                                                                                              ---------------

METAL MINING - 0.82%
        140,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                7,456,400
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.47%
        550,000  STAPLES INCORPORATED                                                                              13,381,500
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.55%
        680,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                    $    14,123,600
                                                                                                              ---------------

OIL & GAS EXTRACTION - 6.85%
        290,000  ENSCO INTERNATIONAL INCORPORATED                                                                  12,710,700
        275,000  GLOBALSANTAFE CORPORATION                                                                         13,747,250
        215,000  TRANSOCEAN INCORPORATED+                                                                          15,744,450
        484,000  WEATHERFORD INTERNATIONAL LIMITED+                                                                20,192,480

                                                                                                                   62,394,880
                                                                                                              ---------------

PERSONAL SERVICES - 1.15%
        293,400  REGIS CORPORATION                                                                                 10,518,390
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.49%
        283,000  E.W. SCRIPPS COMPANY CLASS A                                                                      13,564,190
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.61%
         55,000  LEGG MASON INCORPORATED                                                                            5,547,300
                                                                                                              ---------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.43%
        560,000  ASML HOLDING NV NEW YORK REGISTERED SHARES+ <<                                                    13,036,800
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 1.29%
        158,000  MOHAWK INDUSTRIES INCORPORATED+                                                                   11,763,100
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.35%
        168,000  MAGNA INTERNATIONAL INCORPORATED CLASS A<<                                                        12,269,040
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $612,911,085)                                                                           754,172,685
                                                                                                              ---------------

INVESTMENT COMPANIES - 2.67%

STOCK FUNDS - 2.67%
        195,000  ISHARES S&P SMALLCAP 600 INDEX FUND                                                               11,967,150
         90,000  MIDCAP SPDR TRUST SERIES 1                                                                        12,401,100

                                                                                                                   24,368,250
                                                                                                              ---------------

TOTAL INVESTMENT COMPANIES (COST $16,928,674)                                                                      24,368,250
                                                                                                              ---------------

                                                                                               MATURITY DATE
EXCHANGEABLE NOTES - 2.47%
         17,800  ELECTRONIC ARTS INCORPORATED+                                                   10/20/2006           987,971
         92,000  ELECTRONIC ARTS INCORPORATED+                                                   11/10/2006         5,099,560
        650,000  JUNIPER NETWORK INCORPORATED+ ++                                                10/10/2006        11,193,000
        115,000  MEDTRONIC INCORPORATED MEDIUM TERM NOTE+ ++                                     02/24/2007         5,234,797

TOTAL EXCHANGEABLE NOTES (COST $23,581,616)                                                                        22,515,328
                                                                                                              ---------------

CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE         VALUE
OPTIONS - 0.21%
            250  PRAXAIR INCORPORATED PUT+                                        $60.00         01/20/2007            62,500
            450  RED HAT INCORPORATED PUT+                                         30.00         03/17/2007           400,500
            900  RED HAT INCORPORATED PUT+                                         30.00         12/16/2006           792,000
          4,116  VISHAY INTERTECHNOLOGY INCORPORATED PUT+                          15.00         01/20/2007           637,980

TOTAL OPTIONS (PREMIUMS PAID $1,954,346)                                                                            1,892,980
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
RIGHTS - 0.00%
        230,000  SEAGATE TECHNOLOGY RIGHTS(a)                                                                 $             0

TOTAL RIGHTS (COST $0)                                                                                                      0
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 4.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
        739,000  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      739,000
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.27%
$       108,597  ALLIANCE & LEICESTER PLC                                           5.47%        10/25/2006           108,232
        153,771  AMERICAN GENERAL FINANCE CORPORATION++ +/-                         5.36         10/15/2007           153,845
         17,086  AQUINAS FUNDING LLC++                                              5.36         12/11/2006            16,912
        427,142  ATLAS CAPITAL FUNDING CORPORATION++ +/-                            5.31         10/20/2006           427,142
        854,285  ATLAS CAPITAL FUNDING CORPORATION++ +/-                            5.31         11/03/2006           854,285
        427,142  ATLAS CAPITAL FUNDING CORPORATION++ +/-                            5.31         12/22/2006           427,142
        427,142  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                 5.31         04/25/2007           427,159
        469,532  ATOMIUM FUNDING CORPORATION++                                      5.38         11/03/2006           467,339
        427,142  BANCO SANTANDER TOTTA LN++ +/-                                     5.33         10/16/2007           427,129
        427,142  BANK OF AMERICA NA SERIES BKNT+/-                                  5.42         06/19/2007           427,198
        281,914  BANK ONE NA ILLINOIS SERIES BKNT+/-                                5.55         01/12/2007           282,004
        512,571  BEAR STEARNS & COMPANY+/-                                          5.43         10/04/2006           512,571
        102,514  BEAR STEARNS & COMPANY SERIES MTNB+/-                              5.66         01/16/2007           102,577
        196,263  BUCKINGHAM CDO LLC                                                 5.31         10/18/2006           195,806
        427,142  BUCKINGHAM III CDO LLC++                                           5.33         10/27/2006           425,583
        427,142  BUCKINGHAM III CDO LLC++                                           5.36         12/15/2006           422,550
         57,237  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         10/26/2006            57,036
         17,086  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33         10/11/2006            17,063
        341,714  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33         11/14/2006           339,571
         98,226  CANCARA ASSET SECURITIZATION LLC++                                 5.33         10/04/2006            98,197
        195,529  CEDAR SPRINGS CAPITAL COMPANY++                                    5.28         10/03/2006           195,499
        315,231  CEDAR SPRINGS CAPITAL COMPANY                                      5.35         11/17/2006           313,119
        157,274  CEDAR SPRINGS CAPITAL COMPANY                                      5.35         12/06/2006           155,789
        854,285  CHEYNE FINANCE LLC                                                 5.30         10/13/2006           852,909
        854,285  CHEYNE FINANCE LLC++                                               5.32         10/12/2006           853,037
        427,142  CHEYNE FINANCE LLC SERIES MTN++ +/-                                5.47         07/16/2007           427,159
      3,963,553  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,965,343)         5.42         10/02/2006         3,963,553
        513,083  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.32         10/11/2006           512,406
         85,428  CULLINAN FINANCE CORPORATION                                       5.33         10/06/2006            85,378
         18,794  CULLINAN FINANCE CORPORATION++                                     5.34         10/12/2006            18,767
         13,669  CULLINAN FINANCE CORPORATION++                                     5.35         10/23/2006            13,627
        427,142  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                      5.37         11/15/2006           427,185
        854,285  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                     5.29         06/25/2007           854,225
        427,142  DEER VALLEY FUNDING LLC                                            5.31         10/12/2006           426,519
         17,086  EDISON ASSET SECURITIZATION LLC                                    5.44         12/11/2006            16,912
         30,806  FAIRWAY FINANCE CORPORATION                                        5.35         10/23/2006            30,711
      1,072,452  FAIRWAY FINANCE CORPORATION++                                      5.38         10/02/2006         1,072,452
      5,125,707  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $5,128,026)      5.43         10/02/2006         5,125,707
        250,698  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34         11/15/2006           249,089
         86,454  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.36         10/12/2006            86,327
         21,357  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.46         11/06/2006            21,248
         21,357  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.49         11/27/2006            21,183
         37,589  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.50         10/27/2006            37,451
         27,337  GEMINI SECURITIZATION LLC++                                        5.35         10/30/2006            27,225
        686,503  GEORGE STREET FINANCE LLC++                                        5.33         10/16/2006           685,096
        414,157  GEORGE STREET FINANCE LLC++                                        5.36         10/12/2006           413,552
        245,180  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007           245,366
        356,664  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.66         10/27/2006           356,735
         51,257  GRAMPIAN FUNDING LLC++                                             5.23         10/02/2006            51,257
         34,171  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                       5.48         05/15/2007            34,183
         59,800  HBOS TREASURY SERVICES PLC++ +/-                                   5.58         01/12/2007            59,834

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       239,627  HSBC BANK USA+/-                                                   5.41%        12/14/2006   $       239,668
        597,999  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007           598,310
         43,039  ING AMERICA INSURANCE HOLDINGS INCORPORATED                        5.33         10/10/2006            42,988
      1,110,570  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007         1,110,570
        427,142  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                          5.33         10/25/2007           427,104
         61,508  JUPITER SECURITIZATION CORPORATION++                               5.34         10/13/2006            61,409
        208,445  K2 USA LLC SERIES MTN                                              5.34         11/10/2006           207,259
        256,285  KAUPTHING BANK SERIES MTN++ +/-                                    5.39         03/20/2007           256,126
         73,263  KESTREL FUNDING (US) LLC                                           5.35         10/06/2006            73,220
         60,688  KESTREL FUNDING (US) LLC++                                         5.36         10/05/2006            60,662
        157,872  KLIO FUNDING CORPORATION++                                         5.39         11/03/2006           157,135
        344,140  KLIO III FUNDING CORPORATION++                                     5.30         10/19/2006           343,287
        298,402  KLIO III FUNDING CORPORATION++                                     5.41         10/20/2006           297,620
         34,171  LIBERTY STREET FUNDING CORPORATION                                 5.34         11/15/2006            33,952
         29,849  LIBERTY STREET FUNDING CORPORATION                                 5.35         10/25/2006            29,748
        256,285  LIQUID FUNDING LIMITED++ +/-                                       5.29         12/01/2006           256,285
        427,142  LIQUID FUNDING LIMITED                                             5.34         10/10/2006           426,643
        427,142  LIQUID FUNDING LIMITED++                                           5.35         12/07/2006           423,046
        256,285  LIQUID FUNDING LIMITED                                             5.49         12/28/2006           253,046
        102,514  LIQUID FUNDING LIMITED SERIES MTN++ +/-                            5.34         02/20/2007           102,530
        170,857  MBIA GLOBAL FUNDING LLC++ +/-                                      5.33         02/20/2007           170,865
        858,556  MERRILL LYNCH & COMPANY SERIES MTN+/-                              5.66         10/27/2006           858,710
         25,629  MONT BLANC CAPITAL CORPORATION                                     5.35         10/27/2006            25,535
        512,571  MORGAN STANLEY+/-                                                  5.45         10/10/2006           512,571
         96,534  MORGAN STANLEY+/-                                                  5.50         11/09/2006            96,549
        102,002  MORGAN STANLEY+/-                                                  5.55         11/24/2006           102,032
        427,142  MORGAN STANLEY+/-                                                  5.61         07/27/2007           427,629
        287,467  MORGAN STANLEY+/-                                                  5.64         01/12/2007           287,605
         79,021  MORGAN STANLEY SERIES EXL+/-                                       5.39         10/15/2007            79,034
         93,971  NATIONWIDE BUILDING SOCIETY++ +/-                                  5.51         12/11/2006            94,007
        306,090  NATIONWIDE BUILDING SOCIETY++ +/-                                  5.61         07/20/2007           306,464
        239,200  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.34         10/02/2006           239,200
        267,647  NORTH SEA FUNDING LLC                                              5.33         11/09/2006           266,165
         18,299  NORTH SEA FUNDING LLC                                              5.42         10/23/2006            18,243
        854,285  NORTHERN ROCK PLC++ +/- ss.                                        5.33         11/05/2007           854,370
        256,285  PARAGON MORTGAGES PLC SERIES 12A++ +/-                             5.31         10/15/2006           256,285
         69,112  RACERS TRUST SERIES 2004-6-MM++ +/-                                5.35         04/23/2007            69,121
        682,300  REGENCY MARKETS #1 LLC++                                           5.34         10/06/2006           681,897
         33,078  REGENCY MARKETS #1 LLC++                                           5.34         10/16/2006            33,010
        854,285  SCALDIS CAPITAL LIMITED                                            5.32         10/31/2006           850,662
        341,714  SLM CORPORATION++ +/-                                              5.33         10/12/2007           341,803
        290,457  STANFIELD VICTORIA FUNDING LLC                                     5.40         11/27/2006           288,090
        197,562  TANGO FINANCE CORPORATION SERIES MTN++ +/-                         5.39         10/25/2006           197,568
        408,741  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++               5.30         10/06/2006           408,500
         19,068  THUNDER BAY FUNDING LLC++                                          5.34         10/31/2006            18,987
         20,059  TICONDEROGA FUNDING LLC++                                          5.35         10/12/2006            20,029
         98,772  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007            98,770
        427,142  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL++ +/-            5.34         06/15/2007           427,151
        427,142  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB++ +/-            5.34         03/09/2007           427,211
        563,828  UNITEDHEALTH GROUP INCORPORATED                                    5.42         10/31/2006           561,437
         34,171  VERSAILLES CDS LLC++                                               5.35         10/20/2006            34,082
        256,935  WHISTLEJACKET CAPITAL LIMITED                                      5.31         10/16/2006           256,408
         80,849  WHITE PINE FINANCE LLC                                             5.30         10/02/2006            80,849
        298,965  WHITE PINE FINANCE LLC                                             5.31         10/16/2006           298,355

                                                                                                                   38,912,643
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,651,643)                                                         39,651,643
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 11.74%
  106,944,038  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ @                                                    $   106,944,038

TOTAL SHORT-TERM INVESTMENTS (COST $106,944,038)                                                                  106,944,038
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $801,971,402)*                                     104.16%                                              $   949,544,924
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                         (4.16)                                                  (37,941,791)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   911,603,133
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $106,944,038.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE
WRITTEN OPTIONS - (0.05%)
           (250) PRAXAIR INCORPORATED CALL+                                       $60.00         01/20/2007           (61,250)
           (900) RED HAT INCORPORATED CALL+                                        30.00         12/16/2006            (9,000)
           (450) RED HAT INCORPORATED CALL+                                        30.00         03/17/2007           (18,450)
         (4,116) VISHAY INTERTECHNOLOGY INCORPORATED CALL+                         15.00         01/20/2007          (349,860)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(638,072))                                                                 (438,560)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.82%

AMUSEMENT & RECREATION SERVICES - 1.50%
         50,000  PINNACLE ENTERTAINMENT INCORPORATED+                                                         $     1,406,000
         89,950  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                   1,180,144

                                                                                                                    2,586,144
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 1.49%
         86,800  CASUAL MALE RETAIL GROUP INCORPORATED+ <<                                                          1,191,764
         21,500  CHILDREN'S PLACE RETAIL STORES INCORPORATED+ <<                                                    1,376,645

                                                                                                                    2,568,409
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.79%
         27,800  GUESS? INCORPORATED+                                                                               1,349,134
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.96%
        140,191  WRIGHT EXPRESS CORPORATION+                                                                        3,372,995
                                                                                                              ---------------

BUSINESS SERVICES - 21.53%
         69,400  AQUANTIVE INCORPORATED+ <<                                                                         1,639,228
         19,600  BANKRATE INCORPORATED+                                                                               520,576
         62,084  COGENT COMMUNICATIONS GROUP INCORPORATED+                                                            719,554
         87,900  EPICOR SOFTWARE CORPORATION+                                                                       1,152,369
         30,200  F5 NETWORKS INCORPORATED+                                                                          1,622,344
        187,900  GLOBAL CASH ACCESS INCORPORATED+                                                                   2,835,411
         89,400  LABOR READY INCORPORATED+                                                                          1,424,142
         80,832  MARCHEX INCORPORATED CLASS B+ <<                                                                   1,239,963
        120,640  ON ASSIGNMENT INCORPORATED+                                                                        1,183,478
         48,159  OPEN SOLUTIONS INCORPORATED+ <<                                                                    1,387,461
         46,688  PEOPLESUPPORT INCORPORATED+                                                                          863,728
        218,798  SECURE COMPUTING CORPORATION+                                                                      1,384,991
        109,281  SI INTERNATIONAL INCORPORATED+                                                                     3,494,806
        334,700  SKILLSOFT PLC ADR+                                                                                 2,138,733
        154,294  TALEO CORPORATION CLASS A+                                                                         1,561,455
        134,115  TELETECH HOLDINGS INCORPORATED+                                                                    2,096,217
         84,500  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                               2,900,040
        274,328  VALUECLICK INCORPORATED+ <<                                                                        5,086,041
         96,614  WEBEX COMMUNICATIONS INCORPORATED+ <<                                                              3,769,878

                                                                                                                   37,020,415
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 5.29%
         47,190  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+ <<                                                    1,726,682
        139,153  ALKERMES INCORPORATED+ <<                                                                          2,205,575
         33,800  CONOR MEDSYSTEMS INCORPORATED+ <<                                                                    796,666
         53,000  CUBIST PHARMACEUTICALS INCORPORATED+                                                               1,152,220
        116,568  SCIELE PHARMA INCORPORATED+ <<                                                                     2,196,141
         19,200  UNITED THERAPEUTICS CORPORATION+                                                                   1,008,768

                                                                                                                    9,086,052
                                                                                                              ---------------

COMMUNICATIONS - 3.29%
         57,300  CBEYOND COMMUNICATIONS INCORPORATED+ <<                                                            1,572,885
        123,100  DOBSON COMMUNICATIONS CORPORATION+                                                                   864,162
        115,750  NEUSTAR INCORPORATED CLASS A+ <<                                                                   3,212,063

                                                                                                                    5,649,110
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.49%
         25,400  WESTERN ALLIANCE BANCORP+ <<                                                                         835,660
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
EATING & DRINKING PLACES - 0.99%
         57,115  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                       $     1,709,452
                                                                                                              ---------------

EDUCATIONAL SERVICES - 2.38%
         42,067  LAUREATE EDUCATION INCORPORATED+                                                                   2,013,327
         19,200  STRAYER EDUCATION INCORPORATED                                                                     2,077,632

                                                                                                                    4,090,959
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.13%
         78,250  HOUSTON WIRE & CABLE COMPANY+ <<                                                                   1,471,100
        168,000  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                         2,698,080
        178,100  MICROSEMI CORPORATION+                                                                             3,357,185
        141,000  NMS COMMUNICATIONS CORPORATION+                                                                      408,195
         39,176  SILICON LABORATORIES INCORPORATED+                                                                 1,215,240
        125,018  UNIVERSAL DISPLAY CORPORATION+ <<                                                                  1,378,949

                                                                                                                   10,528,749
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.44%
         52,536  ADVISORY BOARD COMPANY+                                                                            2,654,119
         26,700  GEN-PROBE INCORPORATED+                                                                            1,251,963
         34,469  HURON CONSULTING GROUP INCORPORATED+                                                               1,351,185
        131,390  NAVIGANT CONSULTING INCORPORATED+                                                                  2,635,683
        182,788  RESOURCES CONNECTION INCORPORATED+ <<                                                              4,896,891

                                                                                                                   12,789,841
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.75%
         83,711  SENOMYX INCORPORATED+ <<                                                                           1,286,638
                                                                                                              ---------------

FOOD STORES - 0.52%
         15,800  THE PANTRY INCORPORATED+                                                                             890,646
                                                                                                              ---------------

FURNITURE & FIXTURES - 0.70%
         56,100  WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED+                                                      1,198,296
                                                                                                              ---------------

HEALTH SERVICES - 3.77%
         94,170  INVENTIV HEALTH INCORPORATED+                                                                      3,016,265
        148,500  NEKTAR THERAPEUTICS+ <<                                                                            2,139,885
         93,705  ODYSSEY HEALTHCARE INCORPORATED+                                                                   1,328,737

                                                                                                                    6,484,887
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.15%
         39,677  GAYLORD ENTERTAINMENT COMPANY+                                                                     1,739,836
        104,800  GREAT WOLF RESORTS INCORPORATED+                                                                   1,253,408
         86,919  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                              3,249,032
         83,150  RED LION HOTELS CORPORATION+                                                                         894,694

                                                                                                                    7,136,970
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.61%
         17,705  ACTUANT CORPORATION CLASS A                                                                          887,021
        107,972  GARDNER DENVER INCORPORATED+                                                                       3,571,714
         60,200  JLG INDUSTRIES INCORPORATED                                                                        1,192,562
         42,100  KAYDON CORPORATION                                                                                 1,558,542
            450  MINDRAY MEDICAL INTERNATIONAL LIMITED ADR                                                                950
         26,000  RACKABLE SYSTEMS INCORPORATED+ <<                                                                    711,620

                                                                                                                    7,922,409
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS - 1.90%
         58,700  PRA INTERNATIONAL+                                                                           $     1,566,703
         35,345  THE NAVIGATORS GROUP INCORPORATED+                                                                 1,696,913

                                                                                                                    3,263,616
                                                                                                              ---------------

LEGAL SERVICES - 1.09%
         75,000  FTI CONSULTING INCORPORATED+ <<                                                                    1,879,500
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.62%
        119,200  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+ <<                                                 2,196,856
         81,495  CALIPER LIFE SCIENCES INCORPORATED+ <<                                                               397,696
         76,400  DEXCOM INCORPORATED+ <<                                                                              850,332
         75,232  DJ ORTHOPEDICS INCORPORATED+                                                                       3,124,385
        220,914  IXIA+                                                                                              1,968,344
         55,683  KYPHON INCORPORATED+ <<                                                                            2,083,658
         45,953  NORTHSTAR NEUROSCIENCE INCORPORATED+                                                                 606,580
         41,600  SIRF TECHNOLOGY HOLDINGS INCORPORATED+ <<                                                            997,984
         66,500  SYMMETRY MEDICAL INCORPORATED+                                                                     1,003,485
         34,800  VARIAN INCORPORATED+                                                                               1,596,276

                                                                                                                   14,825,596
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.51%
         56,900  ACCO BRANDS CORPORATION+ <<                                                                        1,266,594
         49,195  SHUFFLE MASTER INCORPORATED+ <<                                                                    1,328,757

                                                                                                                    2,595,351
                                                                                                              ---------------

MISCELLANEOUS REPAIR SERVICES - 1.01%
        138,190  DYNCORP INTERNATIONAL INCORPORATED+ <<                                                             1,739,812
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 2.89%
        113,630  PRICELINE.COM INCORPORATED+ <<                                                                     4,180,448
         50,450  SHUTTERLY INCORPORATED+                                                                              784,498

                                                                                                                    4,964,946
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.61%
         48,673  GOODRICH PETROLEUM CORPORATION+ <<                                                                 1,466,031
        121,480  PETROHAWK ENERGY CORPORATION+                                                                      1,260,962
         73,100  TETRA TECHNOLOGIES INCORPORATED+                                                                   1,766,096

                                                                                                                    4,493,089
                                                                                                              ---------------

PERSONAL SERVICES - 0.75%
         42,900  JACKSON HEWITT TAX SERVICE INCORPORATED                                                            1,287,429
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.65%
         92,414  INNERWORKINGS INCORPORATED+                                                                        1,085,865
        133,794  VISTAPRINT LIMITED+                                                                                3,470,616

                                                                                                                    4,556,481
                                                                                                              ---------------

REAL ESTATE - 1.45%
         68,421  TRAMMELL CROW COMPANY+                                                                             2,498,051
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.71%
         22,100  GFI GROUP INCORPORATED+                                                                            1,221,909
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT - 1.74%
         53,300  HORNBECK OFFSHORE+                                                                           $     1,785,550
         64,350  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                            1,208,493

                                                                                                                    2,994,043
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.71%
         53,680  HUB GROUP INCORPORATED CLASS A+                                                                    1,222,830
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 4.40%
        111,800  BARNES GROUP INCORPORATED                                                                          1,963,208
         97,900  INTERLINE BRANDS INCORPORATED+                                                                     2,416,172
         31,500  POOL CORPORATION                                                                                   1,212,750
         98,458  PSS WORLD MEDICAL INCORPORATED+                                                                    1,968,174

                                                                                                                    7,560,304
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $163,039,709)                                                                           171,609,723
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 26.60%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.50%
        852,257  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      852,257
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 26.10%
$       125,240  ALLIANCE & LEICESTER PLC                                           5.47%        10/25/2006           124,819
        177,338  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         10/15/2007           177,423
         19,704  AQUINAS FUNDING LLC++                                              5.36         12/11/2006            19,504
        492,605  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31         10/20/2006           492,605
        985,209  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31         11/03/2006           985,209
        492,605  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31         12/22/2006           492,605
        492,605  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.31         04/25/2007           492,624
        541,491  ATOMIUM FUNDING CORPORATION++                                      5.38         11/03/2006           538,962
        492,605  BANCO SANTANDER TOTTA LN+/- ++                                     5.33         10/16/2007           492,590
        492,605  BANK OF AMERICA NA SERIES BKNT+/-                                  5.42         06/19/2007           492,669
        325,119  BANK ONE NA ILLINOIS SERIES BKNT+/-                                5.55         01/12/2007           325,223
        591,126  BEAR STEARNS & COMPANY+/-                                          5.43         10/04/2006           591,126
        118,225  BEAR STEARNS & COMPANY SERIES MTNB+/-                              5.66         01/16/2007           118,297
        226,342  BUCKINGHAM CDO LLC                                                 5.31         10/18/2006           225,815
        492,605  BUCKINGHAM III CDO LLC++                                           5.33         10/27/2006           490,807
        492,605  BUCKINGHAM III CDO LLC++                                           5.36         12/15/2006           487,309
         66,009  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         10/26/2006            65,777
         19,704  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33         10/11/2006            19,678
        394,084  CAIRN HIGH GRADE FUNDING I LLC++                                   5.33         11/14/2006           391,613
        113,279  CANCARA ASSET SECURITIZATION LLC++                                 5.33         10/04/2006           113,247
        225,495  CEDAR SPRINGS CAPITAL COMPANY++                                    5.28         10/03/2006           225,461
        363,542  CEDAR SPRINGS CAPITAL COMPANY                                      5.35         11/17/2006           361,107
        181,377  CEDAR SPRINGS CAPITAL COMPANY                                      5.35         12/06/2006           179,665
        985,209  CHEYNE FINANCE LLC                                                 5.30         10/13/2006           983,623
        985,209  CHEYNE FINANCE LLC++                                               5.32         10/12/2006           983,771
        492,605  CHEYNE FINANCE LLC SERIES MTN+/- ++                                5.47         07/16/2007           492,624
      4,570,994  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $4,573,059)         5.42         10/02/2006         4,570,994
        591,717  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.32         10/11/2006           590,936
         98,521  CULLINAN FINANCE CORPORATION                                       5.33         10/06/2006            98,463
         21,675  CULLINAN FINANCE CORPORATION++                                     5.34         10/12/2006            21,643
         15,763  CULLINAN FINANCE CORPORATION++                                     5.35         10/23/2006            15,715
        492,605  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                      5.37         11/15/2006           492,654
        985,209  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                     5.29         06/25/2007           985,140
        492,605  DEER VALLEY FUNDING LLC                                            5.31         10/12/2006           491,886
         19,704  EDISON ASSET SECURITIZATION LLC                                    5.44         12/11/2006            19,504
         35,527  FAIRWAY FINANCE CORPORATION                                        5.35         10/23/2006            35,418

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,236,812  FAIRWAY FINANCE CORPORATION++                                      5.38%        10/02/2006   $     1,236,812
      5,911,257  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $5,913,932)      5.43         10/02/2006         5,911,257
        289,120  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34         11/15/2006           287,263
         99,703  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.36         10/12/2006            99,558
         24,630  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.46         11/06/2006            24,505
         24,630  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.49         11/27/2006            24,429
         43,349  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.50         10/27/2006            43,191
         31,527  GEMINI SECURITIZATION LLC++                                        5.35         10/30/2006            31,398
        791,714  GEORGE STREET FINANCE LLC++                                        5.33         10/16/2006           790,091
        477,630  GEORGE STREET FINANCE LLC++                                        5.36         10/12/2006           476,932
        282,755  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007           282,970
        411,325  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.66         10/27/2006           411,407
         59,113  GRAMPIAN FUNDING LLC++                                             5.23         10/02/2006            59,113
         39,408  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                       5.48         05/15/2007            39,422
         68,965  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007            69,004
        276,351  HSBC BANK USA+/-                                                   5.41         12/14/2006           276,398
        689,647  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007           690,005
         49,635  ING AMERICA INSURANCE HOLDINGS INCORPORATED                        5.33         10/10/2006            49,577
      1,280,772  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007         1,280,772
        492,605  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                          5.33         10/25/2007           492,560
         70,935  JUPITER SECURITIZATION CORPORATION++                               5.34         10/13/2006            70,821
        240,391  K2 USA LLC                                                         5.34         11/10/2006           239,023
        295,563  KAUPTHING BANK SERIES MTN+/- ++                                    5.39         03/20/2007           295,380
         84,492  KESTREL FUNDING (US) LLC                                           5.35         10/06/2006            84,442
         69,989  KESTREL FUNDING (US) LLC++                                         5.36         10/05/2006            69,958
        182,067  KLIO FUNDING CORPORATION++                                         5.39         11/03/2006           181,216
        396,882  KLIO III FUNDING CORPORATION++                                     5.30         10/19/2006           395,898
        344,134  KLIO III FUNDING CORPORATION++                                     5.41         10/20/2006           343,232
         39,408  LIBERTY STREET FUNDING CORPORATION                                 5.34         11/15/2006            39,155
         34,423  LIBERTY STREET FUNDING CORPORATION                                 5.35         10/25/2006            34,308
        295,563  LIQUID FUNDING LIMITED+/- ++                                       5.29         12/01/2006           295,563
        492,605  LIQUID FUNDING LIMITED                                             5.34         10/10/2006           492,028
        492,605  LIQUID FUNDING LIMITED++                                           5.35         12/07/2006           487,881
        295,563  LIQUID FUNDING LIMITED                                             5.49         12/28/2006           291,827
        118,225  LIQUID FUNDING LIMITED SERIES MTN+/- ++                            5.34         02/20/2007           118,243
        197,042  MBIA GLOBAL FUNDING LLC+/- ++                                      5.33         02/20/2007           197,052
        990,135  MERRILL LYNCH & COMPANY SERIES MTN+/-                              5.66         10/27/2006           990,314
         29,556  MONT BLANC CAPITAL CORPORATION                                     5.35         10/27/2006            29,448
        591,126  MORGAN STANLEY+/-                                                  5.45         10/10/2006           591,126
        111,329  MORGAN STANLEY+/-                                                  5.50         11/09/2006           111,345
        117,634  MORGAN STANLEY+/-                                                  5.55         11/24/2006           117,669
        492,605  MORGAN STANLEY+/-                                                  5.61         07/27/2007           493,166
        331,523  MORGAN STANLEY+/-                                                  5.64         01/12/2007           331,682
         91,132  MORGAN STANLEY SERIES EXL+/-                                       5.39         10/15/2007            91,146
        108,373  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.51         12/11/2006           108,414
        353,001  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007           353,431
        275,859  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.34         10/02/2006           275,859
        308,666  NORTH SEA FUNDING LLC                                              5.33         11/09/2006           306,956
         21,103  NORTH SEA FUNDING LLC                                              5.42         10/23/2006            21,039
        985,209  NORTHERN ROCK PLC+/- ++ ss.                                        5.33         11/05/2007           985,308
        295,563  PARAGON MORTGAGES PLC SERIES 12A+/- ++                             5.31         10/15/2006           295,563
         79,703  RACERS TRUST SERIES 2004-6-MM+/- ++                                5.35         04/23/2007            79,715
        786,867  REGENCY MARKETS #1 LLC++                                           5.34         10/06/2006           786,403
         38,147  REGENCY MARKETS #1 LLC++                                           5.34         10/16/2006            38,069
        985,209  SCALDIS CAPITAL LIMITED                                            5.32         10/31/2006           981,032
        394,084  SLM CORPORATION+/- ++                                              5.33         10/12/2007           394,186
        334,971  STANFIELD VICTORIA FUNDING LLC                                     5.40         11/27/2006           332,241
        227,840  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.39         10/25/2006           227,846
        471,383  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++               5.30         10/06/2006           471,105
         21,990  THUNDER BAY FUNDING LLC++                                          5.34         10/31/2006            21,897
         23,133  TICONDEROGA FUNDING LLC++                                          5.35         10/12/2006            23,099
        113,910  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007           113,908
        492,605  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/- ++                5.34         06/15/2007           492,615

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       492,605  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/- ++                5.34%        03/09/2007   $       492,684
        650,238  UNITEDHEALTH GROUP INCORPORATED                                    5.42         10/31/2006           647,481
         39,408  VERSAILLES CDS LLC++                                               5.35         10/20/2006            39,305
        296,312  WHISTLEJACKET CAPITAL LIMITED                                      5.31         10/16/2006           295,704
         93,240  WHITE PINE FINANCE LLC                                             5.30         10/02/2006            93,240
        344,784  WHITE PINE FINANCE LLC                                             5.31         10/16/2006           344,077

                                                                                                                   44,876,270
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,728,527)                                                         45,728,527
                                                                                                              ---------------

SHARES

SHORT-TERM INVESTMENTS - 0.15%
      263,260  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ @                                                            263,260

TOTAL SHORT-TERM INVESTMENTS (COST $263,260)                                                                          263,260
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $209,031,496)*                                     126.57%                                              $   217,601,510
                                                         ------                                               ---------------

OTHER ASSETS AND LIABILITIES, NET                        (26.57)                                                  (45,685,459)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   171,916,051
                                                         ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $263,260.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.86%

BUSINESS SERVICES - 9.36%
         74,780  3COM CORPORATION+                                                                            $       329,774
         15,255  ABM INDUSTRIES INCORPORATED                                                                          286,184
          3,130  CITRIX SYSTEMS INCORPORATED+                                                                         113,337
         30,235  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                               248,532
          7,235  EVERGREEN ENERGY INCORPORATED+                                                                        76,040
         46,855  HILL INTERNATIONAL INCORPORATED+                                                                     269,416
          7,055  IMS HEALTH INCORPORATED                                                                              187,945
          8,260  KFORCE INCORPORATED+                                                                                  98,542
         22,000  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                              148,280
         37,475  SUN MICROSYSTEMS INCORPORATED+                                                                       186,251
         16,918  VIGNETTE CORPORATION+                                                                                229,070

                                                                                                                    2,173,371
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.57%
          3,175  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                      67,913
          6,110  NOVEN PHARMACEUTICALS INCORPORATED+ #                                                                147,373
         23,305  ORASURE TECHNOLOGIES INCORPORATED+                                                                   187,372
         11,915  POLYONE CORPORATION+                                                                                  99,252
          6,650  RPM INTERNATIONAL INCORPORATED                                                                       126,284
         50,700  WELLMAN INCORPORATED                                                                                 202,293

                                                                                                                      830,487
                                                                                                              ---------------

COMMUNICATIONS - 3.53%
          7,415  CHINA GRENTECH CORPORATION LIMITED ADR+                                                               76,745
         39,200  CINCINNATI BELL INCORPORATED+                                                                        188,944
         89,625  COASTAL CONTACTS INCORPORATED+                                                                        60,939
         28,180  GRUPO RADIO CENTRO SA DE CV ADR                                                                      180,352
         26,720  LIGHTBRIDGE INCORPORATED+                                                                            313,158

                                                                                                                      820,138
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.66%
          5,760  CHICAGO BRIDGE & IRON COMPANY NV                                                                     138,586
         14,740  COMFORT SYSTEMS USA INCORPORATED                                                                     168,920
          5,915  MATRIX SERVICE COMPANY+                                                                               77,427

                                                                                                                      384,933
                                                                                                              ---------------

CONSUMER SERVICES - 0.91%
         17,985  EMDEON CORPORATION+                                                                                  210,604
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 1.97%
          2,577  COMMUNITY BANCORP+                                                                                    78,624
         15,580  FIRST SECURITY GROUP INCORPORATED                                                                    179,482
          5,355  MIDWEST BANC HOLDINGS INCORPORATED                                                                   130,769
          5,790  PACIFIC PREMIER BANCORP INCORPORATED+                                                                 69,480

                                                                                                                      458,355
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.88%
          5,260  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                               157,432
          1,080  DARDEN RESTAURANTS INCORPORATED                                                                       45,868

                                                                                                                      203,300
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.21%
         20,605  EL PASO CORPORATION                                                                                  281,052
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.61%
         47,185  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                     $       212,333
         16,855  FLEXTRONICS INTERNATIONAL LIMITED+                                                                   213,047
         33,965  GRAFTECH INTERNATIONAL LIMITED+                                                                      198,356
         13,105  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                         207,191
         49,565  MCDATA CORPORATION+                                                                                  244,355
         11,310  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                               134,024
          6,495  MICRON TECHNOLOGY INCORPORATED+                                                                      113,013
        117,080  MRV COMMUNICATIONS INCORPORATED+                                                                     323,141
        124,975  NORTEL NETWORKS CORPORATION+                                                                         287,443
          7,020  OSI SYSTEMS INCORPORATED+                                                                            137,592
         32,370  POWER-ONE INCORPORATED+                                                                              234,359
         29,945  RICHARDSON ELECTRONICS LIMITED                                                                       270,403
         39,155  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                             161,319
         32,120  STATS CHIPPAC LIMITED ADR+                                                                           193,041

                                                                                                                    2,929,617
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.85%
         17,755  CV THERAPEUTICS INCORPORATED+                                                                        197,791
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
          2,835  CRANE COMPANY                                                                                        118,503
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.47%
          3,360  SANDERSON FARMS INCORPORATED                                                                         108,730
                                                                                                              ---------------

HEALTH SERVICES - 0.61%
          2,975  GENESIS HEALTHCARE CORPORATION+                                                                      141,699
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.04%
         24,785  AFFORDABLE RESIDENTIAL COMMUNITIES+                                                                  240,167
         17,795  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                              233,826
          7,280  DISCOVERY HOLDING COMPANY CLASS A+                                                                   105,269
          8,200  UMH PROPERTIES INCORPORATED                                                                          126,690

                                                                                                                      705,952
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.97%
          2,120  BOYD GAMING CORPORATION                                                                               81,493
         20,250  EMPIRE RESORTS INCORPORATED+                                                                         144,788

                                                                                                                      226,281
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.74%
         21,298  CRAY INCORPORATED+                                                                                   236,828
         13,865  INTERMEC INCORPORATED+                                                                               365,481
          1,130  PALL CORPORATION                                                                                      34,815

                                                                                                                      637,124
                                                                                                              ---------------

INSURANCE CARRIERS - 4.95%
          2,770  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  97,670
         18,335  KMG AMERICA CORPORATION+                                                                             134,762
          2,275  MERCURY GENERAL CORPORATION                                                                          112,863
         20,510  NORTH POINTE HOLDINGS CORPORATION+                                                                   189,923
          5,860  NYMAGIC INCORPORATED                                                                                 185,762
          4,005  PRA INTERNATIONAL+                                                                                   106,893
         79,255  QUANTA CAPITAL HOLDINGS LIMITED+                                                                     145,829
         12,570  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                           175,603

                                                                                                                    1,149,305
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
JUSTICE, PUBLIC ORDER & SAFETY - 0.98%
          5,403  GEO GROUP INCORPORATED+                                                                      $       228,277
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 0.92%
         16,214  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                  213,863
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.18%
         57,135  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                             299,387
         47,495  CREDENCE SYSTEMS CORPORATION+                                                                        135,361
          9,955  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                                               72,373

                                                                                                                      507,121
                                                                                                              ---------------

METAL MINING - 5.26%
         23,800  APEX SILVER MINES LIMITED+                                                                           396,508
          3,555  GOLDCORP INCORPORATED                                                                                 83,898
          3,375  NEWMONT MINING CORPORATION                                                                           144,281
         23,510  RANDGOLD RESOURCES LIMITED ADR+                                                                      478,664
         14,650  SOUTHWESTERN RESOURCES CORPORATION                                                                   118,484

                                                                                                                    1,221,835
                                                                                                              ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.48%
         32,190  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                    112,665
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.41%
         14,720  ACCO BRANDS CORPORATION+                                                                             327,667
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.21%
          4,015  COVENANT TRANSPORT INCORPORATED CLASS A+                                                              49,023
                                                                                                              ---------------

OIL & GAS EXTRACTION - 15.90%
          4,905  CANADIAN NATURAL RESOURCES LIMITED                                                                   223,576
         75,545  GLOBAL INDUSTRIES LIMITED+                                                                         1,175,480
          7,425  HELMERICH & PAYNE INCORPORATED                                                                       170,998
         25,520  KEY ENERGY SERVICES INCORPORATED+                                                                    347,072
         18,485  MCMORAN EXPLORATION COMPANY+                                                                         327,924
         39,730  NEWPARK RESOURCES INCORPORATED+                                                                      211,761
          6,565  PETROQUEST ENERGY INCORPORATED+                                                                       68,473
          2,605  PRIDE INTERNATIONAL INCORPORATED+                                                                     71,429
          6,912  RANGE RESOURCES CORPORATION                                                                          174,459
          2,510  ROWAN COMPANIES INCORPORATED                                                                          79,391
         27,880  SEITEL INCORPORATED+                                                                                 102,320
            970  TRANSOCEAN INCORPORATED+                                                                              71,033
         34,340  TRILOGY ENERGY TRUST                                                                                 478,348
         12,295  WILLBROS GROUP INCORPORATED+                                                                         192,048

                                                                                                                    3,694,312
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.77%
         13,210  WAUSAU PAPER CORPORATION                                                                             178,335
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.86%
          3,120  ASHLAND INCORPORATED                                                                                 198,994
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.54%
          1,520  OREGON STEEL MILLS INCORPORATED+                                                                      74,282
          1,022  STEEL DYNAMICS INCORPORATED                                                                           51,560

                                                                                                                      125,842
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.64%
          2,435  E.W. SCRIPPS COMPANY CLASS A                                                                 $       116,710
         21,710  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                          244,672
          3,746  MCCLATCHY COMPANY CLASS A                                                                            158,044
          1,770  R.H. DONNELLEY CORPORATION+                                                                           93,633

                                                                                                                      613,059
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 3.19%
         40,780  CONSTAR INTERNATIONAL INCORPORATED+                                                                  243,457
         45,555  INTERTAPE POLYMER GROUP INCORPORATED+                                                                350,774
         12,590  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                    146,044

                                                                                                                      740,275
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.16%
         25,760  MARKETAXCESS HOLDINGS INCORPORATED+                                                                  269,707
                                                                                                              ---------------

SOCIAL SERVICES - 0.77%
         13,620  ABB LIMITED ADR                                                                                      179,512
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.34%
         21,930  GENTEX CORPORATION                                                                                   311,625
                                                                                                              ---------------

TRANSPORTATION BY AIR - 2.07%
         20,090  AIRTRAN HOLDINGS INCORPORATED+                                                                       199,293
          5,145  ALASKA AIR GROUP INCORPORATED+                                                                       195,716
          9,200  JETBLUE AIRWAYS CORPORATION+                                                                          85,284

                                                                                                                      480,293
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.74%
         15,730  RAILAMERICA INCORPORATED+                                                                            171,772
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.03%
          3,980  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                          129,549
         10,535  SMURFIT-STONE CONTAINER CORPORATION+                                                                 117,992
         23,575  SOURCE INTERLINK COMPANIES INCORPORATED+                                                             223,963

                                                                                                                      471,504
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 3.57%
        175,115  COVALENT GROUP INCORPORATED+                                                                         560,368
         17,535  DELIAS INCORPORATED+                                                                                 135,020
         14,150  US HOME SYSTEMS INCORPORATED+                                                                        133,859

                                                                                                                      829,247
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $20,855,126)                                                                             22,502,170
                                                                                                              ---------------

WARRANTS - 0.36%
         66,000  HILL INTERNATINOAL INCORPORATED+                                                                      83,820

TOTAL WARRANTS (COST $82,030)                                                                                          83,820
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 2.52%

MUTUAL FUNDS - 2.52%
        585,600  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ ++                                                         585,600
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $585,600)                                                                          585,600
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $21,522,756)*                                      99.74%                                               $    23,171,590

OTHER ASSETS AND LIABILITIES, NET                         0.26                                                         60,046
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    23,231,636
                                                       -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $585,600.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS        SECURITY NAME                                                  STRIKE PRICE  EXPIRATION DATE      VALUE
WRITTEN OPTIONS - (0.08%)
            (20) NOVEN PHARMACEUTICAL INCORPORATED CALL                           $15.00         10/21/2006   $       (17,800)
                                                                                                              ---------------

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(7,740))                                                                    (17,800)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 9.81%
$       200,474  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4         2.84%        08/06/2010   $       197,656
        112,061  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
                 CLASS A3+/-                                                              5.61         01/25/2035           112,150
         41,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3              2.00         11/15/2007            40,803
         79,923  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2              3.35         02/15/2008            79,497
        132,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3              5.03         10/15/2009           131,687
        170,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-C4 CLASS C4          6.00         08/15/2013           174,060
        141,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A10 CLASS A10        5.15         06/16/2014           141,944
        166,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3          4.99         09/15/2010           165,784
        284,000  CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                           5.15         02/15/2011           284,502
        139,074  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC3 CLASS A1B+/-              5.49         06/25/2035           139,106
        168,000  CHASE CREDIT CARD MASTER TRUST SERIES 2003-3 CLASS A+/-                  5.44         10/15/2010           168,308
        216,000  CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                             3.22         06/15/2010           211,718
        389,000  CHASE ISSUANCE TRUST SERIES 2006-A3 CLASS A3+/-                          5.32         07/15/2011           389,101
         69,987  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                  2.08         05/15/2008            69,758
         91,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3              6.88         11/16/2009            92,643
        253,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4              3.20         08/24/2009           248,414
        142,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A4 CLASS A4              5.45         05/10/2013           144,172
        141,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2006-1 CLASS A2          5.68         07/25/2036           141,480
        260,000  COUNTRYWIDE ASSET BACKED CERFITICATES SERIES 2006-S1 CLASS A2            5.55         08/25/2021           259,548
         65,672  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-12 CLASS 1A1+/-        5.48         02/25/2036            65,683
         36,403  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-BC4 CLASS 2A1+/-       5.45         08/25/2035            36,410
        183,362  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-11 CLASS 3AV1+/-       5.39         09/25/2046           183,362
        174,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-13 CLASS 3AV2+/-       5.48         01/25/2037           174,044
        161,663  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-ABC1 CLASS A1+/-       5.36         05/25/2036           161,664
         22,115  ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-               5.45         10/25/2035            22,117
        218,318  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                      3.48         11/15/2008           216,577
        190,593  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                      4.17         01/15/2009           189,394
        229,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-B CLASS A4                      5.25         09/15/2011           230,028
         30,305  FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                               4.84         09/22/2008            30,266
        237,000  GE CAPITAL CREDIT CARD MASTER NOTE TRUST SERIES 2006-1 CLASS A           5.08         09/17/2012           237,520
        100,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-2 CLASS A2                  5.35         03/15/2013           100,746
        196,034  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                3.30         06/16/2008           194,632
        356,000  HOUSEHOLD CREDIT CARD MASTER NOTE TRUST INCORPORATED SERIES
                 2006-1 CLASS A                                                           5.10         06/15/2012           356,801
        180,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                    4.18         02/15/2012           175,989
         19,459  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-        5.68         09/25/2034            19,486
         95,899  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-        5.14         11/25/2035            95,335
        141,000  MBNA MASTER CREDIT CARD TRUST USA SERIES 2000-L CLASS A                  6.50         04/15/2010           143,184
         49,125  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1
                 CLASS A1+/-                                                              5.51         05/25/2046            49,133
         25,224  MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-                5.69         07/25/2034            25,224
        140,437  MORGAN STANLEY ABS CAPITAL I SERIES 2006-NC1 CLASS A1+/-                 5.41         12/25/2035           140,444
        101,000  MORGAN STANLEY HOME EQUITY LOANS SERIES 2006-2 CLASS A2+/-               5.44         02/25/2036           101,048
        335,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-          5.38         08/15/2012           335,480
         52,840  NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                           4.61         01/15/2008            52,780
          9,202  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2               3.75         09/17/2007             9,197
         62,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3               5.16         02/15/2010            62,001
        150,390  NOMURA HOME EQUITY LOAN INCORPORATED SERIES 2006-WF1 CLASS A1+/-         5.45         03/25/2036           150,397
        118,000  NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5          4.74         10/30/2045           116,763
        112,848  NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                     5.48         10/25/2035           112,872
        115,550  OPTION ONE MORTGAGE LOAN TRUST SERIES 2006-1 CLASS 2A1+/-                5.40         01/25/2036           115,570
         76,044  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                 CLASS AF1+/-                                                             5.42         12/25/2036            75,687
        106,000  PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                      6.52         12/31/2010           111,046
        198,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A2                  5.03         03/25/2014           198,133
         39,843  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                 2003-RS3 CLASS A2+/-                                                     5.69         04/25/2033            39,881
        186,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                         5.63         07/25/2018           186,783
        114,039  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS A4+/-        5.42         01/25/2036           114,053
         59,372  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                3.20         12/13/2010            58,327
         67,270  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                             3.16         02/17/2009            66,665
         37,427  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                             3.90         07/15/2009            37,101
         73,624  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                             4.52         06/16/2008            73,426
        119,000  USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                             5.36         06/15/2012           120,291
        146,000  VOLKSWAGEN AUTO LEASE TRUST SERIES 2006-A CLASS A2                       5.55         11/20/2008           146,463

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
$       157,000  WACHOVIA AUTO OWNER TRUST SERIES 2006-1 CLASS A3++                       5.10%        07/20/2011   $       157,000
        278,000  WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                         3.66         07/20/2010           273,999
        228,299  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                         4.82         02/20/2009           227,843
        143,345  WACHOVIA MORTGAGE LOAN TRUST LLC SERIES 2006-AMN1 CLASS A1+/-            5.38         08/25/2036           143,320
        269,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-M1A CLASS M1+/- ++       5.42         08/15/2013           268,997
         19,882  WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                         2.74         09/20/2010            19,755
         95,214  WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                         3.25         05/20/2011            93,983
        303,252  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                         3.15         05/20/2011           298,915
         65,975  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                         2.81         08/22/2011            64,622
         25,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                        4.25         06/17/2010            24,799

TOTAL ASSET BACKED SECURITIES (COST $9,889,979)                                                                           9,897,567
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.98%
         83,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2003-1 CLASS A2                                                          4.65         09/11/2036            80,412
        100,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2002-PB2 CLASS B                                                         6.31         06/11/2035           104,940
         86,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2004-1 CLASS A4                                                          4.76         11/10/2039            83,204
         37,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA
                 CLASS B++                                                                4.89         05/14/2016            36,783
        271,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA
                 CLASS C++                                                                4.94         05/14/2016           269,738
        260,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8
                 CLASS AAB                                                                4.58         06/11/2041           250,416
        163,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2006-T22
                 CLASS AM+/-                                                              5.47         04/12/2038           165,447
         57,000  BEAR STEARNS COMMERICAL MORTGAGE SECURITIES SERIES 2003-T10
                 CLASS A2                                                                 4.74         03/13/2040            55,489
        224,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                 CLASS E+/-                                                               7.22         05/15/2032           232,235
         40,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                 CLASS C                                                                  7.71         08/15/2033            43,266
         37,834  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-          5.45         07/25/2035            37,828
        216,000  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS
                 2A1B+/-                                                                  5.41         09/29/2036           216,000
        201,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATE SERIES 2006-C4
                 CLASS AM                                                                 5.51         09/15/2039           202,460
        321,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CP4 CLASS A4                                                        6.18         12/15/2035           333,407
        407,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKN2 CLASS A3                                                       6.13         04/15/2037           423,568
        134,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKP1 CLASS A3                                                       6.44         12/15/2035           141,532
        576,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKS4 CLASS A2                                                       5.18         11/15/2036           575,340
        163,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CP3 CLASS A3                                                        5.60         07/15/2035           165,938
        118,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-C4 CLASS A4+/-                                                      5.14         08/15/2036           117,039
        143,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2004-C5 CLASS A4                                                         4.83         11/15/2037           138,193
      1,618,718  FHLB SERIES VN-2015 CLASS A                                              5.46         11/27/2015         1,622,512
        115,968  FHLMC SERIES 1663 CLASS ZB                                               6.75         01/15/2024           119,389
        393,000  FHLMC SERIES 2708 CLASS DG                                               5.50         07/15/2032           387,034
        308,946  FHLMC SERIES 2904 CLASS CM<<                                             5.00         01/15/2018           306,212
        298,862  FHLMC SERIES 2973 CLASS PX                                               5.50         01/15/2035           300,347
        144,609  FHLMC SERIES 2975 CLASS EA                                               5.00         05/15/2018           143,431
         46,321  FHLMC SERIES 3000 CLASS PA                                               3.90         01/15/2023            44,962
        352,863  FHLMC SERIES 3014 CLASS NA<<                                             4.50         11/15/2025           347,591
        220,000  FHLMC SERIES 3017 CLASS TA<<                                             4.50         08/15/2035           212,753
        277,557  FHLMC SERIES 3020 CLASS MA<<                                             5.50         04/15/2027           278,281
        258,422  FHLMC SERIES 3026 CLASS GJ<<                                             4.50         02/15/2029           253,854
        157,000  FHLMC SERIES 3026 CLASS PC<<                                             4.50         01/15/2034           145,371
        197,000  FHLMC SERIES 3057 CLASS MD<<                                             4.50         08/15/2034           183,013
        389,034  FHLMC SERIES 3086 CLASS PA<<                                             5.50         05/15/2026           390,109
        387,475  FHLMC SERIES 3135 CLASS JA<<                                             6.00         09/15/2027           391,733
        693,000  FHLMC SERIES 3149 CLASS PB                                               6.00         08/15/2029           702,342
        407,170  FHLMC SERIES 3151 CLASS LA<<                                             6.00         11/15/2027           411,482
        610,377  FHLMC SERIES 3159 CLASS PA                                               6.00         05/15/2027           617,419
      1,048,000  FHLMC SERIES 3167 CLASS QA<<                                             6.00         10/15/2026         1,060,537
        207,000  FHLMC SERIES 3171 CLASS MD                                               6.00         04/15/2029           210,129
        516,374  FHLMC SERIES 3172 CLASS PA                                               6.00         04/15/2027           522,569
        254,724  FHLMC SERIES 3174 CLASS CA                                               5.50         02/15/2026           255,560
        101,000  FHLMC SERIES 3174 CLASS DB                                               6.00         09/15/2029           102,519
        167,076  FHLMC SERIES 3174 CLASS PX                                               5.00         06/15/2017           164,507
        663,868  FHLMC SERIES 3176 CLASS HA<<                                             6.00         02/15/2028           672,342
        231,522  FHLMC SERIES 3178 CLASS MA<<                                             6.00         10/15/2026           234,239

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
$       411,000  FHLMC SERIES 3179 CLASS PD                                               5.75%        12/15/2018   $       414,063
        759,316  FHLMC SERIES 3184 CLASS LA                                               6.00         03/15/2028           768,785
      1,370,161  FHLMC SERIES 3184 CLASS PA                                               5.50         02/15/2027         1,374,230
        123,000  FHLMC SERIES 3185 CLASS PD                                               4.50         01/15/2035           113,023
        343,531  FHLMC SERIES 3192 CLASS GA<<                                             6.00         03/15/2027           347,405
        294,887  FHLMC SERIES 3200 CLASS EB<<                                             5.00         05/15/2026           292,877
        325,000  FHLMC SERIES 3215 CLASS QA                                               6.00         06/15/2027           329,481
        523,000  FHLMC SERIES 3216 CLASS NA                                               6.00         05/15/2028           529,705
        359,000  FHLMC SERIES 3218 CLASS BA                                               6.00         04/15/2027           363,043
        111,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                 CLASS B                                                                  6.42         12/12/2033           116,859
         23,604  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                               4.77         04/25/2012            23,455
         72,399  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                3.81         11/25/2012            69,828
        288,870  FNMA SERIES 2003-34 CLASS QJ<<                                           4.50         01/25/2016           284,083
        207,000  FNMA SERIES 2003-84 CLASS GD                                             4.50         03/25/2017           200,163
        193,850  FNMA SERIES 2005-3 CLASS HC                                              4.50         01/25/2035           187,358
        193,895  FNMA SERIES 2005-38 CLASS CD<<                                           5.00         06/25/2019           191,619
        265,045  FNMA SERIES 2005-63 CLASS HA<<                                           5.00         04/25/2023           261,787
        222,000  FNMA SERIES 2006-18 CLASS PA<<                                           5.50         01/25/2026           222,357
        638,000  FNMA SERIES 2006-29 CLASS PA<<                                           5.50         08/25/2026           638,912
        219,000  FNMA SERIES 2006-31 CLASS PA<<                                           5.50         11/25/2026           219,587
        466,288  FNMA SERIES 2006-34 CLASS PA                                             6.00         05/25/2027           470,042
        116,000  FNMA SERIES 2006-41 CLASS MA<<                                           5.50         04/25/2024           116,168
         71,000  FNMA SERIES 2006-53 CLASS PA                                             5.50         12/25/2026            71,182
        265,091  FNMA SERIES 2006-55 CLASS PA                                             6.00         05/25/2026           267,469
        492,578  FNMA SERIES 2006-80 CLASS PB                                             6.00         10/25/2027           497,956
        721,000  FNMA SERIES 2006-99 CLASS PA                                             5.50         05/25/2030           722,550
        125,990  FNMA SERIES G93-39 CLASS ZQ                                              6.50         12/25/2023           129,718
        163,004  FNMA SERIES G93-41 CLASS Z                                               7.00         12/25/2023           170,188
        505,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
                 CLASS A2                                                                 6.07         06/10/2038           524,597
        323,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A
                 CLASS A3                                                                 5.35         08/11/2036           324,945
        147,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-3A
                 CLASS A2                                                                 5.00         12/10/2037           145,575
        276,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2
                 CLASS A4                                                                 5.15         07/10/2037           274,274
        369,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
                 CLASS A4+/-                                                              5.19         07/10/2039           366,235
         63,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2002-C3 CLASS A2                                                         4.93         07/10/2039            62,084
        152,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2003-C2 CLASS B+/-                                                       5.47         05/10/2040           153,916
        538,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2003-C3 CLASS A4                                                         5.02         04/10/2040           529,789
         86,684  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-C1 CLASS A1                                                         3.12         03/10/2038            84,405
         28,731  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-C2 CLASS A1                                                         3.90         08/10/2038            28,160
         93,646  GNMA SERIES 2006-8 CLASS A<<                                             3.94         08/16/2025            91,225
         56,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B             6.97         10/18/2030            57,634
        464,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS A2          6.56         04/13/2031           471,166
        303,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-CB7 CLASS A4+/-                                              4.88         01/12/2038           296,090
        262,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-ML1A CLASS A2                                                4.77         03/12/2039           254,840
        214,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-CB11 CLASS A4+/-                                             5.34         08/12/2037           213,664
        179,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2006-CB16CLASS A4                                                 5.55         05/12/2045           181,462
        108,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2006-LDP8 CLASS ASB+/-                                            5.37         05/15/2045           108,283
         11,056  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1             7.11         10/15/2032            11,103
         55,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B              7.43         10/15/2032            58,425
        109,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-              4.93         09/15/2035           107,145
        108,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C6 CLASS AM+/-              5.41         09/15/2039           108,232
        125,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE SERIES 2006-3
                 CLASS AM+/-                                                              5.46         07/12/2046           125,366
        271,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2002-MW1 CLASS A4                    5.62         07/12/2034           276,036
        192,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-                4.86         08/12/2039           185,943
        249,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                        5.01         04/15/2038           245,439
        110,000  MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                        5.15         06/13/2041           109,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
$       121,876  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                        3.92%        04/14/2040   $       119,764
         88,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                       5.04         01/14/2042            87,075
        339,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ3 CLASS A4            5.08         09/15/2037           336,076
        160,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS A3         6.50         10/13/2011           168,476
        382,072  VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2ZB                            6.50         02/15/2024           396,126
        167,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4          6.29         04/15/2034           175,239
        138,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4          4.98         11/15/2034           136,154
        291,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3          4.96         08/15/2035           288,041
        191,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A4          5.13         08/15/2035           189,283
        116,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3          4.45         11/15/2035           113,057
         65,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4          5.01         12/15/2035            64,005
        234,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4         4.75         02/15/2041           225,957
        239,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C14 CLASS A4+/-      5.09         08/15/2041           235,139
        164,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4         4.80         10/15/2041           158,126
        349,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS APB+/-     5.09         07/15/2042           344,792
        427,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C23 CLASS AM+/-      5.47         01/15/2045           428,934
        240,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB        6.00         06/15/2045           249,587

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $32,112,802)                                                             32,258,504
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 17.42%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.21%
        215,000  DAIMLERCHRYSLER NA HOLDING SERIES MTN<<                                  5.75         09/08/2011           213,989
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.07%
         70,000  HOME DEPOT INCORPORATED                                                  5.40         03/01/2016            69,538
                                                                                                                    ---------------

BUSINESS SERVICES - 0.11%
        105,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                    5.62         05/24/2010           105,210
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 0.34%
         70,000  TEVA PHARMACEUTICAL FINANCE LLC                                          6.15         02/01/2036            67,367
        280,000  WYETH                                                                    5.50         02/15/2016           279,777

                                                                                                                            347,144
                                                                                                                    ---------------

COMMUNICATIONS - 2.74%
         70,000  AMERICA MOVIL SA DE CV                                                   6.38         03/01/2035            66,899
         80,000  AT&T CORPORATION                                                         9.05         11/15/2011            86,711
        235,000  AT&T INCORPORATED                                                        5.10         09/15/2014           227,056
         95,000  AT&T INCORPORATED                                                        6.15         09/15/2034            91,971
         70,000  AT&T INCORPORATED                                                        6.80         05/15/2036            73,537
         50,000  BELLSOUTH CORPORATION                                                    6.00         11/15/2034            46,933
        120,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                       8.38         03/15/2013           136,882
        170,000  COMCAST CORPORATION                                                      5.90         03/15/2016           170,078
         70,000  COMCAST CORPORATION                                                      5.65         06/15/2035            63,508
        105,000  EMBARQ CORPORATION                                                       7.08         06/01/2016           107,110
        120,000  NEW CINGULAR WIRELESS SERVICES                                           8.13         05/01/2012           135,069
        300,000  SPRINT CAPITAL CORPORATION                                               6.00         01/15/2007           300,322
        175,000  SPRINT CAPITAL CORPORATION                                               6.13         11/15/2008           177,563
        175,000  SPRINT CAPITAL CORPORATION                                               8.38         03/15/2012           196,137
         60,000  TIME WARNER ENTERTAINMENT COMPANY LIMITED PARTNERSHIP                    8.38         07/15/2033            70,764
        160,000  TIME WARNER INCORPORATED                                                 6.88         05/01/2012           169,182
        115,000  VERIZON COMMUNICATIONS INCORPORATED<<                                    5.35         02/15/2011           115,307
        135,000  VERIZON COMMUNICATIONS INCORPORATED                                      5.55         02/15/2016           133,219
        195,000  VERIZON WIRELESS CAPITAL LLC                                             5.38         12/15/2006           194,930
        175,000  VIACOM INCORPORATED++                                                    5.75         04/30/2011           174,651
         30,000  VIACOM INCORPORATED++                                                    6.25         04/30/2016            29,737

                                                                                                                          2,767,566
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.16%
         90,000  BANK OF AMERICA CORPORATION                                              4.25         10/01/2010            87,232

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (continued)
$       110,000  BANK OF AMERICA CORPORATION                                              5.38%        06/15/2014   $       110,473
        370,000  CITIGROUP INCORPORATED                                                   3.63         02/09/2009           358,082
        145,000  CITIGROUP INCORPORATED                                                   5.10         09/29/2011           144,559
        140,000  CITIGROUP INCORPORATED                                                   5.85         08/02/2016           144,698
        510,000  JPMORGAN CHASE & COMPANY                                                 5.60         06/01/2011           518,575
         85,000  JPMORGAN CHASE & COMPANY                                                 5.13         09/15/2014            83,350
        175,000  PNC FUNDING CORPORATION                                                  5.25         11/15/2015           172,239
        140,000  ROYAL BANK OF SCOTLAND GROUP PLC                                         5.00         10/01/2014           136,401
        145,000  WACHOVIA CORPORATION                                                     4.88         02/15/2014           140,285
         83,000  WASHINGTON MUTUAL INCORPORATED                                           4.00         01/15/2009            80,784
        100,000  WASHINGTON MUTUAL INCORPORATED                                           5.25         09/15/2017            96,211
        105,000  ZIONS BANCORP                                                            5.50         11/16/2015           103,742

                                                                                                                          2,176,631
                                                                                                                    ---------------

ELECTRIC UTILITIES - 0.31%
        290,000  PROGRESS ENERGY INCORPORATED                                             6.85         04/15/2012           309,882
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.39%
         90,000  ALLEGHENY ENERGY SUPPLY++                                                8.25         04/15/2012            98,100
         65,000  DOMINION RESOURCES INCORPORATED<<                                        5.95         06/15/2035            63,115
        210,000  DPL INCORPORATED                                                         6.88         09/01/2011           221,072
         40,000  DUKE CAPITAL LLC                                                         8.00         10/01/2019            46,474
        110,000  ENERGY TRANSFER PARTNERS LIMITED PARTNERSHIP                             5.65         08/01/2012           109,007
         90,000  FIRSTENERGY CORPORATION SERIES B                                         6.45         11/15/2011            93,886
        175,000  KANSAS GAS & ELECTRIC                                                    5.65         03/29/2021           169,474
        155,000  NEVADA POWER COMPANY++                                                   5.95         03/15/2016           154,850
         70,000  ONCOR ELECTRIC DELIVERY                                                  6.38         01/15/2015            72,270
        125,000  PSEG POWER LLC                                                           7.75         04/15/2011           135,625
         70,000  PSEG POWER LLC                                                           5.00         04/01/2014            66,705
        155,000  PUBLIC SERVICE COMPANY OF COLORADO                                       7.88         10/01/2012           175,015

                                                                                                                          1,405,593
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT - 0.07%
         70,000  MIDAMERICAN ENERGY HOLDINGS++                                            6.13         04/01/2036            70,756
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.25%
        245,000  CAPITAL ONE FINANCIAL CORPORATION                                        8.75         02/01/2007           247,505
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.29%
        180,000  KRAFT FOODS INCORPORATED                                                 5.63         11/01/2011           181,862
        115,000  KRAFT FOODS INCORPORATED                                                 5.25         10/01/2013           113,676

                                                                                                                            295,538
                                                                                                                    ---------------

FOREIGN GOVERNMENT@ - 0.09%
         70,000  QUEBEC PROVINCE                                                          7.50         09/15/2029            89,796
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.01%
        290,000  ALLIED CAPITAL CORPORATION                                               6.63         07/15/2011           295,620
        265,000  GOLDMAN SACHS GROUP INCORPORATED                                         5.13         01/15/2015           256,917
        130,000  MERRILL LYNCH & COMPANY                                                  4.25         02/08/2010           126,274

                                                                                                                            678,811
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.14%
        145,000  HARRAHS OPERATING COMPANY INCORPORATED                                   6.50         06/01/2016           142,142
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.12%
$        55,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                           5.95%        10/15/2036   $        54,998
         70,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                           5.50         10/15/2016            69,945

                                                                                                                            124,943
                                                                                                                    ---------------

INSURANCE CARRIERS - 0.81%
         85,000  ACE INA HOLDINGS INCORPORATED                                            6.70         05/15/2036            89,412
         50,000  AETNA INCORPORATED                                                       6.63         06/15/2036            52,852
        200,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                4.70         10/01/2010           196,715
         80,000  GE GLOBAL INSURANCE HOLDINGS                                             7.00         02/15/2026            87,709
        235,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                       5.45         03/24/2011           236,454
         45,000  LIBERTY MUTUAL INSURANCE COMPANY++                                       7.88         10/15/2026            50,782
        110,000  WELLPOINT INCORPORATED                                                   5.85         01/15/2036           106,694

                                                                                                                            820,618
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
                 GOODS - 0.46%
        100,000  BAXTER INTERNATIONAL INCORPORATED                                        5.90         09/01/2016           102,703
        110,000  BOSTON SCIENTIFIC CORPORATION                                            6.00         06/15/2011           110,657
         35,000  BOSTON SCIENTIFIC CORPORATION<<                                          6.40         06/15/2016            35,297
         70,000  BOSTON SCIENTIFIC CORPORATION                                            7.00         11/15/2035            69,221
        149,000  XEROX CORPORATION                                                        6.40         03/15/2016           148,255

                                                                                                                            466,133
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.42%
        210,000  MOHAWK INDUSTRIES INCORPORATED                                           5.75         01/15/2011           209,115
        200,000  TYCO INTERNATIONAL GROUP SA                                              6.38         10/15/2011           209,658

                                                                                                                            418,773
                                                                                                                    ---------------

MOTION PICTURES - 0.11%
        115,000  NEWS AMERICA INCORPORATED                                                6.40         12/15/2035           112,784
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.51%
        140,000  AMERICAN EXPRESS                                                         5.50         09/12/2016           140,555
        145,000  CAPITAL ONE BANK SERIES BKNT                                             4.88         05/15/2008           144,138
        150,000  CAPITAL ONE FINANCIAL COMPANY                                            5.50         06/01/2015           147,088
        105,000  CAPITAL ONE FINANCIAL COMPANY                                            6.15         09/01/2016           106,246
        130,000  CIT GROUP INCORPORATED                                                   4.75         08/15/2008           128,909
        237,000  GENERAL ELECTRIC CAPITAL CORPORATION                                     3.75         12/15/2009           227,792
         95,000  GENERAL ELECTRIC CAPITAL CORPORATION                                     4.88         03/04/2015            92,526
         70,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                         6.75         03/15/2032            80,013
        470,000  HSBC FINANCE CORPORATION                                                 4.75         04/15/2010           463,746
        110,000  RESIDENTIAL CAPITAL CORPORATION+/-                                       6.74         06/29/2007           110,601
        170,000  RESIDENTIAL CAPITAL CORPORATION                                          6.13         11/21/2008           170,665
        135,000  RESIDENTIAL CAPITAL CORPORATION                                          6.50         04/17/2013           137,098
        240,000  SLM CORPORATION SERIES MTN+/- <<                                         5.66         07/26/2010           239,990

                                                                                                                          2,189,367
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 0.77%
        180,000  ANADARKO FINANCE COMPANY SERIES B                                        6.75         05/01/2011           189,130
         70,000  CONOCOPHILLIPS                                                           5.90         10/15/2032            71,598
        225,000  DEVON FINANCING CORPORATION ULC                                          6.88         09/30/2011           239,445
        155,000  LAZARD GROUP LLC                                                         7.13         05/15/2015           161,505
         55,000  PEMEX PROJECT FUNDING MASTER TRUST                                       7.38         12/15/2014            59,455
         55,000  PEMEX PROJECT FUNDING MASTER TRUST                                       6.63         06/15/2035            54,038

                                                                                                                            775,171
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
PAPER & ALLIED PRODUCTS - 0.23%
$       230,000  INTERNATIONAL PAPER COMPANY                                              5.85%        10/30/2012   $       235,018
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.31%
        130,000  DUKE CAPITAL LLC                                                         7.50         10/01/2009           138,288
         70,000  KINDER MORGAN ENERGY PARTNERS LIMITED PARTNERSHIP                        5.80         03/15/2035            63,680
        105,000  KINDER MORGAN INCORPORATED                                               6.50         09/01/2012           105,086

                                                                                                                            307,054
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.08%
         75,000  CORNING INCORPORATED                                                     7.25         08/15/2036            79,877
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.13%
        110,000  NORFOLK SOUTHERN CORPORATION                                             7.05         05/01/2037           128,229
                                                                                                                    ---------------

REAL ESTATE - 0.09%
        100,000  EOP OPERATING LIMITED PARTNERSHIP                                        4.75         03/15/2014            94,589
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.76%
        170,000  DEVELOPERS DIVERS REALTY                                                 5.38         10/15/2012           168,260
         50,000  PROLOGIS                                                                 5.25         11/15/2010            49,686
        145,000  PROLOGIS 2006                                                            5.50         04/01/2012           144,688
        190,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                 5.60         09/01/2011           191,415
         95,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                 6.10         05/01/2016            97,962
        110,000  VENTAS REALTY LIMITED PARTNERSHIP CAPITAL CORPORATION                    6.75         04/01/2017           110,688

                                                                                                                            762,699
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.31%
        255,000  CREDIT SUISSE USA INCORPORATED                                           5.50         08/16/2011           257,286
         55,000  CREDIT SUISSE USA INCORPORATED                                           5.85         08/16/2016            56,440
         70,000  GOLDMAN SACHS GROUP INCORPORATED                                         6.45         05/01/2036            71,434
        215,000  LEHMAN BROTHERS HOLDINGS SERIES MTN                                      5.75         05/17/2013           218,819
        165,000  MERRILL LYNCH & COMPANY                                                  6.05         05/16/2016           170,621
        100,000  MERRILL LYNCH & COMPANY                                                  6.22         09/15/2026           101,725
        175,000  MORGAN STANLEY                                                           5.63         01/09/2012           177,267
        165,000  MORGAN STANLEY                                                           5.38         10/15/2015           162,922
        100,000  MORGAN STANLEY<<                                                         6.25         08/09/2026           103,524

                                                                                                                          1,320,038
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.13%
         65,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                   6.50         11/15/2013            66,655
         55,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                   8.50         01/18/2031            65,363

                                                                                                                            132,018
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $16,750,098)                                                                         16,887,412
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 1.27%
         35,000  ANADARKO FINANCE COMPANY SERIES B                                        7.50         05/01/2031            40,020
         60,000  BRITISH TELECOM PLC                                                      8.88         12/15/2030            80,044
         85,000  CELULOSA ARAUCO CONSTITUTION                                             5.63         04/20/2015            82,653
        130,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE<<                                 5.75         03/23/2016           127,189
         35,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                8.25         06/15/2030            42,759
         59,000  ENCANA CORPORATION                                                       6.50         08/15/2034            61,280
        100,000  HSBC HOLDINGS PLC                                                        6.50         05/02/2036           106,156
        130,000  ROGERS CABLE INCORPORATED                                                5.50         03/15/2014           122,200
         75,000  SABMILLER PLC++                                                          6.50         07/01/2016            78,347
         85,000  TELECOM ITALIA CAPITAL                                                   6.00         09/30/2034            75,995
         35,000  TELECOM ITALIA CAPITAL                                                   7.20         07/18/2036            35,973

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
$       170,000  TELEFONICA EMISIONES SAU                                                 5.98%        06/20/2011   $       173,224
        165,000  VODAFONE GROUP PLC                                                       5.50         06/15/2011           165,398
         90,000  XL CAPITAL LIMITED                                                       6.38         11/15/2024            92,484

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,271,620)                                                                          1,283,722
                                                                                                                    ---------------

FOREIGN GOVERNMENT BONDS - 1.61%
        110,000  CANADIAN NATIONAL RAILWAY COMAPNY                                        6.20         06/01/2036           117,553
         70,000  CANADIAN NATURAL RESOURCES                                               6.50         02/15/2037            70,963
        215,000  DIAGEO CAPITAL PLC                                                       5.50         09/30/2016           213,204
        250,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++ <<                6.33         09/30/2027           251,388
        194,000  UNITED MEXICAN STATES                                                    5.63         01/15/2017           191,672
         85,000  UNITED MEXICAN STATES SERIES MTNA<<                                      5.88         01/15/2014            86,913
         60,000  UNITED MEXICAN STATES SERIES MTNA                                        6.75         09/27/2034            63,690
        395,000  WESTFIELD GROUP++                                                        5.40         10/01/2012           394,219
        235,000  WESTFIELD GROUP++                                                        5.70         10/01/2016           234,415

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $1,602,980)                                                                         1,624,017
                                                                                                                    ---------------

AGENCY SECURITIES - 33.16%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.42%
         86,000  FHLMC<<                                                                  6.63         09/15/2009            89,909
        849,531  FHLMC #1H2618+/- <<                                                      5.60         05/01/2036           854,637
        659,450  FHLMC #1Q0027+/-                                                         5.10         02/01/2036           651,413
        520,369  FHLMC #A46083<<                                                          5.00         07/01/2035           500,747
         92,789  FHLMC #A50376                                                            6.00         07/01/2036            93,275
        145,664  FHLMC #A50433<<                                                          6.00         07/01/2036           146,427
         74,852  FHLMC #A50463                                                            6.00         07/01/2036            75,244
         73,926  FHLMC #A50686                                                            6.00         07/01/2036            74,313
        214,765  FHLMC #B12454<<                                                          4.50         02/01/2019           207,204
        174,962  FHLMC #B13646<<                                                          4.50         04/01/2019           168,802
        118,508  FHLMC #B14028<<                                                          4.50         05/01/2019           114,335
        179,873  FHLMC #E01279<<                                                          5.50         01/01/2018           180,227
        226,171  FHLMC #E01497<<                                                          5.50         11/01/2018           226,541
        663,747  FHLMC #G02083<<                                                          4.50         07/01/2035           620,534
         71,094  FHLMC #G08083<<                                                          4.50         08/01/2035            66,465
        167,710  FHLMC #G11594<<                                                          5.50         08/01/2019           167,978
        267,330  FHLMC #G11628<<                                                          4.50         11/01/2019           257,918
        671,737  FHLMC #G11658<<                                                          5.50         01/01/2020           672,207
      1,459,226  FHLMC #G11720<<                                                          4.50         08/01/2020         1,407,853
      1,046,692  FHLMC #G11769<<                                                          5.00         10/01/2020         1,028,574
        683,722  FHLMC #G11879<<                                                          5.00         10/01/2020           671,887
        759,599  FHLMC #G12107<<                                                          4.50         08/01/2020           732,857
        193,843  FHLMC #G12246                                                            5.00         12/01/2020           190,487
        123,874  FHLMC #G12248<<                                                          4.50         07/01/2020           119,513
        110,095  FHLMC #J02372<<                                                          5.50         05/01/2020           110,271
        108,421  FHLMC #J02373<<                                                          5.50         05/01/2020           108,594
        214,684  FHLMC #J02609<<                                                          4.50         10/01/2020           206,891
        189,000  FHLMC SERIES 2631 CLASS MT<<                                             3.50         01/15/2022           186,269
        387,000  FHLMC SERIES 2645 CLASS MK<<                                             3.50         07/15/2022           379,866
        521,203  FHLMC SERIES 2736 CLASS DB<<                                             3.30         11/15/2026           502,907
        305,715  FHLMC SERIES 2890 CLASS AP<<                                             3.75         12/15/2011           297,910
        343,030  FHLMC SERIES 3035 CLASS DM<<                                             5.50         11/15/2025           343,530
         67,000  FHLMC TBA%%                                                              6.00         10/01/2021            67,921

                                                                                                                         11,523,506
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.51%
        256,000  FNMA                                                                     5.95         08/01/2036           260,199
        526,000  FNMA                                                                     6.00         08/01/2036           534,628
        528,000  FNMA                                                                     6.20         08/01/2036           534,538

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       400,114  FNMA #190337<<                                                           5.00%        07/01/2033    $      385,825
      1,846,556  FNMA #254828                                                             5.00         08/01/2033         1,780,611
        201,022  FNMA #254918<<                                                           4.50         09/01/2033           188,493
         96,231  FNMA #387166                                                             4.33         11/01/2011            92,818
        212,906  FNMA #555531<<                                                           5.50         06/01/2033           210,346
        212,195  FNMA #678915<<                                                           5.50         01/01/2033           209,778
        513,178  FNMA #688017<<                                                           5.50         03/01/2033           507,009
         86,326  FNMA #699613<<                                                           5.50         06/01/2033            85,288
         91,659  FNMA #710654<<                                                           5.50         05/01/2033            90,557
        239,214  FNMA #712328<<                                                           5.50         05/01/2033           236,338
        641,372  FNMA #725232<<                                                           5.00         03/01/2034           618,467
        653,541  FNMA #725424<<                                                           5.50         04/01/2034           645,685
        249,645  FNMA #725564                                                             4.53         04/01/2009           245,998
        574,231  FNMA #728877<<                                                           5.00         08/01/2033           553,724
         71,217  FNMA #745295                                                             4.65         10/01/2012            69,792
        286,226  FNMA #745666+/-                                                          6.44         07/01/2036           291,406
        117,067  FNMA #747539<<                                                           5.50         11/01/2033           115,660
         93,634  FNMA #753208<<                                                           4.50         01/01/2034            87,798
        295,791  FNMA #758584<<                                                           5.00         11/01/2034           285,327
        136,842  FNMA #813642+/- <<                                                       5.66         06/01/2036           138,125
        163,607  FNMA #815422<<                                                           4.50         02/01/2035           152,908
        226,865  FNMA #815426<<                                                           4.50         02/01/2035           212,425
        206,743  FNMA #822051+/- <<                                                       5.07         07/01/2035           204,380
        100,037  FNMA #835243+/- <<                                                       4.87         09/01/2035            97,553
        161,655  FNMA #879679+/- <<                                                       5.30         04/01/2036           161,542
        561,898  FNMA #886046<<                                                           6.00         07/01/2036           564,489
        129,304  FNMA #891057+/- <<                                                       5.51         06/01/2036           129,587
        610,350  FNMA #892281+/-                                                          5.83         07/01/2036           616,128
        523,000  FNMA #894446+/- <<                                                       5.93         09/01/2036           528,679
        246,838  FNMA SERIES 2003-113 CLASS PN<<                                          3.50         02/25/2013           241,836
        781,396  FNMA SERIES 2003-76 CLASS DE<<                                           4.00         09/25/2031           738,648
         82,127  FNMA SERIES 2003-92 CLASS NM                                             3.50         04/25/2013            80,563
        112,440  FNMA SERIES 2005-77 CLASS BX<<                                           4.50         07/25/2028           110,724
      5,256,000  FNMA TBA%%                                                               5.50         10/01/2028         5,177,160
        479,000  FNMA TBA%%                                                               6.00         10/01/2034           481,096

                                                                                                                         17,666,128
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.23%
        244,097  GNMA #3586                                                               6.50         07/20/2034           250,000
        504,199  GNMA #3624<<                                                             5.50         10/20/2034           499,675
        423,483  GNMA #3891<<                                                             6.50         08/20/2036           433,308
      1,296,000  GNMA #3900                                                               6.50         09/20/2036         1,326,068
         61,962  GNMA SERIES 2006-3 CLASS A                                               4.21         01/16/2028            60,525
        158,415  GNMA SERIES 2006-32 CLASS A                                              5.08         01/16/2030           157,897
        562,000  GNMA TBA%%                                                               6.00         10/01/2033           568,147
        952,000  GNMA TBA%%                                                               6.50         10/01/2036           973,718

                                                                                                                          4,269,318
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $33,357,141)                                                                               33,458,952
                                                                                                                    ---------------

US TREASURY SECURITIES - 11.76%

US TREASURY BONDS - 6.39%
        478,000  US TREASURY BOND<<                                                       8.88          02/15/2019          659,939
        734,000  US TREASURY BOND<<                                                       7.13          02/15/2023          921,973
      1,610,000  US TREASURY BOND<<                                                       6.25          08/15/2023        1,869,236
        934,000  US TREASURY BOND<<                                                       6.25          05/15/2030        1,122,478
        428,000  US TREASURY BOND<<                                                       5.38          02/15/2031          462,273

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BONDS (continued)
$     1,477,000  US TREASURY BOND<<                                                       4.50%        02/15/2036   $     1,415,266

                                                                                                                          6,451,165
                                                                                                                    ---------------

US TREASURY NOTES - 5.37%
        533,000  US TREASURY NOTE<<                                                       4.88         05/31/2008           533,999
        114,000  US TREASURY NOTE                                                         5.13         06/30/2008           114,730
         40,000  US TREASURY NOTE<<                                                       4.88         05/15/2009            40,231
        126,000  US TREASURY NOTE<<                                                       4.88         08/15/2009           126,856
        328,000  US TREASURY NOTE<<                                                       4.88         07/31/2011           331,805
        163,000  US TREASURY NOTE                                                         4.63         08/31/2011           163,178
        201,000  US TREASURY NOTE<<                                                       4.50         11/15/2015           199,053
        529,000  US TREASURY NOTE<<                                                       4.50         02/15/2016           523,689
      2,413,000  US TREASURY NOTE<<                                                       5.13         05/15/2016         2,503,111
        862,000  US TREASURY NOTE<<                                                       4.88         08/15/2016           878,297

                                                                                                                          5,414,949
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $11,665,828)                                                                          11,866,114
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 6.50%
      6,559,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $6,561,952)                  5.40         10/02/2006         6,559,000

TOTAL REPURCHASE AGREEMENTS (COST $6,559,000)                                                                             6,559,000
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 39.66%

COLLATERAL INVESTED IN OTHER ASSETS - 39.66%
         84,459  ABBEY NATIONAL TREASURY SERVICE+/- ++                                    5.59         01/16/2007            84,510
        563,059  AMERICAN EXPRESS BANK FSB+/-                                             5.29         01/26/2007           563,071
        354,972  AMERICAN GENERAL FINANCE CORPORATION+/- ++                               5.36         10/15/2007           355,143
         45,926  AQUIFER FUNDING LIMITED++                                                5.28         10/04/2006            45,913
         61,202  AQUIFER FUNDING LIMITED++                                                5.43         10/06/2006            61,166
      1,125,238  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         10/04/2006         1,124,911
        244,747  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.40         10/05/2006           244,640
        306,011  ATLAS CAPITAL FUNDING CORPORATION+/- ++                                  5.31         11/10/2006           306,011
        244,808  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                       5.31         04/25/2007           244,818
        244,808  ATOMIUM FUNDING CORPORATION++                                            5.38         11/03/2006           243,665
         11,016  BANK OF IRELAND                                                          5.35         12/05/2006            10,914
         30,601  BANK ONE NA ILLINOIS SERIES BKNT+/-                                      5.55         01/12/2007            30,611
        795,628  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.46         02/23/2007           795,628
      1,224,042  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $1,224,596)                                                        5.43         10/02/2006         1,224,042
      2,631,691  BEAR STEARNS REPURCHASE AGREEMENT (MATURITY VALUE $2,632,882)            5.43         10/02/2006         2,631,691
      1,217,036  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $1,217,587)             5.43         10/02/2006         1,217,036
          8,850  BRYANT PARK FUNDING++                                                    5.33         11/01/2006             8,811
        169,212  BUCKINGHAM CDO LLC                                                       5.32         10/23/2006           168,694
        612,021  BUCKINGHAM II CDO LLC                                                    5.30         10/19/2006           610,503
        305,913  BUCKINGHAM II CDO LLC                                                    5.31         10/18/2006           305,200
        807,195  BUCKINGHAM II CDO LLC                                                    5.32         10/25/2006           804,483
        934,152  BUCKINGHAM III CDO LLC++                                                 5.32         10/27/2006           930,743
        306,011  BUCKINGHAM III CDO LLC++                                                 5.36         12/15/2006           302,721
        306,011  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         10/23/2006           305,074
         61,202  CAIRN HIGH GRADE FUNDING I LLC                                           5.34         11/22/2006            60,748
        238,688  CAIRN HIGH GRADE FUNDING I LLC++                                         5.43         10/02/2006           238,688
         18,361  CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         10/11/2006            18,336
        383,737  CATERPILLAR                                                              5.38         10/06/2006           383,511
        306,011  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         10/03/2006           305,965
         94,227  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         10/05/2006            94,185
         48,227  CEDAR SPRINGS CAPITAL COMPANY++                                          5.35         10/25/2006            48,065

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       372,231  CEDAR SPRINGS CAPITAL COMPANY                                            5.35%        11/27/2006   $       369,198
         14,701  CEDAR SPRINGS CAPITAL COMPANY                                            5.36         11/20/2006            14,596
        455,723  CEDAR SPRINGS CAPITAL COMPANY                                            5.37         11/17/2006           452,670
         10,404  CHEYNE FINANCE LLC++                                                     5.35         10/23/2006            10,373
        428,415  CHEYNE FINANCE LLC                                                       5.43         10/02/2006           428,415
        612,021  CHEYNE FINANCE LLC++                                                     5.34         11/13/2006           608,276
        342,966  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $343,121)                 5.43         10/02/2006           342,966
        895,387  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         10/26/2006           892,244
        367,213  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         10/11/2006           366,728
         55,082  CREDIT SUISSE FIRST BOSTON+/-                                            5.58         04/05/2007            55,120
         30,564  CROWN POINT CAPITAL COMPANY++                                            5.45         10/02/2006            30,564
         10,649  CULLINAN FINANCE CORPORATION                                             5.34         10/17/2006            10,626
        108,597  DEER VALLEY FUNDING LLC                                                  5.34         10/26/2006           108,216
        306,011  DEER VALLEY FUNDING LLC                                                  5.31         10/12/2006           305,564
        306,011  DEER VALLEY FUNDING LLC                                                  5.39         11/01/2006           304,670
         12,240  FCAR OWNER TRUST SERIES II                                               5.20         10/03/2006            12,239
        612,021  FIVE FINANCE INCORPORATED+/- ++                                          5.43         01/25/2007           612,297
         28,435  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.30         10/06/2006            28,418
          9,658  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.35         12/08/2006             9,564
         67,518  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.35         11/15/2006            67,085
         24,787  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.41         10/30/2006            24,685
          7,344  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.45         11/29/2006             7,282
        614,751  FOX TROT CDO LIMITED                                                     5.33         10/26/2006           612,593
        423,384  FOX TROT CDO LIMITED                                                     5.34         12/01/2006           419,688
         89,416  GALLEON CAPITAL LLC++                                                    5.43         10/02/2006            89,416
        195,847  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.41         06/18/2007           195,847
          5,692  GENWORTH FINANCIAL++                                                     5.34         11/13/2006             5,657
          5,031  GENWORTH FINANCIAL                                                       5.42         10/27/2006             5,012
        382,574  GEORGE STREET FINANCE LLC++                                              5.32         10/31/2006           380,952
         36,721  GEORGE STREET FINANCE LLC++                                              5.40         10/03/2006            36,716
        325,595  GERMAN RESIDENTIAL FUNDING++                                             5.32         10/23/2006           324,599
         42,841  GOLDMAN SACHS & COMPANY+/-                                               5.64         01/09/2007            42,864
        612,021  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                          5.46         03/30/2007           612,486
        563,059  HARRIER FINANCE FUNDING LLC                                              5.45         10/02/2006           563,059
        124,852  HBOS TREASURY SERVICES PLC+/- ++                                         5.58         01/12/2007           124,923
         19,046  ICICI BANK LIMITED                                                       5.44         11/15/2006            18,924
         37,480  ICICI BANK LIMITED                                                       5.48         12/01/2006            37,153
        428,415  ING USA ANNUITY & LIFE INSURANCE+/-                                      5.40         09/17/2007           428,415
         24,285  IRISH LIFE & PERMANENT PLC                                               5.45         12/13/2006            24,031
         58,142  JPMORGAN CHASE & COMPANY+/-                                              5.52         12/18/2006            58,168
      1,591,255  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,591,975)                                              5.43         10/02/2006         1,591,255
        783,387  KAUPTHING BANK SERIES MTN+/- ++                                          5.39         03/20/2007           782,901
        306,011  KESTREL FUNDING LLC++                                                    5.43         11/06/2006           304,450
        274,198  KLIO FUNDING CORPORATION                                                 5.32         10/25/2006           273,276
         20,637  KLIO FUNDING CORPORATION++                                               5.34         11/15/2006            20,505
         39,035  KLIO FUNDING CORPORATION++                                               5.44         10/20/2006            38,932
        276,132  KLIO II FUNDING CORPORATION                                              5.30         10/19/2006           275,447
        214,697  KLIO II FUNDING CORPORATION++                                            5.37         10/20/2006           214,135
        100,531  KLIO III FUNDING CORPORATION++                                           5.43         10/16/2006           100,325
         36,721  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.61         04/20/2007            36,763
        596,913  LEXINGTON PARKER CAPITAL CORPORATION++                                   5.46         10/05/2006           596,651
          3,060  LIBERTY STREET FUNDING CORPORATION                                       5.42         10/25/2006             3,050
        428,415  LIQUID FUNDING LIMITED+/- ++                                             5.29         12/01/2006           428,415
         71,986  LIQUID FUNDING LIMITED                                                   5.33         10/23/2006            71,766
        428,415  LIQUID FUNDING LIMITED+/- ++                                             5.35         12/29/2006           428,436
        220,328  LIQUID FUNDING LIMITED++                                                 5.35         12/07/2006           218,215
          3,317  LIQUID FUNDING LIMITED++                                                 5.39         12/15/2006             3,281
        367,213  LIQUID FUNDING LIMITED                                                   5.46         11/30/2006           364,058
        278,776  LIQUID FUNDING LIMITED                                                   5.47         10/02/2006           278,776
        183,606  LIQUID FUNDING LIMITED                                                   5.49         12/28/2006           181,286
         27,541  LOWE'S COMPANIES                                                         5.33         10/03/2006            27,537
         39,781  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.61         01/26/2007            39,807

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        25,705  MONT BLANC CAPITAL CORPORATION                                           5.37%        10/27/2006   $        25,611
        856,830  MORGAN STANLEY+/-                                                        5.45         10/10/2006           856,830
        612,021  MORGAN STANLEY+/-                                                        5.45         10/30/2006           612,021
         12,240  MORGAN STANLEY+/-                                                        5.54         01/19/2007            12,248
        188,197  MORGAN STANLEY SERIES EXL+/-                                             5.39         10/15/2007           188,227
        366,601  NATIONWIDE BUILDING SOCIETY+/- ++                                        5.51         12/11/2006           366,740
        299,278  NATIONWIDE BUILDING SOCIETY+/- ++                                        5.61         07/20/2007           299,643
         16,867  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.31         10/11/2006            16,845
        259,485  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.41         10/23/2006           258,691
         36,966  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.42         10/04/2006            36,955
        367,910  NORTH SEA FUNDING LLC                                                    5.37         12/28/2006           363,260
         24,481  NORTH SEA FUNDING LLC                                                    5.23         11/24/2006            24,292
         12,240  NORTH SEA FUNDING LLC++                                                  5.35         10/16/2006            12,215
          3,366  PERRY GLOBAL FUNDING LIMITED SERIES A                                    5.47         11/10/2006             3,347
          4,896  PICAROS FUNDING LLC++                                                    5.39         11/03/2006             4,873
        574,749  RACERS TRUST SERIES 2004-6-MM+/- ++                                      5.35         04/23/2007           574,830
         40,026  ROYAL BANK OF SCOTLAND PLC+/- ++                                         5.37         03/30/2007            40,047
        398,732  ROYAL BANK OF SCOTLAND PLC+/- ++                                         5.41         11/24/2006           398,796
         38,741  ROYAL BANK OF SCOTLAND PLC+/-                                            5.41         11/24/2006            38,747
        306,011  SEDNA FINANCE INCORPORATED+/- ++                                         5.36         12/08/2006           306,038
        293,770  SEDNA FINANCE INCORPORATED+/- ++                                         5.47         04/11/2007           293,817
        244,808  SLM CORPORATION+/- ++                                                    5.33         10/12/2007           244,872
        858,972  SLM CORPORATION+/-                                                       5.60         01/25/2007           859,530
         62,671  SLM CORPORATION+/-                                                       5.69         07/25/2007            62,813
         15,301  SOCIETE GENERALE NORTH AMERICA                                           5.39         10/10/2006            15,283
        153,336  TANGO FINANCE CORPORATION SERIES MTN+/- ++                               5.39         10/25/2006           153,340
      1,333,802  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.34         10/16/2006         1,331,068
        439,040  TIERRA ALTA FUNDING I LIMITED                                            5.33         11/01/2006           437,117
        439,003  TIERRA ALTA FUNDING I LIMITED                                            5.33         11/08/2006           436,632
      1,224,042  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.57         08/03/2007         1,224,042
        235,249  TRAVELERS INSURANCE COMPANY+/-                                           5.40         02/09/2007           235,244
        306,011  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/- ++                      5.34         03/09/2007           306,060
         30,601  VERSAILLES CDS++                                                         5.34         11/22/2006            30,374
        306,011  WAL-MART STORES INCORPORATED+/-                                          5.26         03/28/2007           306,004
        391,694  WHISTLEJACKET CAPITAL LIMITED                                            5.31         10/16/2006           390,891
         21,555  WHISTLEJACKET CAPITAL LIMITED++                                          5.34         11/20/2006            21,402
        127,362  WHITE PINE FINANCE LLC                                                   5.31         10/16/2006           127,101
          8,470  WHITE PINE FINANCE LLC                                                   5.36         11/13/2006             8,413

                                                                                                                         40,015,322
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $40,015,322)                                                               40,015,322
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $153,224,770)*                                    152.50%                                                     $   153,850,610
                                                        ------                                                      ---------------

OTHER ASSETS AND LIABILITIES, NET                       (52.50)                                                         (52,963,734)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   100,886,876
                                                        ------                                                      ---------------

+/-   VARIABLE RATE INVESTMENTS.

++    SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER
      RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE
      SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED
      PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

*     COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR
      FINANCIAL REPORTING PURPOSES.

SCHEDULE OF TBA SALE COMMITMENTS - (1.18%)
       (542,000) FHLMC TBA%%                                                              4.50         10/01/2021          (522,014)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS        SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

TOTAL SCHEDULE OF TBA SALE COMMITMENTS (TOTAL PROCEEDS $(519,747))                                                         (522,014)
                                                                                                                    ---------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund values its shares at 4:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -Association of Bay Area Governments
ADR  -American Depositary Receipt
AMBAC  -American Municipal Bond Assurance Corporation
AMT  -Alternative Minimum Tax
ARM  -Adjustable Rate Mortgages
BART  -Bay Area Rapid Transit
CDA  -Community Development Authority
CDSC  -Contingent Deferred Sales Charge
CGIC  -Capital Guaranty Insurance Company
CGY  -Capital Guaranty Corporation
CMT  -Constant Maturity Treasury
COFI  -Cost of Funds Index
COP  -Certificate of Participation
CP  -Commercial Paper
CTF  -Common Trust Fund
DW&P  -Department of Water & Power
DWR  -Department of Water Resources
EDFA  -Education Finance Authority
FFCB  -Federal Farm Credit Bank
FGIC  -Financial Guaranty Insurance Corporation
FHA  -Federal Housing Authority
FHLB  -Federal Home Loan Bank
FHLMC  -Federal Home Loan Mortgage Corporation
FNMA  -Federal National Mortgage Association
FRN  -Floating Rate Notes
FSA  -Financial Security Assurance Incorporated
GDR  -Global Depositary Receipt
GNMA  -Government National Mortgage Association
GO  -General Obligation
HFA  -Housing Finance Authority
HFFA  -Health Facilities Financing Authority
IDA  -Industrial Development Authority
IDR  -Industrial Development Revenue
LIBOR  -London Interbank Offered Rate
LLC  -Limited Liability Corporation
LOC  -Letter of Credit
LP  -Limited Partnership
MBIA  -Municipal Bond Insurance Association
MFHR  -Multi-Family Housing Revenue
MUD  -Municipal Utility District
MTN  -Medium Term Note
PCFA  -Pollution Control Finance Authority
PCR  -Pollution Control Revenue
PFA  -Public Finance Authority
PLC  -Private Placement
PSFG  -Public School Fund Guaranty
RDA  -Redevelopment Authority
RDFA  -Redevelopment Finance Authority
REITS  -Real Estate Investment Trusts
R&D  -Research & Development
SFHR  -Single Family Housing Revenue
SFMR  -Single Family Mortgage Revenue
SLMA  -Student Loan Marketing Association
STEERS  -Structured Enhanced Return Trust
TBA  -To Be Announced
TRAN  -Tax Revenue Anticipation Notes
USD  -Unified School District
V/R  -Variable Rate
WEBS  -World Equity Benchmark Shares
XLCA  -XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006


/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Wells Fargo Funds Trust


                                            By:   /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President


                                            By:   /s/ A. Erdem Cimen

                                                  A. Erdem Cimen
                                                  Treasurer

Date: November 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             Wells Fargo Funds Trust


                                             By:   /s/ Karla M. Rabusch

                                                   Karla M. Rabusch
                                                   President


                                             By:   /s/ A. Erdem Cimen

                                                   A. Erdem Cimen
                                                   Treasurer

Date: November 21, 2006